Registration No. 2-92146

              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                            FORM N-4

   REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

   Pre-Effective Amendment No.             ___
   Post-Effective Amendment No.    26       X
                                           ---
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

    Amendment No.   27                      X
                                           ---
                         CARILLON ACCOUNT
                    (Exact Name of Registrant)

            The Union Central Life Insurance Company
                        (Name of Depositor)

           1876 Waycross Road, Cincinnati, Ohio 45240
      (Address of Depositor's Principal Executive Offices)

                          (513) 595-2600
                  (Depositor's Telephone Number)

Theresa M. Brunsman, Esq.                  Copy to:
The Union Central Life Insurance Company   John W. Blouch
1876 Waycross Road                         Dykema Gossett PLLC
Cincinnati, Ohio 45240                     Suite 300 West
(513) 595-2919                             1025 Thomas Jefferson
St., N.W.
                                           Washington, D.C. 20005-
3306
(Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

|_| immediately upon filing pursuant to paragraph (b) of Rule 485
|X| on May 1, 2004 pursuant to paragraph (b) of Rule 485
|_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485
|_| on ___________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities Being Registered: Individual Flexible Premium Deferred Variable Annuities

                     PART A


     INFORMATION REQUIRED IN A PROSPECTUS

Home Office:
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: 1-800-319-6902
                               PROSPECTUS
            "VA I" Flexible Premium Deferred Variable Annuity

                             CARILLON ACCOUNT
                                    of
                THE UNION CENTRAL LIFE INSURANCE COMPANY

This prospectus describes an annuity contract ("the Contract") offered by The Union Central Life Insurance Company ("we" or "us" or "Union Central"). The Contract is a flexible premium, combination fixed and variable annuity contract. The Contract is designed for use in connection with all types of retirement plans. We offer another variable annuity contract which also invests in the Subaccounts ("VA II SA"). The VA II SA Contract has higher current mortality and expense charges, does not offer a guaranteed account investment option, and imposes no surrender charges. To obtain more information about this policy, contact your agent or call us.

Your Contract's PREMIUMS may be allocated in whole or in part:

  o to our general account, and accumulate on a guaranteed, fixed basis, or
  o to the CARILLON ACCOUNT, one of our variable annuity separate accounts where accumulation values are NOT guaranteed and vary with the performance of one or more underlying mutual funds.

Carillon Account is divided into thirty-one "Subaccounts," each of which invests in shares of a single investment portfolio ("Portfolio") of an underlying mutual fund ("Fund"). We will provide you with a prospectus for each Portfolio with this Prospectus. The available Portfolios consist of:

  o  two Portfolios of AIM Variable Insurance Funds ("AIM Fund"),
  o  two Portfolios of The Alger American Fund ("Alger American
     Fund"),
  o two Portfolios of American Century Variable Portfolios, Inc. ("American Century Fund"),
  o one Portfolio of Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton Fund")
  o  five Portfolios of MFS Variable Insurance Trust ("MFS Fund"),
  o one Portfolio of Neuberger Berman Advisers Management Trust ("Neuberger Berman Fund"),
  o  two Portfolios of Oppenheimer Variable Account Funds
     ("Oppenheimer Fund"),
  o  three Portfolios of Scudder Variable Series I ("Scudder
     Fund"),
  o  two Portfolios of Seligman Portfolios, Inc. ("Seligman Fund"),
  o nine Portfolios of Summit Mutual Funds, Inc. Pinnacle Series ("Summit Fund"), and
  o  two portfolios of The Universal Institutional Funds, Inc.
     ("UIF Fund").

Premiums that you allocate to Carillon Account will vary with the investment performance of the Portfolio(s) you select. Similarly, the amount of any variable annuity benefit payments will vary with the investment performance of the Portfolio(s) you select. This Prospectus generally describes only the variable portion of the Contract.

Additional information about Carillon Account and the variable portion of the Contracts has been filed with the Securities and Exchange Commission ("SEC") in the form of a Statement of Additional Information ("SAI"). The SAI is dated May 1, 2004, and is incorporated herein by reference. You may obtain the SAI without charge by writing us at the address given above or by calling the listed telephone number.

THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    PLEASE READ THIS PROSPECTUS CAREFULLY AND RETAIN IT FOR FUTURE
                                 REFERENCE.

               The date of this prospectus is May 1, 2004.

                          TABLE OF CONTENTS
DEFINITIONS . . . . .. . . . . . . . ... . . . . . . . . . . . 2
SUMMARY . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
  The Contract and the Investment Options . . . . . . . . . . .2
  Premiums. . . . . . . . . . . . . . . . . . . . . . . . . . .2
  Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . .2
  Transfers . . . . . . . . . . . . . . . . . . . . . . . . . .2
  Annuity Benefit Payments. . . . . . . . . . . . . . . . . . .2
  Charges . . . . . . . . . . . . . . . . . . . . . . . . . . .2
SUMMARY OF SEPARATE ACCOUNT EXPENSES. . . . . . . . . . . . . .2
THE UNION CENTRAL LIFE INSURANCE COMPANY AND CARILLON ACCOUNT .2
  The Union Central Life Insurance Company. . . . . . . . . . .2
  Carillon Account. . . . . . . . . . . . . . . . . . . . . . 2
  The Funds . . . . . . . . . . . . . . . . . . . . . . . . . 2
  Additions, Deletions or Substitutions of Investments. . . . 2
THE CONTRACT. . . . . . . . . . . . . . . . . . . . . . . . . 2
  Purchasing a Contract . . . . . . . . . . . . . . . . . . . 2
  Premiums. . . . . . . . . . . . . . . . . . . . . . . . . . 2
  Crediting of Accumulation Units . . . . . . . . . . . . . . 2
  Value of Accumulation Units . . . . . . . . . . . . . . . . 2
  Self-Service Access to Information and Services. . . . . . .2
  Transfers . . . . . . . . . .  . . . . . . . . . . . . . . .2
  Special Transfers - Dollar Cost Averaging . . . . . . . . . 2
  Portfolio Rebalancing Plan. . . . . . . . . . . . . . . . . 2
  Interest Sweep Plan . . . . . . . . . . . . . . . . . . . . 2
  Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . 2
  Personal Income Plan. . . . . . . . . . . . . . . . . . . . 2
CHARGES AND OTHER DEDUCTIONS. . . . . . . . . . . . . . . . . 2
  Administration Fees . . . . . . . . . . . . . . . . . . . . 2
  Mortality and Expense Risk Charge . . . . . . . . . . . . . 2
  Surrender Charge (Contingent Deferred Sales Charge) . . . . 2
  Terminal Illness/Confinement. . . . . . . . . . . . . . . . 2
  Other Waivers or Reductions of Surrender Charge . . . . . . 2
  Premium Taxes . . . . . . . . . . . . . . . . . . . . . . . 2
  Fund Expenses . . . . . . . . . . . . . . . . . . . . . . . 2
BENEFITS UNDER THE CONTRACT . . . . . . . . . . . . . . . . . 2
  Death Benefits. . . . . . . . . . . . . . . . . . . . . . . 2
  Annuity Benefit Payments. . . . . . . . . . . . . . . . . . 2
  Variable Annuity Benefit Payments . . . . . . . . . . . . . 2
  Fixed Annuity Benefit Payments. . . . . . . . . . . . . . . 2
THE GUARANTEED ACCOUNT. . . . . . . . . . . . . . . . . . . . 2
  General Description . . . . . . . . . . . . . . . . . . . . 2
  Guaranteed Account Accumulations. . . . . . . . . . . . . . 2
  Surrenders. . . . . . . . . . . . . . . . . . . . . . . . . 2
  Transfers . . . . . . . . . . . . . . . . . . . . . . . . . 2
GENERAL MATTERS . . . . . . . . . . . . . . . . . . . . . . . 2
  Designation of Beneficiary. . . . . . . . . . . . . . . . . 2
  10-Day Right to Examine Contract. . . . . . . . . . . . . . 2
  Contract Owner's Inquiry. . . . . . . . . . . . . . . . . . 2
  Contract Owner's Reports. . . . . . . . . . . . . . . . . . 2
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . . 2
  Introduction. . . . . . . . . . . . . . . . . . . . . . . . 2
  Tax Status of Contracts . . . . . . . . . . . . . . . . . . 2
  Qualified Plans . . . . . . . . . . . . . . . . . . . . . . 2
TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS. . . . . . . . 2
DISTRIBUTION OF THE CONTRACTS . . . . . . . . . . . . . . . . 2
VOTING RIGHTS . . . . . . . . . . . . . . . . . . . . . . . . 2
PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . . . . 2
FINANCIAL STATEMENTS. . . . . . . . . . . . . . . . . . . . . 2
APPENDIX A (Accumulation Unit Values) . . . . . . . . . . . .
Error! Bookmark not defined.
APPENDIX B--IRA DISCLOSURE STATEMENT. . . . . . . . . . . . . 2
  Part I.  Traditional IRA and SEP-IRA. . . . . . . . . . . . 2
  Part II.  SIMPLE-IRA. . . . . . . . . . . . . . . . . . . . 2
  Part III.  Roth IRA . . . . . . . . . . . . . . . . . . . . 2
APPENDIX C - DISCLAIMERS. . . . . . . . . . . . . . . . . . . 2
APPENDIX D. . . . . . . . . . . . . . . . . . . . . . . . . . 2

     STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . .B-2
DETERMINATION OF ANNUITY PAYMENTS . . . . . . . . . . . . . .B-2
FEDERAL TAX MATTERS . . . . . . . . . . . . . . . . . . . . .B-3
MISCELLANEOUS CONTRACT PROVISIONS . . . . . . . . . . . . . .B-4
CUSTODY OF CARILLON ACCOUNT'S ASSETS. . . . . . . . . . . . .B-5
EXPERTS . . . . . . . . . . . . . . . . . . . . . . . . . . .B-5
FINANCIAL STATEMENTS OF CARILLON ACCOUNT
AND OF UNION CENTRAL. . . . . . . . . . . . . . . (following B-5)

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                           DEFINITIONS

accumulation unit-A unit of measure used to calculate the value of your Variable Account during the Pay-in Period.

accumulation value-The sum of the values of your Contract's
Guaranteed Account and Variable Account.

Annuitant-A person whose life determines the duration of annuity benefit payments involving life contingencies.

annuity unit-A unit of measure used to calculate variable annuity benefit payments (during the Pay-out Period).

Beneficiary-The person you designate to receive the Contract's death benefit.

Carillon Account-One of our variable annuity separate accounts.
Carillon Account currently is divided into thirty-one Subaccounts, each of which invests exclusively in one Portfolio of a Fund.

Cash Surrender Value - Your Contract's accumulation value at the end of the valuation period during which we receive a request for total or partial surrender, minus any applicable surrender charges, any applicable annual administration fee and premium taxes not previously deducted.

Contract-The Contract we issue to you.

Contract Date-The date we issue your Contract.

Contract Owner ("You")- the person designated as the owner in the
Contract or as subsequently changed.   If a Contract has been
absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner.

Contract Year-A period of 12 consecutive months beginning on the Contract Date or any anniversary thereof.

Due Proof of Death-One of the following:

o  A certified copy of a death certificate;
o A certified copy of a decree of a court of competent jurisdiction as to the finding of death;
o A written statement by a medical doctor who attended the deceased; or
o  Any other proof satisfactory to us.

fixed annuity benefit payments-Annuity benefit payments that are fixed in amount throughout the Pay-out Period.

The Funds-Mutual funds, one or more investment portfolios of which are purchased by Carillon Account. Currently the eleven Funds are: AIM Fund, Alger American Fund, American Century Fund,
Franklin Templeton Fund, MFS Fund, Neuberger Berman Fund,
Oppenheimer Fund, Scudder Fund, Seligman Fund, Summit Fund, and
UIF Fund.

Guaranteed Account-The portion (if any) of your Contract's accumulation value that is held in our general account and accumulates at a guaranteed rate which is stated in your Contract.

Investment Options-The Guaranteed Account and the Subaccounts of
Carillon Account which are listed on a chart beginning on page below.

Maturity Date-The date on which the Pay-out Period commences
(i.e., when you stop making premium payments to us and we start making annuity benefit payments to you).

Nonqualified Contracts-Contracts that do not qualify for special federal income tax treatment.

Pay-in Period-The period during which you may make payments to us and accumulate Contract values on a fixed or variable basis (referred to in the Contract as the "Accumulation Period"). The Pay-in Period commences on the Contract Date and lasts until the Maturity Date.

Pay-out Period-The period after the Maturity Date during which we make annuity benefit payments to you (referred to in the Contract as the "Annuity Period").

Portfolio-A separate investment portfolio of one of the Funds.

Qualified Contracts-Contracts issued in connection with plans that qualify for special federal income tax treatment.

Subaccount-A part of Carillon Account. Each Subaccount invests exclusively in shares of a different Portfolio.

Variable Account-The portion of your Contract's accumulation value that is invested in one or more Subaccounts of Carillon Account.
Your Variable Account is divided into one or more subdivisions, one for each Subaccount to which you have allocated your accumulation value.

variable annuity benefit payments-Annuity benefit payments that vary in amount in relation to the investment performance of the Subaccount(s) you select during the Pay-Out Period.

                           SUMMARY

The Contract and the Investment Options

The Contract is designed and offered to aid in the accumulation of funds on a tax-deferred basis for retirement in connection with a broad range of retirement plans, including:

o plans established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended ("H.R. 10 plans");
o qualified employee pension and profit-sharing trusts or plans described in Section 401(a) and tax-exempt under
   Section 501(a) of the Internal Revenue Code of 1986, as amended (the "Code");
o qualified annuity plans described in Section 403(a) of the Code;
o annuity purchase plans adopted by public school systems and certain tax-exempt organizations under Section 403(b) of the Code;
o Individual Retirement Annuities purchased by or on behalf of individuals pursuant to Sections 408 (traditional and Simple IRAs) and 408A (Roth IRA) of the Code;
o  government deferred compensation plans pursuant to Section
   457 of the Code;
o  other qualified plans; and
o  nonqualified plans.

Qualified plans provide special tax treatment to participating employees and self-employed individuals and their beneficiaries. While the Contract provides many benefits when used with a qualified plan, you should know that the Contract provides no additional benefit with regard to tax deferral.

You may allocate your Contract's accumulation value among the Contract's Investment Options, which consist of the Guaranteed
Account and the Subaccounts of Carillon Account which are listed on a chart beginning below.

Your Contract's accumulation value will vary according to the investment experience of the Portfolio(s) you select. Similarly, the dollar amount of variable annuity benefit payments will vary according to the investment experience of the Portfolio(s) selected. You bear the entire investment risk for all amounts you allocate to any of the variable Investment Options. Allocations to the Guaranteed Account accumulate at a guaranteed rate which varies according to state law and is stated in your Contract.

Premiums

Each premium payment must be at least $25 for Qualified Contracts and $50 for Nonqualified Contracts. You may pay premiums at any time and in any amount, subject to the $25/$50 minimum and a maximum (which we may waive) of $10,000 per Contract Year. However, if you pay no premiums for two consecutive Contract Years (three in New York), then under certain circumstances we may pay you your Contract's accumulation value (minus the administration fee and surrender charge, if applicable) and cancel your Contract.

Surrenders

You may totally or partially surrender your Contract and be paid all or part of its accumulation value at any time during the Pay-in Period (unless your Contract was issued in connection with a plan adopted pursuant to Section 403(b) of the Code -- see page
2). Certain surrenders may be subject to a surrender charge and a 10% tax penalty may be imposed. In addition, you may return your Contract for a refund within 10 days after receiving it, or longer where required by state law ( see page 2).

Transfers

During the Pay-in Period, you may transfer your accumulation value among the subdivisions of your Variable Account or between those subdivisions and your Guaranteed Account, as frequently as desired. Transfers generally must be at least $300. Up to six transfers may be made each Contract Year without charge. However, a transaction charge (currently $10) is imposed for each transfer in excess of that number. You may only transfer up to the greater of 20% of the value of your Guaranteed Account (as of the first day of the Contract Year), or $1,000 to one or more subdivisions of your Variable Account each Contract Year.

During the Pay-out Period, you may, once each year, change the Investment Options upon which the amount of your variable annuity benefit payments are calculated by requesting that we transfer annuity reserves among the Portfolios.

Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Contract Owner is still living, the Contract Owner will be treated as the Annuitant. If the Contract Owner dies before the Maturity Date, then we will pay the Beneficiary a death benefit equal to the greater of:

o  the Contract's accumulation value, or
o the sum of all premiums paid less any amounts deducted in connection with partial surrenders.

Charges

No sales charge is deducted from your premiums. However, we will deduct a surrender charge upon certain early surrenders or withdrawals. This surrender charge depends on how long your Contract has been in force. During the first two Contract Years the surrender charge is 7% of the amount surrendered. This charge is reduced by 1% on each subsequent Contract anniversary until the eighth anniversary, when it becomes zero. Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract Year) may be made each Contract Year without the imposition of the surrender charge. Also, where permitted by state law, the surrender charge will be waived in the event of your confinement to a qualified institution or your having a terminal illness as defined in the Contract.
The total surrender charge assessed over the life of the Contract will not exceed 9% of premiums paid.
We deduct an administration fee of $30 per year from your Contract's accumulation value during the Pay-in Period. We will waive the annual administration fee for all South Carolina Contracts, and for all other states, we will waive the annual administration fee for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We also reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We also deduct a daily administrative charge at the rate of 0.25% of net assets per year during both the Pay-in and Pay-out Periods.

As compensation for our assumption of mortality and expense risks, we deduct a charge from Carillon Account that is currently 1.00% of net assets per year, and will never exceed 2.00% per year. In accordance with state laws, premium taxes will be deducted from some Contracts.

The Funds in which Carillon Account invests pay an investment advisory fee and other expenses which are described in the Fund prospectuses.

             SUMMARY OF SEPARATE ACCOUNT EXPENSES

The following charts and tables describe the fees and expenses that you will pay when buying, owning, and surrendering your Contract.

1. CONTRACT OWNER TRANSACTION EXPENSES (the fees and expenses that you will pay at the time that you buy your Contract, surrender your Contract, or transfer among investment options.
State premium taxes may also be deducted.)

    o  SALES LOAD IMPOSED ON PURCHASES (as a percentage of
       purchase payments) . . . . . . . . . . . . . . . . .None

    o  SURRENDER CHARGE (Contingent Deferred Sales Charge)
       (as a percentage of amount  surrendered)

Contract Year
of surrender           1   2   3   4   5   6   7   8   Thereafter
-------------         --- --- --- --- --- --- --- ---  ----------
Applicable Charge (1)  7%  7%  6%  5%  4%  3%  2%  1%       0%

    o  MAXIMUM TRANSFER FEE . . . . . . . . . . . . . . . .$100

2. PERIODIC EXPENSES (the fees and expenses that you will pay periodically while you own your Contract, not including portfolio fees and expenses)

    o  ANNUAL ADMINISTRATION FEE . . . . . . . . . . . . $30 (3)

    o SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

<caption>>

CHARGE                                  MAXIMUM   CURRENT
Mortality and Expense Risk Charge        2.00%     1.00%
Administration Fee                       0.25%     0.25%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES   2.25%     1.25%

___________
(1) Partial surrenders totaling up to 10% of a Contract's accumulation value may be made each Contract Year without the surrender charge being assessed.

(2) During the Pay-in Period, up to six transfers may be made each Contract Year without charge. The current charge for transfers is $10. We would only charge the maximum charge of $100 if you transfer at least $100,000, or the entire variable account value of your Contract, if less, out of and into the same portfolio within 30 days, a practice commonly known as "day trading".

(3) Waived for all South Carolina Contracts, and for all other states, waived for any year in which the Contract's accumulation value is $25,000 or more on the last day of the Contract Year.
This charge applies only during the Pay-In Period.

3. UNDERLYING FUND EXPENSES (the minimum and maximum total operating expenses charged by the Funds, INCLUDING MANAGEMENT FEES, 12B-1 FEES, AND OTHER EXPENSES, that you may pay periodically during the time that you own your Contract. More detail concerning each Fund's fees and expenses is contained in each Fund's prospectus.)

    o  TOTAL ANNUAL FUND OPERATING EXPENSES

           Minimum            Maximum
           -------            -------
            0. 48%             1.35 %

4. The Examples that follow are intended to help you compare the cost of investing in your Contract with the cost of investing in other variable annuity contracts. These costs include maximum contract owner transaction expenses, contract fees, and separate account annual expenses. Each Example assumes that you invest $10,000 in your Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the Funds.
 Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     a) If you surrender your at the end of the applicable time period:

               MAXIMUM:

          1 year     3 years     5 years     10 years
        $1,087.00   $1,771.00   $2,364.00   $3,998.00









     b) If you annuitize your Contract at the end of the applicable time period:

               MAXIMUM:

         1 year     3 years     5 years     10 years
        $ 378.00   $1,149.00   $1,939.00   $3,998.00










     c) If you do not surrender your Contract:

               MAXIMUM:

         1 year     3 years     5 years     10 years
        $ 378.00   $1,149.00   $1,939.00   $3,998.00

# In the examples above, the $30 annual administration fee has been reflected in the calculation of annual expenses by converting the fee to a percent of average net assets attributable to the Contracts, adding it to the current Total Separate Account Annual Expenses and the Fund Annual Expenses shown in the Fund's prospectus and multiplying the resulting percentage figure by the average annual assets of the hypothetical account. The fee has been con-verted to a percent by dividing the total amount of the fee collected during 2003 by the total average net assets attributable to the Contracts. Net assets attributable to the Contracts include amounts allocated to both Carillon Account and the Guaranteed Account except for such amounts as are held as reserves for annuity benefit payments.



        THE UNION CENTRAL LIFE INSURANCE COMPANY AND
                      CARILLON ACCOUNT

            _____________________________________
           |                                     |
           |  We are a mutual insurance company. |
           |_____________________________________|

The Union Central Life Insurance Company

We are a mutual insurance company, organized in 1867 under the laws of Ohio. We are primarily engaged in the sale of life and disability insurance and annuities and are currently licensed to operate in all states and the District of Columbia. The Contract is available in all states, subject to certain state variations.
     ___________________________________________________
    |                                                   |
    | Carillon Account is one of our separate accounts. |
    |___________________________________________________|

Carillon Account

Carillon Account is one of our separate accounts. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. Such registration does not mean that the SEC supervises the management or investment practices or policies of Carillon Account. Our Board of Directors established Carillon Account on February 6, 1984.

Although the assets of Carillon Account belong to us, those assets are held separately from our other assets, and are not chargeable with our liabilities incurred in any other business operations (except to the extent that assets in Carillon Account exceed our liabilities under the variable portion of the Contracts). Accordingly, the income, capital gains, and capital losses incurred on the assets of Carillon Account are credited to or charged against the assets of Carillon Account, without regard to the income, capital gains or capital losses arising out of any other business we may conduct. Therefore, the investment performance of Carillon Account is entirely independent of both the investment performance of our general assets and the performance of any other of our separate accounts.
       __________________________________________________
      |                                                  |
      | Each Subaccount of Carillon Account invests in a |
      | different Fund Portfolio.  Thirty-one Portfolios |
      |            currently are available.              |
      |__________________________________________________|

Carillon Account has been divided into Subaccounts, each of which invests in a different Portfolio of the Funds. We may add additional Subaccounts at our discretion.

The Funds

The Funds are mutual funds registered with the SEC. Such registration does not mean that the SEC supervises the management or investment practices or policies of the Funds. Each Fund has one or more additional Portfolios that are not available through the Contract. The assets of each Portfolio are separate from the others and each Portfolio has different investment objectives and policies. As a result, each Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. The Portfolios that are available through the Contract and their investment advisers are:

PORTFOLIOS                       FUND TYPE               INVESTMENT ADVISER
AIM V.I. Capital                 large cap growth        A I M Advisors, Inc.
Appreciation Fund, Series I

AIM V.I. Growth Fund, Series I   large cap growth        A I M Advisors, Inc.

Alger American Leveraged         multi-cap growth        Fred Alger Management, Inc.
AllCap Portfolio, Class O

Alger American MidCap            midcap growth           Fred Alger Management, Inc.
Growth Portfolio, Class O

American Century VP              large cap value         American Century Investment
Income & Growth Fund                                     Management, Inc.

American Century VP              multi-cap value         American Century
Value Fund                                               Investment Management, Inc.

FTVIPT Templeton Foreign         international           Templeton Investment Counsel, LLC
Securities Fund, Class 2         (large cap value)

MFS VIT Emerging Growth Series   multi-cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT High Income Series       high yield              Massachusetts Financial
                                 (junk) bonds            Services Company

MFS VIT Investors Trust Series   large cap core          Massachusetts Financial
                                                         Services Company

MFS VIT New Discovery Series     small cap growth        Massachusetts Financial
                                                         Services Company

MFS VIT Total Return Series      balanced                Massachusetts Financial
                                 (equities and bonds)    Services Company

Neuberger Berman                 large cap value         Neuberger Berman  Management, Inc.
AMT Guardian Portfolio

Oppenheimer Global               Global                  OppenheimerFunds, Inc.
Securities Fund/VA               (large cap growth)
(Non-service Shares)

Oppenheimer Main                 large cap core          OppenheimerFunds, Inc.
Street (R) Fund/VA
(Non-service Shares)

Scudder VS I Capital Growth      large cap growth        Deutsche Investment
Portfolio (Class A)                                      Management Americas Inc.

Scudder VS I International       international           Deutsche Investment
Portfolio (Class A)              (large cap core)        Management Americas Inc.

Scudder VS I                     money market            Deutsche Investment
Money Market Portfolio                                   Management Americas Inc.

Seligman Communications and      sector concentration:   J. & W. Seligman & Co.
Information Portfolio            communications,         Incorporated
(Class 2)                        information and
                                 related industries
     (mid cap growth)

Seligman Small-Cap Value         small cap value         J. & W. Seligman & Co. Incorporated
Portfolio (Class 2)

Summit Pinnacle Balanced         balanced                Summit Investment Partners, Inc.
Index Portfolio                  (equities and bonds)

Summit Pinnacle Bond Portfolio    bond                   Summit Investment Partners, Inc.

Summit Pinnacle EAFE             index: MSCI EAFE        Summit Investment Partners, Inc.
International Index Portfolio    (international)

Summit Pinnacle Lehman           index: Lehman           Summit Investment Partners, Inc.
Aggregate Bond                   Aggregate Bond (bond)
Index Portfolio

Summit Pinnacle Nasdaq-100       index: Nasdaq-100       Summit Investment Partners, Inc.
Index Portfolio                  (large cap growth)

Summit Pinnacle Russell 2000     index: Russell 2000     Summit Investment Partners, Inc.
Small Cap Index Portfolio        (small cap core)

Summit Pinnacle S&P              index: S&P MidCap       Summit Investment Partners, Inc.
MidCap 400 Index Portfolio       400 Index
     (mid cap core)

Summit Pinnacle S&P 500           index: S&P 500         Summit Investment Partners, Inc.
Index Portfolio                   (large cap core)

Summit Pinnacle                  large cap value         Summit Investment Partners, Inc.
Zenith Portfolio

The Universal Institutional      bond                    Morgan Stanley
Funds, Inc. Core Plus                                    Investment Management Inc.
Fixed Income Portfolio,                                  (doing business in this
Class I                                                  instance as Van Kampen)

The Universal Institutional      Sector                  Morgan Stanley
Funds, Inc. U.S. Real            concentration: REIT     Investment Management Inc.
Estate Portfolio,                                        (doing business in this
Class I                                                  instance as Van Kampen)

           _________________________________________
          |                                         |
          |Portfolio performance is NOT guaranteed. |
          |_________________________________________|

THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS STATED
OBJECTIVE.   Additional information about the investment
objectives and policies of the Portfolios can be found in the current Fund prospectuses delivered to you with this prospectus. You should read the Fund prospectuses carefully before making any decision about the allocation of your premiums to a particular Subaccount of Carillon Account.

        _____________________________________________
       |                                             |
       | We may add, delete or modify the Portfolios |
       |        available under the Contract.        |
       |_____________________________________________|

Additions, Deletions or Substitutions of Investments

We retain the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Portfolio shares purchased by any Subaccount of Carillon Account. We reserve the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if in our judgment investment in any Portfolio would become inappropriate. To the extent required by applicable law, substitutions of shares attributable to your interest in a Subaccount will not be made until you have been notified of the change, and until the SEC has approved the change. In the case of such a substitution, affected Contract Owners will have the right, within 30 days after notification, to transfer their accumulation value to other Subaccounts without incurring a transfer fee. Any transfer made by affected Contract Owners during the notice period will not be counted against their free transfers for that year. Nothing contained in this Prospectus shall prevent Carillon Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We may also establish additional Subaccounts of Carillon Account. Each additional Subaccount would purchase shares in a new Portfolio or in another Fund. New Subaccounts may be established when, in our discretion, marketing needs or investment conditions warrant, and any new Subaccounts will be made available to existing Contract Owners, if at all, only on a basis we determine. We may also eliminate one or more Subaccounts if we believe that marketing, tax or investment conditions so warrant.

If we deem it to be in the best interests of persons having voting rights under the Contracts, Carillon Account may be operated as a management company under the Investment Company Act of 1940 or it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with one or more other separate accounts.

THE CONTRACT

        ______________________________________________
       |                                            |
       | Minimum premium payments, after the initial  |
       | premium, are $25 for Qualified Contracts and |
       |       $50 for Nonqualified Contracts.        |
       |______________________________________________|

Purchasing a Contract

You can purchase a Contract by completing an application and having it and a premium of at least $25 for Qualified Contracts or $50 for Nonqualified Contracts sent to us by one of our registered representatives. Acceptance of an application is subject to our underwriting rules and we reserve the right to reject any application. If we cannot credit an initial premium to the Contract within five business days of our receipt of it, then we will return the premium immediately unless the applicant consents to our holding the premium for a longer period. We will credit initial premiums accompanied by completed applications to the Contract not later than two business days following receipt. In certain employer retirement plan situations, we will issue your Contract and apply the premiums when they are sent by your employer.

                _____________________________
               |                             |
               | Subsequent premiums may be  |
               |    made at any time.        |
               |_____________________________|

Premiums

After the first premium has been paid and accepted, you have flexibility (within the limits of your retirement plan, if any) in determining the size and frequency of subsequent premiums. Premiums may be paid at any time and in any amount, subject only to the $25/$50 minimum and to a maximum of $10,000 per Contract Year. We may waive the maximum but a waiver in one instance does not constitute a waiver for any additional premiums.
      ___________________________________________
     |                                           |
     |  If you stop making premium payments and  |
     |  have a small accumulation value, we may  |
     |           terminate your Contract.        |
     |___________________________________________|

If you pay no premiums for two consecutive Contract Years (three if you live in New York), we may cancel your Contract and return its accumulation value (minus the administration fee and surrender charge, if applicable) but only if:

     o the accumulation value is less than $2,000 at the end of the two-year period (three in New York);

     o the total premium paid, less any partial surrenders, is less than $2,000; and

     o we have given you at least 30 days notice to pay an additional premium to prevent cancellation.

Your premiums will be allocated among the Investment Options in accordance with the instructions specified in your application for the Contract or as you may subsequently change them. You may allocate any portion of your premiums (subject to a $10 minimum) to any of the Investment Options. You may change your payment allocation instructions at any time, without charge, by providing us new instructions in a form acceptable to us.
          __________________________________
         |                                  |
         |  Accumulation units are used to  |
         |    measure the value of your     |
         |  Variable Account subdivisions.  |
         |__________________________________|

Crediting of Accumulation Units

We credit premiums that you allocate to your Variable Account to your Contract in the form of Accumulation Units. The number of Accumulation Units credited to your Contract is determined by dividing the amount you allocate to each subdivision of the Variable Account by the Accumulation Unit value for the corresponding Subaccount of Carillon Account for the Valuation Period during which your premium is received. (In the case of the initial premium, units are credited on the valuation date when we accept the application, or on the valuation date when we receive the initial premium, whichever is later.) The value of the Accumulation Units will vary in accordance with investment experience and expenses of the Portfolio in which the Subaccount invests.

During the Pay-in Period, your Contract's accumulation value equals the sum of the Variable Account and the Guaranteed Account credited to your Contract. The Variable Account is the sum of the value of all subdivisions of the Variable Account. The value of a subdivision equals the number of Accumulation Units credited to that subdivision times the value of the Accumulation Units for the corresponding Subaccount. For the value of the Guaranteed Account, see page 2.

Value of Accumulation Units

The value of Accumulation Units is expected to change every valuation period, and will depend upon the investment performance and expenses of the Portfolio in which each Subaccount invests. The Accumulation Units in each Subaccount are valued separately.

     ____________________________________________________
    |                                                    |
    |   The values of accumulation units vary with the   |
    |      performance of corresponding Portfolios.      |
    |   The values of accumulation units are computed    |
    | at the close of business on each "valuation date." |
    |____________________________________________________|

A valuation period is the period between successive valuation dates, commencing at the close of business of each valuation date and ending at the close of business of the next succeeding valuation date. A valuation date is each day, Monday through Friday, when there are purchases or redemptions of Fund shares, except:

o when the New York Stock Exchange is closed (currently, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day (observed), Labor Day, Thanksgiving Day, and Christmas Day (observed); and

o any day on which changes in the value of the portfolio securities of a Portfolio will not materially affect the current net asset value of the shares of that Portfolio.

The value of each Accumulation Unit was initially set at $10. Thereafter, the value of an Accumulation Unit for any valuation period equals the value of such a unit as of the immediately preceding valuation period, multiplied by the "Net Investment Factor" for the current valuation period.

The Net Investment Factor for each Subaccount for any Valuation
Period is determined by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the current valuation period; plus
o the per share amount of any dividend or capital gains distributions made by the Portfolio on shares held in the Subaccount if the "ex-dividend" date occurs during the current valuation period; plus or minus
o a per share charge or credit for any taxes incurred by or provided for in the Subaccount, which we determine to have resulted from the maintenance of the Subaccount (we do not believe that currently any taxes are incurred by Carillon Account); and

(B) is:
o the net asset value per Portfolio share held in the Subaccount determined as of the end of the immediately preceding valuation period (adjusted for an "ex-dividend"); plus or minus
o the per share charge or credit for any taxes provided for during the immediately preceding valuation period; and

(C) is:
o a factor representing the daily charges we deduct from Carillon Account for administrative expenses and assumption of the mortality and expense risks under the Contract. The factor is equal to 0.000034034 for a one-day valuation period.

Self-Service Access to Information and Services

You will be able to review information and request service concerning your Contract in two ways, through the IRIS automated telephone system at 1-877-944-4747, or by visiting our website, www.unioncentral.com.

Once you have logged on to the IRIS automated telephone system or IRIS-Online, you will be able to perform the functions described below:

     o  choose electronic delivery of certain future mailings
        (this feature available only online)
     o  check Contract values
     o verify address and beneficiary information (this feature available only online)
     o  transfer balances among Subaccounts
     o  change your allocation of future premiums
     o  request a statement
     o  request service forms
     o  change your password

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE IRIS-ONLINE AT ANY TIME AND WITHOUT PRIOR NOTICE.
     _______________________________________________
    |                                               |
    | During the Pay-in Period, you may make 6 free |
    | transfers per Contract Year from or among the |
    | Variable Account subdivisions.  Additional    |
    | transfers cost $10 each.  Transfers from the  |
    |Guaranteed Account are subject to restrictions.|
    |_______________________________________________|
Transfers

During the Pay-in Period, you may transfer amounts among subdivisions of your Contract's Variable Account subject to the terms and restrictions imposed by your Contract and the Funds. You may also transfer amounts from the Guaranteed Account to subdivisions of the Variable Account up to the greater of:

o 20% of the value of the Guaranteed Account (as of the first day of the Contract Year), or
o  $1,000.

There is no maximum on amounts that may be transferred out of a subdivision of the Variable Account into the Guaranteed Account.
The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

During the Pay-in Period, you may make up to six free transfers each Contract Year. However, we will impose a transfer fee
(currently $10 and guaranteed not to exceed $100) for each transfer in excess of six. If after a transfer the amount remaining in any Investment Option is less than $25, then the entire amount will be transferred instead of the requested amount.

Your transfer requests must be made by written or telephone or electronic instructions which specify in detail the requested changes. Transfers from subdivisions of the Variable Account will be made based on the Accumulation Unit values at the end of the valuation period during which we receive the transfer request at our Home Office (address and phone number on the first page of this prospectus). If you are participating in the Portfolio Rebalancing Plan and you make transfers without altering your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan.

During the Pay-out Period, the Annuitant can change the reserve basis (contract reserves for the specific variable annuity contract involved) for the variable annuity benefit payments he or she is receiving once in each 12 months after the first 12 months. Such a change in reserve basis for variable annuity benefit payments will result in subsequent annuity benefit payments being based on the investment performance of the Subaccount to which annuity reserves have been transferred.

Certain third parties may offer you asset allocation services for your Contract. Fees you pay for such asset allocation services are in addition to any Contract charges. WE DO NOT ENDORSE, APPROVE OR RECOMMEND THESE SERVICES.

Excessive Trading: Your Contract is a long-term investment and is not designed for professional market timing organizations or other entities using programmed or frequent transfers. When thinking about a transfer of accumulation value, you should consider the risk involved that transfers based on short-term expectations may be made at an inopportune time. Because excessive trading can disrupt investment portfolio management strategies and increase portfolio expenses, and harm the Portfolios and other
Contract owners, we reserve the right to:
   o  limit the number, frequency, method or amount of transfers;
   o reject any transfer from any owner we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a portfolio, and require such an owner to make future transfer requests by regular U.S. mail;
   o  delay any transfer request for up to seven days;
   o  limit the Portfolios into which transfers may be made;
   o impose any restrictions reserved in the current Portfolio prospectuses for the Portfolios into or from which you are making your transfer; or
   o impose any limitations that may be required to comply with applicable federal or state laws.

In determining which requests to honor, scheduled transfers (under a previously established Dollar Cost Averaging, Portfolio Rebalancing or Interest Sweep program) will be made first, followed by mailed written requests in the order postmarked and, lastly, telephone or Internet requests in the order received. This discretion will be exercised without regard to who owns the Contract. You will be notified by letter if we take any of these actions with regard to your transfer request. Current SEC rules preclude us from processing at a later date those requests that were not made. Accordingly, you would need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Administrative Practices Regarding Transfers: All transfers among subdivisions of your Contract will be processed to receive the next available price. If your request arrives at Union Central after the close of regular trading on the New York Stock Exchange, whether the close is at 4:00 p.m. Eastern Time or at some earlier or later hour, your instructions will be processed to receive the price as of the following valuation date. You may only make one transfer per day. We will send you a written confirmation of all electronic transfers within five business days. However, if we cannot complete a transfer as requested, our customer service representative will contact you in writing. CAUTION: We will act on instructions from anyone who provides the necessary information; we will not be able to verify that the person providing electronic transfer instructions via the IRIS automated telephone system or IRIS-online is you or is authorized by you.
        _____________________________________________
       |                                             |
       | You may make transfers, including Portfolio |
       |   Rebalancing, Dollar Cost Averaging, and   |
       |        Interest Sweep, by telephone.        |
       |_____________________________________________|

Telephone Transfers: You are eligible to make transfers, including Portfolio Rebalancing, Dollar Cost Averaging, and Interest Sweep, pursuant to telephone instructions unless you tell us in writing that you do not want to make transfers by telephone.

Telephone transfer instructions may be made by calling 1-800-319-6902 between8:00 a.m. and 6:00 p.m. (Eastern Time) on days when we are open for business. Each telephone exchange request must include a precise identification of your Contract and other designated identifiers. We may accept telephone exchange requests from any person who properly identifies the correct Contract number and other designated identifiers. Thus, you risk possible loss of interest, capital appreciation and principal in the event of an unauthorized telephone exchange. Neither we nor the Funds nor Carillon Investments, Inc. (the principal underwriter of the Contracts) will be liable for complying with telephone instructions we reasonably believe to be authentic, nor for any loss, damage, cost or expense in acting on such telephone instructions, and you will bear the risk of any such loss. We will employ reasonable procedures to confirm that telephone instructions are genuine. If we do not employ such procedures, we may be liable for losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such transactions to Contract Owners, and/or tape recording of telephone transfer request instructions received from Contract Owners. We may record all or part of any telephone conversation relating to transfer instructions without prior disclosure.

Telephone instructions apply only to previously invested amounts and do not change the investment of any future premiums paid under the Contract. You may change allocations of future premium payments by providing us new instructions in a form acceptable to us.

Note: During periods of drastic economic or market changes, telephone transfers may be difficult to implement. At such times, requests may be made by regular or express mail and we will process them pursuant to the terms and restrictions already described in this section.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR DISCONTINUE THE
TELEPHONE TRANSFER PRIVILEGE AT ANY TIME AND WITHOUT PRIOR NOTICE.
     _________________________________________________
    |                                                 |
    | You may pre-arrange certain types of transfers, |
    |        including ones in connection with        |
    |  Dollar Cost  Averaging, Portfolio Rebalancing  |
    |           and Interest Sweep programs.          |
    |_________________________________________________|

Special Transfers - Dollar Cost Averaging

We administer a dollar cost averaging ("DCA") program that enables you to pre-authorize a periodic exercise of your right to transfer amounts among subdivisions of the Variable Account. By entering into a DCA agreement, you instruct us to transfer monthly (as of the first business day of the month) a predetermined dollar amount from the Scudder VS I Money Market subdivision to other subdivisions of your Variable Account until the amount in your
Scudder VS I Money Market subdivision is exhausted.   The minimum
amount of a DCA transfer is $100. You may terminate your DCA agreement at any time by notifying us in writing at least five business days prior to the next scheduled transfer date. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

Transfers made pursuant to the DCA program are not subject to a transfer charge and do not affect your Contract right during the Pay-in Period to make up to six transfers each Contract Year without charge.

By allocating specific amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. There is no guarantee, however, that such an investment method will result in profits or prevent losses.

If you are interested in the DCA program, you may elect to participate in it by separate application, either by submitting paper or by telephone request as described above.

Portfolio Rebalancing Plan

You may elect to establish a Portfolio Rebalancing Plan. Under such a plan, you may tell us (in your application or by separate application, either by submitting paper or by telephone request as described above) the percentage levels you would like to maintain among the subdivisions of your Variable Account. These allocations may be based on asset allocation models which your agent may present to you. On a quarterly, semi-annual or annual basis (as you select), we will automatically rebalance the subdivisions of your Variable Account to maintain the indicated percentages by transfers among the subdivisions. The entire value of the subdivisions of your Variable Account must be included in your Portfolio Rebalancing Plan. If you make transfers without changing your Portfolio Rebalancing Plan instructions, at the next rebalancing, your balances will be reallocated according to your Portfolio Rebalancing Plan. Other investment programs, such as the DCA program, Interest Sweep Plan (see below), or other transfers or withdrawals may not be appropriate in concert with the Portfolio Rebalancing Plan. Transfers made pursuant to the Portfolio Rebalancing Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. You may terminate your Portfolio Rebalancing Plan at any time by notifying us in writing at least five business days prior to the date of the next rebalancing. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day.

The Portfolio Rebalancing Plan is not available for amounts in the Guaranteed Account. We reserve the right to alter the terms or suspend or eliminate the availability of the Portfolio Rebalancing Plan at any time.

Interest Sweep Plan

If you have an allocation in the Guaranteed Account, you may elect (in your application or by separate application, either by submitting paper or by telephone request as described above) to have the interest credited to the Guaranteed Account periodically transferred (or "swept") into specified subdivisions of the Variable Account. The sweep may be done on a quarterly, semi-annual or annual basis. You may terminate your Interest Sweep Plan at any time by notifying us in writing at least five business days prior to the date of the next periodic sweep. If you use the telephone procedures described above, the termination would become effective the same day, so long as your call was received by the time the New York Stock Exchange closes on that day. Transfers made pursuant to the Interest Sweep Plan are not subject to a transfer charge and do not affect your right to make up to six free transfers each Contract Year during the Pay-in Period. We reserve the right to alter the terms or suspend or eliminate the availability of the Interest Sweep Plan at any time.

       ____________________________________________________
      |                                                    |
      | Full or partial surrenders give you access to your | | Contract's accumulation values. Surrender charges | | and penalty taxes may apply to some surrenders. |
      |____________________________________________________|

Surrenders

Please note: If required under federal law, we may have to block your Contract and refuse to honor any request for transfers, surrenders, or death benefits until instructions are secured from the appropriate regulator.

You may make cash withdrawals (surrenders) of all or part of your Contract's accumulation value at any time during the Pay-in Period (subject to any restrictions imposed in connection with your retirement plan). Surrender requests must be made in writing according to our procedures. Surrenders cannot be made by telephone. Surrenders include, but are not limited to, transactions commonly referred to as withdrawals, external transfers, rollovers and exchanges under Section 1035 of the Code. The amount available is your Contract's accumulation value at the end of the valuation period during which we receive the proper written request, minus any surrender charges, administration fee and premium taxes not previously deducted. Surrenders from the Variable Account generally will be paid within seven days of receipt of the written request. For surrenders from the Guaranteed Account, see page 2. For restrictions applicable to certain surrenders under Contracts issued in connection with plans adopted pursuant to Section 403(b) of the Code, see "Qualified Plans," page 2.

The minimum partial surrender is $100 or the entire amount in the Investment Option, whichever is less. If the amount remaining in the Investment Option would be less than $25 after the surrender (and deduction of the surrender charge, if any), then the request will be considered to be a request for surrender of the entire amount held in the Investment Option. If a partial surrender plus any surrender charge would reduce the Contract's accumulation value to less than $100, then a request for a partial surrender will be treated as a total surrender of the Contract and the entire accumulation value, less any charges, will be paid out.

Under certain circumstances, surrenders will be subject to surrender charges described below (at page 2). Under certain circumstances, surrenders may also be subject to a 10% tax penalty.

The full administration fee, if applicable, will also be deducted from your Contract at the time of total surrender regardless of the date of surrender. For total surrenders, any surrender charge and administration fee will be deducted from the amount paid.

We will implement partial surrenders by canceling Accumulation Units in an amount equal to the withdrawal and any applicable surrender charge. You may designate the Investment Option from which your surrender should be made. If you make no designation, your requested amount will be withdrawn from each of your Investment Options (in the proportion the Investment Option bears to your accumulation value). The surrender charge, if any, will be deducted from the value remaining after payment of the requested amount, or from the amount paid if the entire amount in an Investment Option is surrendered.

Since you assume the investment risk with respect to amounts allocated to your Variable Account (and because there are certain charges), the total amount paid upon total surrender of your Contract (including any prior surrenders) may be more or less than the total premiums that you paid.
           _________________________________
          |                                 |
          | Personal Income Plans allow you |
          |    to pre-arrange surrenders.   |
          |_________________________________|

Personal Income Plan

We administer a Personal Income Plan ("PIP") that enables you to pre-authorize periodic surrenders by entering into a PIP agreement with us that instructs us to withdraw a level dollar amount or percentage of your Contract's accumulation value on a monthly, quarterly, semi-annual or annual basis, or authorize us to calculate and distribute a required minimum distribution every year. To the extent that the total of PIP surrenders in a Contract Year exceeds 10% of your accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year), a surrender charge may be applicable. PIP surrenders may also be subject to the 10% federal tax on early withdrawals.

CHARGES AND OTHER DEDUCTIONS

     _____________________________________________________
    |                                                     |
    | You pay a $30 administration fee each Contract Year |
    |    during the Pay-in Period if your accumulation    |
    |             value is less than $25,000.             |
    |_____________________________________________________|

Administration Fees

During the Pay-in Period, we will deduct an administration fee of $30 from your Contract's accumulation value on the last day of each Contract Year for our expenses related to administration of your Contract and Variable Account. The annual administration fee will be waived for all South Carolina Contracts, and for all other states, it will be waived for any year in which the accumulation value of your Contract is $25,000 or more on the last day of that Contract Year. We reserve the right to waive this fee for Contracts sold to select classes of employer-sponsored retirement plans. We guarantee that the amount of this fee will not increase over the life of the Contract. This annual administration fee is not deducted during the Pay-out Period.

The fee will be deducted pro rata from all Investment Options in the same proportion that your interest in each bears to your Contract's total accumulation value. The full administration fee will also be deducted at the time of total surrender, regardless of the date of surrender. However, in the case of a total surrender, the annual administration fee will also be waived if the accumulation value of your Contract is $25,000 or more on the date of surrender.
   __________________________________________________________
  |                                                          |
  | We deduct asset-based charges each day at an annual rate |
  | of 0.25%  for administering the Contracts and Carillon   |
  |  Account and 1.00% for assuming certain mortality and    |
  |   expense risks.  We may increase the mortality and      |
  |        expense risk charge to as much as 2.00%.          |
  |__________________________________________________________|

We also deduct a daily administrative expense charge at an annual rate of 0.25% of the assets of your Variable Account to help defray our expenses of administering Carillon Account and the Contract. This deduction also is guaranteed not to increase over the life of the Contract.

Mortality and Expense Risk Charge

A "mortality and expense risk" charge will be deducted daily at a rate equal, on an annual basis, to 1.00% of your Contract's
Variable Account. THIS CHARGE MAY INCREASE BUT WE GUARANTEE THAT
IT WILL NEVER BE MORE THAN 2.00%.

The mortality risk arises from our guarantees to make annuity benefit payments in accordance with the annuity tables in the Contract, regardless of how long the Annuitant lives and regardless of any improvement in life expectancy generally. This relieves Annuitants of the risk that they might outlive the funds that have been accumulated for retirement. The mortality risk also arises from our guarantee to pay death benefits equal to the total of all premiums paid under the Contract, with adjustments for any partial surrenders (including surrender charges), should you die during the Pay-in Period.

Our expense risk arises from the possibility that the amounts realized from the administration fees and surrender charge (which are guaranteed not to increase) will be insufficient to cover our actual administrative and distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from our general corporate funds, including amounts derived from the mortality and expense risk charge.

If amounts derived from the mortality and expense risk charge are insufficient to cover mortality costs and excess expenses, we will bear the loss. If the charge is more than sufficient, we will retain the balance as profit. We currently expect a profit from this charge.
   __________________________________________________________
  |                                                          |
  | Surrender charges may be deducted upon surrender of your |
  |    Contracts.  10% of your accumulation value may be     |
  | withdrawn each Contract Year without a surrender charge. |
  |   Aggregate surrender charges will never exceed 9% of    |
  |                 aggregate premiums paid.                 |
  |__________________________________________________________|

Surrender Charge (Contingent Deferred Sales Charge)

If you surrender your Contract in the first eight Contract Years, then a surrender charge will be imposed on the amount withdrawn as shown below:

Contract Year                                           There-
of Surrender    1    2    3    4    5    6    7    8   after
Applicable
Surrender
Charge          7%   7%   6%   5%   4%   3%   2%   1%    0%

Notwithstanding the charges described above, partial surrenders totaling not more than 10% of your Contract's accumulation value (as of the date of the first partial surrender in the Contract
Year) may be made each Contract Year without the imposition of the surrender charge. The cumulative total of all surrender charges is guaranteed never to exceed 9% of premiums. Also, PIP surrenders in a Contract Year totaling not more than 10% of the accumulation value (in the initial year, as of the date we approve the PIP agreement; in subsequent years, as of the first day of that Contract Year) may be made without the imposition of the surrender charge.

Surrender charges on partial surrenders will be deducted pro rata from the value remaining in the Investment Option(s) from which the amount paid was withdrawn. However, if insufficient value remains to pay the surrender charges or if the entire amount in an Investment Option is withdrawn, then to the extent necessary, any surrender charge will be deducted from the amount to be paid. Any surrender charge on a total surrender of a Contract will be deducted from the amount paid.

The amounts we obtain from the surrender charge will be used to offset the distribution fee we pay to Carillon Investments, Inc. The surrender charge is not expected to recover all of the distribution costs associated with the Contracts. We will pay any shortfall out of our general surplus, which may include profits derived from the mortality and expense risk charge.

Certain surrenders of Contracts may also be subject to federal tax penalties. See Federal Tax Matters, page 2.
         ________________________________________
        |                                        |
        |   If state law allows, we will waive   |
        | surrender charges if your surrender is |
        | because you have a terminal illness or |
        |     are confined to a "qualified"      |
        |        health care institution.        |
        |________________________________________|

Terminal Illness/Confinement
Also, where permitted by state law, we will waive the surrender charge upon a full surrender or one or more partial surrenders of your Contract in the event of (1) or (2) below:

(1) You become confined in a qualified institution for a period of at least 30 consecutive days after the Contract Date, subject to the following:

o You must be a natural person (not a trust, corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o You were not confined in a qualified institution at any time during the 60 day period just prior to the Contract Date.
o We receive a written request for full or partial surrender along with due proof of confinement within 12 months following such confinement.

o A "qualified institution" means any licensed hospital or licensed skilled or intermediate care nursing facility at which:
    o  medical treatment is available on a daily basis; and
    o  daily medical records are kept for each patient.

(2) You contract a terminal illness after the Contract Date, subject to the following:

o You must be a natural person (not a Trust, Corporation, or other legal entity).
o You must have been an owner of the Contract continuously since the Contract Date.
o   You have less than 12 months to live.
o We must receive a written request for full or partial surrender together with a certificate from your attending physician stating your life expectancy and any other proof we may require.

o   "Physician" means a medical doctor licensed in the United
States who:
    o  is operating within the scope of that license; and
    o  is not you and is not related to you.

     ____________________________________________________
    |                                                    |
    |   The surrender charge may be reduced in certain   |
    |  circumstances, including in connection with sales |
    |    to groups or upon certain types of exchanges.   |
    |____________________________________________________|

Other Waivers or Reductions of Surrender Charge
The surrender charge may be reduced in certain instances where a large number of Contracts are issued in connection with a single sale. For example, the charge may be reduced where a corporate pension plan funded by the Contracts results in the issuance of a number of Contracts to the same owner, or where an employer-sponsored salary-deduction plan results in Contracts being issued to a number of employees of one employer. Any reduction in the surrender charge will be nondiscriminating by class of purchaser and will be based on reduced selling and other expenses.

The surrender charge may be modified for Contracts where the premium is a result of a transfer to or from:

o another Contract owned by the employer or another person for the benefit of the Contract Owner in connection with an employee benefit plan,
o a certificate (account) under certain of our group retirement annuity contracts, or
o  certain of our life insurance policies or annuity contracts.

In addition, the surrender charge will be eliminated with respect to any amount payable in connection with the surrender of a Contract where such amount is forfeited by an employee under the terms of an employee benefit plan and credited to another Contract issued in connection with the plan. The reduction or elimination of the surrender charge in the foregoing circumstances recognizes the reduction of selling expense in such circumstances.

Premium Taxes

We will deduct any premium taxes imposed by state or local law when incurred, which could be:

   o  at the Maturity Date,
   o  when a total surrender occurs, or
   o when premiums are paid (we do not currently deduct premium taxes when premiums are paid).

If the charge for premium taxes is deducted at the Maturity Date, it will be taken from each Investment Option in the proportion that your interest in the Investment Option bears to the Contract's total accumulation value. If the charge for premium taxes is deducted when premiums are paid, it will be deducted from the premium before the premium has been allocated to the Investment Option(s). Applicable premium tax rates depend upon such factors as your state of residency and the insurance laws and our status in that state when the premium taxes are incurred. Current premium tax rates range from 0 to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

         _____________________________________
        |                                     |
        |  The Funds pay investment advisory  |
        |       fees and other expenses.      |
        |_____________________________________|

Fund Expenses

There are deductions from and expenses paid out of the assets of the Funds that are fully described in the Fund prospectuses.

BENEFITS UNDER THE CONTRACT

       __________________________________________________
      |                                                  |
      |    During the Pay-in Period, a death benefit     |
      | at least equal to premiums paid (less surrenders |
      |  and related surrender charges) will be paid to  |
      |   the Beneficiary upon the death of the Owner.   |
      |__________________________________________________|

Death Benefits

If you are the Annuitant and you die during the Pay-in Period, then a death benefit will be paid to your Beneficiary, but if you are not the Annuitant, and the Annuitant dies during the Pay-in Period, you will be treated as the Annuitant until you name a new
Annuitant.   If you are not the Annuitant, and you are a trust or
corporation or some other entity that is not a living person, and the Annuitant dies during the Pay-in Period, we will pay the death benefit to your designated Beneficiary. Disclosure related to prior Contracts' definition of contract owner and their provisions concerning death benefits are as shown in Appendix D.

Subject to state insurance law, the death benefit will be the greater of:

o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals;
   or

o  the Contract's accumulation value on the date we receive
   Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

Until we receive Due Proof of Death, your Contract will remain allocated to the Subaccounts you chose, so the amount of the Death Benefit will reflect the investment performance of those Subaccounts during this period. If your Contract has multiple Beneficiaries, death benefit proceeds will be calculated when we first receive Due Proof of Death and instructions, in proper form, from any Beneficiary. The death benefit proceeds still remaining to be paid to other Beneficiaries will continue to fluctuate with the investment performance of the Subaccounts you chose.

If your spouse is your sole designated Beneficiary, the Contract will remain allocated to the Subaccounts you chose, even after we receive Due Proof of Death, until your spouse makes an election to either (1) continue the Contract as successor owner or (2) act as a beneficiary and choose a payment option. If you are holding the Contract in a name other than your own (i.e., as trustee of a trust), or if you designate a trust as your Beneficiary, you should consult a tax adviser concerning how this may affect your spouse's beneficiary rights under federal tax laws.


If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. See page 2.

 ______________________________________________________________
|                                                              |
| You select the Maturity Date (when you stop paying premiums | | and start receiving annuity benefit payments) and may | | change it subsequently by giving us 30 days' written notice. |
|______________________________________________________________|


Annuity Benefit Payments

Maturity Date-You may specify at the time of application the day that annuity benefit payments will commence under the Contract (the "Maturity Date"). You may change your Maturity Date at any time, provided we receive written notice of the change at least 30 days before the previously specified Maturity Date. The Maturity Date must be:

o at least one month after the Contract Date (thirteen months after in New Jersey and New York);

o  the first day of a calendar month; and

o no later than the Annuitant's 95th (90th in New York) birthday (particular retirement plans and certain states may impose additional limitations).

Type of Income Payments-You may specify any proportion of your Contract's accumulation value (less premium taxes, if any) to be applied to a variable annuity or a fixed annuity. Variable annuity benefit payments will vary in accordance with the investment experience of the Subaccount(s) you select.
      ________________________________________________
     |                                                |
     | You select a fixed or variable annuity benefit |
     |  payment option at least 30 days prior to the  |
     |                  Maturity Date                 |
     |________________________________________________

At least 30 days before the Maturity Date, you must select how your Contract's accumulation value will be used to provide the monthly annuity benefit payments. If no selection is made, we will provide a fixed annuity with the proceeds of your accumulation value at maturity.

If the total accumulation value to be applied to an annuity benefit option, in the aggregate, is less than $5,000 ($2,000 in Massachusetts, New York and Texas), we will have the option of paying the accumulation value in a lump sum. If the total first monthly payment (combined Fixed and Variable) determined under the annuity benefit option selected, in the aggregate, is less than $50 ($20 in New York), we may change the payment frequency of annuity benefit payments to quarterly, semiannually or annually, or, depending on state law, we may have the option of paying the accumulation value in a lump sum.


Variable Annuity Benefit Payments
If you select a variable annuity, the amount of the first monthly annuity benefit payment will be based on your Contract's
Investment Option allocation and will be obtained from the appropriate Option Table in your Contract. Subsequent monthly income payments will vary based on the investment experience of the Subaccount(s) used to reserve for the annuity.

Amount of Variable Annuity Benefit Payments-The amount of variable annuity benefit payments will depend not only upon the investment experience of the Subaccounts you select, but also upon the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the annuity benefit option chosen. We guarantee that the annuity benefit payments:

o will not be affected by any variation in the actual mortality experience of the Annuitants from what was assumed in determining the amount of the first monthly payment, and

o will not be affected by the actual amount of expenses we incur in administering the Contract.

Because variable annuity benefit payments will vary with the investment results of the Subaccounts, the amounts of those
payments cannot be predetermined.
           ____________________________________
          |                                    |
          | Fixed annuity benefit payments are |
          |  based on interest credited at a   |
          |          guaranteed rate.          |
          |____________________________________|

Fixed Annuity Benefit Payments
If you select a fixed annuity, the amount of the annuity benefit payments will be determined by applying the accumulation value you want to apply to a fixed annuity at rates at least as favorable as those in the applicable annuity Option Table, in accordance with the annuity benefit option elected. This will be done at the Maturity Date. The annuity Option Tables contained in your Contract state your minimum interest rate.

We guarantee the amount of fixed annuity benefit payments. The payment depends on the annuity benefit option elected, the amount of any premium tax, the age (and possibly sex) of the Annuitant, and the amount applied to purchase the fixed annuity.

No transfers may be made with respect to fixed annuity benefit payments.
 _____________________________________________________________
|                                                             |
| A variety of annuity benefit payment options are available, | | including ones in which you receive payments for life | | or for the longer of life or a specified number of years | | and ones based on a single life or on the joint lives |
|                     of two or more people.                  |
|_____________________________________________________________

Annuity Benefit Payment Options-You may elect a fixed annuity, a variable annuity, or a combination fixed and variable annuity. All of the annuity benefit options listed below (except the alternate annuity option) are available as either fixed or variable annuities.

Up to 30 days before the Maturity Date, you may change the annuity benefit option. If an option is chosen which depends on the continuation of the life of the Annuitant or of a contingent
Annuitant, proof of age will be required before annuity benefit payments begin. The annuity benefit options include:

Option 1: Life Annuity-

o Nonrefund. We will make payments during the lifetime of the Annuitant. No payments are due after the death of the Annuitant. It is possible under this option that only one payment will be made if the Annuitant dies before a second payment is due, or that only two payments will be made if the Annuitant dies before the third payment, and so forth.

o 5-Years Certain. We will make payments for at least five years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the five-year period certain.

o  10-Years Certain. We will make payments for at least
   10 years, and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the 10-year period certain. (This option will apply unless you select a different option.)

o Installment Refund. We will make payments for a period certain and after that during the lifetime of the Annuitant. No payments are due after the death of the Annuitant or, if later, the end of the period certain.
   The number of period certain payments is equal to the amount applied under this option divided by the amount of the first annuity payment; provided, however, that the amount of the final period certain payment shall be multiplied by that part of the answer which is not a whole number.

Option 2: Joint and Survivor Life Annuity-

o Joint and Survivor Nonrefund. We will make payments during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the last survivor of the Annuitant and contingent Annuitant. It is possible under this option that only one monthly annuity payment will be made if the Annuitant and contingent Annuitant both die before the second payment is made, or that only two payments will be made if they both die before the third payment, and so forth.

o Joint and Survivor with 10-Year Certain. We will make payments for 10 years and after that during the joint lifetime of the Annuitant and contingent Annuitant. Payments will then continue during the remaining lifetime of the survivor of them. No payments are due after the death of the survivor of the Annuitant and contingent Annuitant or, if later, the end of the 10-year period certain.

Instead of a settlement in accordance with the annuity benefit options described above, you may choose an alternate type of fixed annuity payment. Such alternate annuity option shall be based on rates at least as favorable as those for fixed-dollar single-premium immediate annuities we are issuing on the Maturity Date. This alternate annuity option may only be elected within 30 days before the Maturity Date.

If the Annuitant dies on or after the Maturity Date, but before annuity benefit payments have been made for a guaranteed period, if any, we will continue payments to the Beneficiary until the rest of the guaranteed payments have been made. If no Beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in the annuity Option Table from which the payments were determined) and pay that sum to the estate of the last to die of the Annuitant and the Beneficiary.

                    THE GUARANTEED ACCOUNT

    ________________________________________________________
   |                                                        |
   | Interests in the Guaranteed Account are not securities | | and Union Central is not an investment company. |
   |________________________________________________________|

PREMIUMS ALLOCATED TO THE GUARANTEED ACCOUNT AND TRANSFERS TO THE GUARANTEED ACCOUNT BECOME PART OF OUR GENERAL ASSETS, WHICH SUPPORT OUR INSURANCE AND ANNUITY OBLIGATIONS. BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE GUARANTEED ACCOUNT HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") NOR IS UNION CENTRAL REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER UNION CENTRAL NOR ANY INTERESTS IN OUR GENERAL ASSETS GENERALLY ARE SUBJECT TO THE PROVISIONS OF THE 1933 OR 1940 ACTS AND IT IS UNDERSTOOD THAT THE SEC STAFF HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS WHICH RELATE TO THE FIXED PORTION OF THE CONTRACT. DISCLOSURES REGARDING THE FIXED PORTION OF THE CONTRACT AND UNION CENTRAL, HOWEVER, MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES. For complete details regarding the fixed portion, see the Contract itself.

General Description

The Guaranteed Account is the value of the Contract that is part of our general assets, other than those allocated to separate investment accounts such as Carillon Account. You may elect to allocate all or part of your premiums to the Guaranteed Account, and you may also transfer values from your Variable Account to the Guaranteed Account. We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account, whereas you bear the investment risk for amounts allocated or transferred to your Variable Account. We have sole discretion to invest our general assets, including assets funding the Guaranteed Account, subject to applicable law.
   __________________________________________________________
  |                                                          |
  | We guarantee that amounts you allocate to the Guaranteed |
  |     Account will accumulate at a rate of at least the    |
  |  guaranteed rate stated in your Contract. We may credit  |
  |        more than the guaranteed rate of interest         |
  |                    at our discretion.                    |
  |__________________________________________________________|

Guaranteed Account Accumulations

We guarantee that we will credit interest to the Guaranteed Account at rate at least equal to the guaranteed rate stated in your Contract. Interest in excess of the guaranteed rate may be used in the calculation of the Guaranteed Account at such increased rates and in such a manner as we may determine. ANY INTEREST CREDITED TO THE GUARANTEED ACCOUNT IN EXCESS OF THE MINIMUM GUARANTEED RATE STATED IN YOUR CONTRACT WILL BE DETERMINED IN OUR SOLE DISCRETION.

We guarantee that, during the Pay-in Period, the Guaranteed
Account of the Contract will be at least equal to:

o the total of all net premiums allocated to the Guaranteed Account; plus

o  the total of all amounts transferred to the Guaranteed
   Account from the Variable Account; minus

o the total of all amounts transferred from the Guaranteed Account to the Variable Account (including the transfer fee); minus

o the total of any administration fees attributable to the Guaranteed Account; minus

o  the total of all partial surrenders from the Guaranteed
   Account (including any surrender charge); plus

o  interest accumulated in the Guaranteed Account (the
   minimum guaranteed interest rate varies according to
   state law and is stated in your Contract).
     ____________________________________________________
    |                                                    |
    |  You may surrender all or part of your Guaranteed  |
    | Account during the Pay-in Period, but we may delay |
    | paying your surrender proceeds for up to 6 months. |
    |____________________________________________________|

Surrenders

You may surrender all or part of your Guaranteed Account value at any time during the Pay-in Period prior to the death of the Annuitant. We intend to pay surrender requests upon receipt but reserve the right to delay payment of all surrenders from the Guaranteed Account for up to six months. Surrenders from the Guaranteed Account generally are subject to the same provisions that apply to surrenders from the Variable Account, discussed under "Surrenders" on page 2.
   _______________________________________________________
  |                                                       |
  | Transfers from the Guaranteed Account to the Variable |
  | Account may be made during the Pay-in Period. No more |
  |  than the greater of 20% of your Guaranteed Account   |
  |  (as of the first day of the Contract Year) or $1,000 |
  |       may be so transferred in a Contract Year.       |
  |_______________________________________________________|

Transfers

Amounts may be transferred between the Guaranteed Account and subdivisions of the Variable Account, at any time during the Pay-in Period. During the Pay-in Period, you may transfer up to the greater of

o  20% of the value of your Guaranteed Account (as of the
   first day of the Contract Year), or
o  $1,000

to one or more subdivisions of your Variable Account each Contract Year. The minimum amount that may be transferred is $300, or if less, the entire amount in the Investment Option.

GENERAL MATTERS

      ___________________________________________________
     |                                                   |
     |  You designate a Beneficiary to receive benefits  |
     |  upon your death during the Pay-In Period or the  |
     | death of the Annuitant during the Pay-Out Period. |
     |___________________________________________________|

Designation of Beneficiary

The Beneficiary is the person you designate as such in your application and is the person or persons to whom benefits will be paid during the Pay-In Period upon your death, or the Annuitant's, if you are an Owner in the form of a trust or a corporation, or any other form than a living person. During the Pay-Out Period, the Beneficiary is the person to whom any remaining benefits will be paid upon the death of the Annuitant. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, you may change the Beneficiary by providing us with written notice. Any change will be effective at the time you signed it. We will not, however, be liable as to any payment or settlement made prior to receiving the written notice.

    _______________________________________________________
   |                                                       |
   | In the first 10 days after you receive your Contract, | | you may return it and receive a refund from which |
   |         surrender charges are not deducted.           |
   |_______________________________________________________

10-Day Right to Examine Contract

If you are not satisfied with the Contract, you may void it by returning it to us or our agent from which it was purchased within 10 days of receipt, or longer where required by state law. You will then receive a full refund of any premium paid, or, in certain states, the Contract's accumulation value.
Contract Owner's Inquiry

You may make inquiries concerning your Contract by calling us at(800) 319-6902, or writing c/o Annuity Administration, P.O. Box
40888, Cincinnati, Ohio 45240.
Contract Owner's Reports

Each calendar year quarter you will be sent a report at your last known address showing the following information, as of the end of the current report period: accumulation value; cash surrender value; amount of interest credited to the Guaranteed Account; change in value of the Variable Account; premiums paid since the last report; partial cash surrenders; expense charges; and any other information required by law. You will also be sent an annual and a semi-annual report for each Portfolio underlying a subdivision to which you have allocated accumulation value, including a list of the securities held in each Portfolio. In addition, when you pay premium payments, or if you transfer amounts or make partial cash surrenders, you will receive a written confirmation of these transactions. Confirmations of certain automated transactions will be included in the quarterly statement you receive. These include transactions such as applications of automatic premium payments, portfolio rebalancing, dollar cost averaging, and interest sweeps.
Please review your confirmations and quarterly statements carefully. If you find an error, please report it to us within 30 days of your receipt of the confirmation or statement.

FEDERAL TAX MATTERS

Introduction
The following discussion is general and is not intended as tax advice. This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service ("IRS"). We make no representation about the likelihood of continuation of these federal income tax laws or of the current interpretations by the IRS. Moreover, we have made no attempt to consider any applicable state or other tax laws.

The Contract may be used in connection with retirement plans that are qualified for special tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code ("Code"). The ultimate effect of federal income taxes on the Contract's accumulation value, on annuity benefit payments, and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, on our tax status, and on other factors. Any person concerned about these tax implications should consult a competent tax adviser.

   ___________________________________________________________
  |                                                           |
  | Gains inside an annuity contract are usually tax-deferred | | (if the contract owner is a natural person) until there | | is a surrender or receipt of annuity benefit payments or | | a death benefit payment. When taxed, those gains are |
  |                 taxed as ordinary income.                 |
  |___________________________________________________________|

Tax Status of Contracts
The following discussion assumes that the Contracts will be treated as annuities under Section 72 of the Code.

We believe that an annuity owner generally is not taxed on increases in the value of an annuity contract until distribution occurs either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrenders), as annuity benefit payments under the annuity option elected, or as a death benefit payment. The exception to this rule is the treatment afforded to owners that are not natural persons. Generally, an owner of any deferred annuity contract who is not a natural person must include in income any increase in the excess of the owner's cash value over the owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity benefit payment or lump-sum payment) is taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the cash value (and in the case of a Qualified Contract, any portion of an interest in the qualified employer plan) generally will be treated as a distribution.

The following discussion applies generally to Contracts owned by natural persons.

In the case of a surrender, amounts received are treated as taxable income to the extent that they exceed the "investment in the contract." The "investment in a contract" generally equals the portion, if any, of any premium paid by or on behalf of an individual under a contract which has been included in the individual's gross income. The "investment in the contract" can be zero, which is common with Qualified Contracts. A special rule may apply to surrenders under Qualified Contracts with respect to the "investment in the contract" as of December 31, 1986. In the case of a partial surrender, amounts received are first treated as taxable income to the extent that the cash value of the contract immediately before the surrender exceeds the "investment in the contract" at that time. The "investment in the contract" is not taxable when withdrawn. For purposes of determining amounts treated as taxable income, all annuity contracts issued by the same company to the same person during any calendar year are treated as a single contract.

The recipient of an annuity benefit payment under the Contract is generally taxed on the portion of that payment that exceeds the investment in the Contract. For variable annuity benefit payments, the taxable portion is determined by a formula which establishes a specific dollar amount of each payment that is not taxed until the investment in the Contract is recovered. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. For fixed annuity benefit payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the contract until the investment in the contract is recovered; the remainder of each payment is taxable. Once the investment in the contract is recovered, the entire amount of each payment is taxable.
      ____________________________________________________
     |                                                    |
     |  A 10% penalty tax may apply to gains distributed  |
     |         in a surrender prior to age 59 1/2.        |
     |____________________________________________________|

There may be imposed a penalty tax on surrenders equal to 10% of the amount treated as taxable income. Common exceptions to the penalty tax are for surrenders

o  made on or after age 59 1/2,
o  made as a result of death or disability, or
o received in substantially equal installments as a life annuity.

Other exceptions may apply.

A transfer of ownership of an annuity contract, or designation of an annuitant who is not also the owner, may result in certain tax consequences to the owner that are not discussed herein. If you are contemplating any such transfer or assignment of your Contract, you should contact a competent tax adviser with respect to its potential tax effects.
       _________________________________________________
      |                                                 |
      |  Federal income tax withholding provisions may  |
      |        apply to certain distributions.          |
      |_________________________________________________|

Distributions from tax-sheltered annuities, qualified pension or profit sharing plans, and state or local government deferred compensation plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another eligible retirement plan (which includes individual retirement plans) permitted under the Code. Withholding for federal income taxes on annuity payments or distributions from Nonqualified Contracts is required unless the recipient elects not to have any such amounts withheld and properly notifies us of that election. Failure to provide your taxpayer identification number will automatically subject any payments under the Contract to withholding.
    ______________________________________________________
   |                                                      |
   |    You should seek legal and tax advice prior to     |
   | purchasing the Contract for use in a qualified plan. |
   |______________________________________________________|

Qualified Plans

The Contract may be used with several types of qualified plans. The tax rules applicable to participants in qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Purchasers of Contracts for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Contract.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax-exempt organizations to purchase annuity contracts for their employees, directly or through voluntary salary reductions, are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In addition, effective January 1, 1989, cash distributions from a
Section 403(b) annuity may not begin before the employee attains age 59 1/2, separates from his or her employer's service, dies or becomes disabled, except that cash distributions limited to the amount of premiums may be paid in the event of the employee's hardship. These restrictions apply to distributions attributable to contributions made after December 31, 1988 pursuant to a salary reduction agreement, earnings on those contributions, and earnings on amounts attributable to contributions held as of December 31, 1988 and made pursuant to a salary reduction agreement.

Individual Retirement Annuities. Sections 219, 408 and 408A of the Code permit individuals or their employers to contribute to an individual retirement plan known as an "Individual Retirement Annuity" or "IRA." Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into an Individual Retirement Annuity on a tax-deferred basis.

Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10," permits self-employed individuals to establish tax-qualified plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the IRS, is adopted and implemented by the employer.

State and Local Government Deferred Compensation Plans.   Section
457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, certain tax-exempt organizations, political subdivisions, agencies, instrumentalities and certain affiliates of such entities which enjoy special treatment. The Contracts can be used with such plans.

      TEXAS OPTIONAL RETIREMENT PROGRAM RESTRICTIONS

Section 36.105 of the Texas Education Code permits participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon:
   o termination of employment in the Texas public institutions of higher education,
   o  retirement, or
   o  death.
Accordingly, a participant in the ORP, or the participant's estate if the participant has died, will be required to obtain a certificate of termination from the employer before the Contract can be surrendered.

           _________________________________________
          |                                         |
          |  We pay brokers to sell the Contracts.  |
          |_________________________________________

DISTRIBUTION OF THE CONTRACTS

Carillon Investments, Inc. ("Carillon Investments," a wholly-owned subsidiary of Union Central whose principal business address is 1876 Waycross Road, Cincinnati, Ohio 45240), is the principal underwriter of the Contracts. Carillon Investments is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. We will pay Carillon Investments an amount no more than 6% of premiums received over the duration of the Contract, from which Carillon Investments will pay commissions to its own registered representatives or pay a reallowance to other broker-dealers who distribute the Contracts. When the surrender charges are reduced, the amount paid to Carillon Investments will be less than 6% of premiums. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. From time to time, we may pay or permit other promotional incentives, in cash or production credit or other compensation. Registered representatives earn commissions from the broker-dealers with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars, and merchandise. We may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may vary, will be made by us or Carillon Investments out of our own assets and will not affect the amounts you pay to purchase, hold or surrender your Contract.

Also, Carillon Investments receives .25% from FTVIPT Templeton Foreign Securities Fund, Class 2, .25% from Seligman Communications and Information Portfolio (Class 2), and .19% from Seligman Small-Cap Value Portfolio (Class 2), in the form of 12b-1 fees. Class 12b-1 shares of these funds have adopted distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, which allows funds to pay fees out of fund assets to those who sell and distribute fund shares. In addition to 12b-1 fees, we receive from some of our participating investment advisers annual revenue sharing of between .05% and .25% of subaccount assets for providing various shareholder support and marketing services.
          ____________________________________________
         |                                            |
         |  You instruct us how to vote Fund shares.  |
         |____________________________________________|

VOTING RIGHTS

To the extent required by law, we will vote the Portfolio shares held by Carillon Account at shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of Carillon Account. However, if legal requirements should change, and as a result, we determine that we are allowed to vote the Portfolio shares in our own right, we may elect to do so.

The number of votes which a person has the right to instruct will be calculated separately for each Subaccount. During the Pay-in Period, the number of votes for which you have a right to give instructions will be determined by dividing your Contract's accumulation value attributable to a subdivision by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the Annuitant has the voting interest. The number of votes during the Pay-out Period will be determined by dividing the reserve for that Contract held in a Subaccount by the net asset value per share of the corresponding Portfolio. During the Pay-out Period, the votes attributable to a Contract decrease as the reserves underlying the Contract decrease. In determining the number of votes, fractional shares will be recognized. Voting instructions will be solicited prior to a Fund's shareholder
meeting.   We will vote Fund shares held in Carillon Account as to
which we receive no timely instructions in proportion to the voting instructions received. Each person having a voting interest in a Subaccount will receive proxy material, reports and other materials relating to the appropriate Portfolio.

FINANCIAL STATEMENTS

Financial statements of Carillon Account and Union Central are included in the SAI which may be obtained without charge by writing us at: P.O. Box 40409, Cincinnati, Ohio 45240-0409 or telephoning us at: 1-800-319-6902.

                    APPENDIX A (Accumulation Unit Values)

                          ACCUMULATION UNIT VALUES
               (for a unit outstanding throughout the period)*

                                                             Year ended December 31,
                                2003     2002      2001      2000     1999    1998 1997 1996 1995
1994 1993 1990
AIM VARIABLE INSURANCE FUNDS
CAPITAL APPRECIATION
SUBACCOUNT
Accumulation unit value        $8.89    $6.95     $9.30    $12.27   $10.00(3)
Number of accumulation
 units outstanding,
 end of period               859,121  910,348 1,052,236 1,124,278  610,330(6)


GROWTH SUBACCOUNT
Accumulation unit value        $4.29    $3.31     $4.85  $7.43(6)
Number of accumulation
 units outstanding,
 end of period               360,351  235,245   181,579   117,890


ALGER AMERICAN FUND
LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value        $8.03    $6.03  $9.24(8)
Number of accumulation
 units outstanding,
 end of period                76,155   25,325   5,254


MIDCAP GROWTH SUBACCOUNT
Accumulation unit value        $9.83    $6.74  $9.68(8)
Number of accumulation
 units outstanding,
 end of period               193,362   48,713   19,189


AMERICAN CENTURY
VARIABLE PORTFOLIOS, INC.
INCOME & GROWTH SUBACCOUNT
Accumulation unit value        $8.31    $6.51     $8.17  $9.03(6)
Number of accumulation
 units outstanding,
 end of period               117,499   87,469    59,728    37,261


VALUE SUBACCOUNT
Accumulation unit value       $14.73   $11.57    $13.40 $12.03(6)
Number of accumulation
 units outstanding,
 end of period               433,220  414,793   341,588   35,931



                          ACCUMULATION UNIT VALUES
               (for a unit outstanding throughout the period)*

                                                              Year ended December 31,
                               2003      2002      2001      2000      1999      1998      1997
1996 1995 1994 1993
   <c>  <c>>
FRANKLIN TEMPLETON
 VARIABLE INSURANCE
 PRODUCTS TRUST
TEMPLETON FOREIGN
SECURITIES SUBACCOUNT
Accumulation unit value      $11.99     $9.18    $11.42    $13.76   $11.727   $10.893 $10.000(5)
Number of accumulation
 units outstanding,
 end of period              591,135   564,354   479,534   515,425   516,736   466,880   266,657


MFS VARIABLE
 INSURANCE TRUST
EMERGING GROWTH SUBACCOUNT
Accumulation unit value      $12.59     $9.78    $14.96    $22.77   $16.431   $12.409 $10.000(5)
Number of accumulation
 units outstanding,
 end of period            1,326,242 1,485,091 1,863,345 2,203,282 1,778,952   855,018   224,193


HIGH INCOME SUBACCOUNT
Accumulation unit value      $13.80    $11.85    $11.69    $11.60   $11.961   $12.139   $10.841
$10.000(2)
Number of accumulation
 units outstanding,
 end of period              484,014   455,157   536,804   546,223   569,104   442,315   269,398
 108,723


INVESTORS TRUST SUBACCOUNT
Accumulation unit value      $14.24    $11.81    $15.12    $18.22   $17.531   $14.521   $11.352
$10.000(2)
Number of accumulation
 units outstanding,
 end of period            1,266,222 1,618,398 1,977,404 2,253,751 2,643,372 1,960,448 1,002,705
 425,068


NEW DISCOVERY SUBACCOUNT
Accumulation unit value       $7.99     $6.05     $8.96  $9.55(6)
Number of accumulation
 units outstanding,
 end of period              338,917   247,919   170,528   108,257


TOTAL RETURN SUBACCOUNT
Accumulation unit value      $11.92    $10.38    $11.08    $11.19 $10.00(3)
Number of accumulation
 units outstanding,
 end of period              387,133   376,462   314,618   196,353  141,613


NEUBERGER BERMAN
 ADVISERS MANAGEMENT TRUST
GUARDIAN SUBACCOUNT
Accumulation unit value       $8.83     $6.78     $9.34  $9.60(6)
Number of accumulation
 units outstanding,
 end of period              364,534   278,742   126,870    47,444

                                        ACCUMULATION UNIT VALUES
                             (for a unit outstanding throughout the period)*
                                       Year ended December 31,
                                  2003      2002      2001      2000   1999   1998   1997   1996   1995
 1994
OPPENHEIMER VARIABLE
 ACCOUNT FUND
GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value          $9.08     $6.43     $8.36   $9.62(6)
Number of accumulation
 units outstanding,
 end of period                 213,656   138,982    73,226    47,115


MAIN STREET SUBACCOUNT
Accumulation unit value          $8.07     $6.45     $8.04   $9.06(6)
Number of accumulation
 units outstanding,
 end of period                 480,305   380,438   263,546   107,667

Year ended December 31,
                                  2003       2002       2001       2000       1999
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value         $23.01     $18.36     $26.25     $32.96    $27.733
Number of accumulation
 units outstanding,
 end of period               1,350,544  1,588,747  2,035,301  2,478,523  2,505,505
Year ended December 31,
                                  1998       1997       1996       1995       1994
SCUDDER VARIABLE SERIES I
CAPITAL GROWTH SUBACCOUNT
Accumulation unit value        $22.803    $17.041    $14.394    $11.351    $12.749
Number of accumulation
 units outstanding,
 end of period               2,278,985  1,896,320  1,593,634  1,162,999    906,428


Year ended December 31,
                                  2003       2002       2001       2000       1999
INTERNATIONAL SUBACCOUNT
Accumulation unit value         $16.55     $13.12     $16.27     $23.82     $20.18
Number of accumulation
 units outstanding,
   end of period             1,025,045  1,226,696  1,467,192  1,741,435  1,683,640

Year ended December 31,
                                  1998       1997       1996       1995       1994
INTERNATIONAL SUBACCOUNT
Accumulation unit value        $17.256    $16.054    $14.192    $12.958    $13.259
Number of accumulation
 units outstanding,
 end of period               1,695,187  1,669,242  1,564,591  1,220,160  1,095,214

Year ended December 31,
                                  2003       2002       2001       2000       1999
MONEY MARKET SUBACCOUNT
Accumulation unit value         $19.25     $19.35     $19.29     $18.80     $17.28
Number of accumulation
 units outstanding,
   end of period               638,133    931,730  1,140,682  1,050,647    695,976

Year ended December 31,
                                  1998       1997       1996       1995       1994
MONEY MARKET SUBACCOUNT
Accumulation unit value        $16.627    $16.028    $15.468    $14.850    $14.526
Number of accumulation
 units outstanding,
 end of period                 489,588    433,296    477,679    368,444    280,575

Year ended December 31,
                                 2003      2002      2001      2000  1999  1998  1997  1996  1995  1994
SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS & INFORMATION
         SUBACCOUNT
Accumulation unit value          $8.14     $5.72    $9.09(6)
Number of accumulation
 units outstanding,
 end of period                  95,331    48,328     32,659


SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value         $14.87    $10.07   $12.07(8)
Number of accumulation
 units outstanding,
 end of period                 419,945   263,921     87,793

                        ACCUMULATION UNIT VALUES
             (for a unit outstanding throughout the period)*

                                                    Year ended December 31,
                                 2003       2002       2001       2000       1999   1998  1997  1996
1995  1994
SUMMIT MUTUAL FUNDS, INC.
BALANCED INDEX SUBACCOUNT
Accumulation unit value         $9.80      $8.43      $9.62     $10.18  $10.00(1)
Number of accumulation
 units outstanding,
   end of period            1,066,099  1,167,083  1,274,745  1,363,063  1,590,562
                                          Year ended December 31,
                                 2003       2002       2001       2000       1999
BOND SUBACCOUNT
Accumulation unit value        $35.39     $33.11     $31.71     $30.05    $29.003
Number of accumulation
 units outstanding,
 end of period                 888,453   925,826    826,083    722,402    840,552

                                          Year ended December 31,
                                  1998      1997       1996       1995       1994
BOND SUBACCOUNT
Accumulation unit value        $27.584   $25.210    $23.865    $20.341    $20.977
Number of accumulation
 units outstanding,
 end of period               1,011,680   766,722    672,511    574,421    508,398

                                                              Year ended December 31,
                                          2003       2002       2001       2000      1999  1998  1997
1996  1995  1994
EAFE INTERNATIONAL INDEX SUBACCOUNT
Accumulation unit value              $13.22(9)
Number of accumulation
 units outstanding,
 end of period                         13,452

LEHMAN AGGREGATE BOND
 INDEX SUBACCOUNT
Accumulation unit value              $10.01(9)
Number of accumulation
 units outstanding,
 end of period                         34,419

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value                  $3.68      $2.51      $4.06   $6.15(6)
Number of accumulation
 units outstanding,
 end of period                       1,303,124    802,205    756,790    342,818


RUSSELL 2000 SMALL CAP
 INDEX SUBACCOUNT
Accumulation unit value                 $10.77      $7.46      $9.56   $9.54(6)
Number of accumulation
 units outstanding,
 end of period                         733,594    549,744    419,734    122,306


S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value                 $13.73     $10.32     $12.31     $12.62  $10.00(3)
Number of accumulation
 units outstanding,
 end of period                       1,353,386  1,203,214  1,030,616    706,111    264,810

                                                           Year ended December 31,
                                 2003       2002       2001       2000       1999
S&P 500 INDEX SUBACCOUNT
Accumulation unit value         $16.84     $13.32     $17.41     $20.12    $18.876
Number of accumulation
 units outstanding,
 end of period               3,377,086  3,647,640  4,297,888  4,914,336  4,969,188
Payout unit value               $16.84     $13.32     $17.41
Number of payout
 units outstanding,
 end of period                     280        367        458

                                                           Year ended December 31,
                                 1998       1997       1996    1995  1994
S&P 500 INDEX SUBACCOUNT
Accumulation unit value        $14.878    $11.375   $10.00(2)
Number of accumulation
 units outstanding,
 end of period               3,469,857  2,041,455   869,681
Payout unit value
Number of payout
 units outstanding,
 end of period
                                                           Year ended December 31,
                                 2003      2002      2001      2000      1999
ZENITH SUBACCOUNT
Accumulation unit value       $41.87    $55.13    $50.18   $41.397    $49.527
Number of accumulation
 units outstanding,
 end of period               758,484   840,714   933,412   962,488  1,334,722
Payout unit value             $56.06    $41.87    $55.13    $50.18     $41.72
Number of payout
 units outstanding,
 end of period                 5,193     5,690     6,147     6,766      7,689
                                             Year ended December 31,
                                  1998       1997       1996       1995      1994
ZENITH SUBACCOUNT
Accumulation unit value        $41.682    $33.969    $27.147    $26.628    $23.676
Number of accumulation
 units outstanding,
 end of period               2,575,127  2,907,000  2,723,705  2,337,986  1,981,958
Payout unit value              $41.397    $49.527    $41.682    $33.969    $27.147
Number of payout
 units outstanding,
 end of period                   8,295      8,952      9,142      9,796     10,476


                                                           Year ended December 31,
                                         2003    2002   2001   2000   1999   1998   1997   1996   1995
1994
UNIVERSAL INSTITUTIONAL FUNDS, INC.
CORE PLUS FIXED INCOME SUBACCOUNT
Accumulation unit value                $10.16(9)
Number of accumulation
 units outstanding,
 end of period                          20,581

U.S. REAL ESTATE SUBACCOUNT
Accumulation unit value                $12.89(9)
Number of accumulation
 units outstanding,
 end of period                          67,096

*Due to changes in accounting practices, values are no longer calculated to the thousandth place, and "accumulation unit values at end of period" are no longer separately provided.

(1) Commencement of operations was May 3, 1999. Assets of Carillon Capital subaccount were transferred to the Carillon Balanced Index Subaccount on October 29, 1999.
(2) Commencement of operations was May 1, 1996.
(3) Commencement of operations was May 3, 1999.
(4) Commencement of operations was May 1, 1997.
(5) Commencement of operations was May 3, 1999. Assets of American Century Capital Appreciation subaccount were transferred to the AIM Capital Appreciation subaccount on October 29, 1999.
(6) Commencement of operations was May 1, 2000, with a beginning accumulation unit value of $10.00.
(7) Commencement of operations was July 3, 2000, with a beginning accumulation unit value of $10.00.
(8) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(9) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.


















APPENDIX B--IRA DISCLOSURE STATEMENT

Part I of this statement is designed to help you understand the requirements, as they exist for tax years beginning on and after January 1, 2004, of federal tax law which apply to your traditional Individual Retirement Annuity (traditional IRA), your Simplified Employee Pension IRA (SEP-IRA for employer contributions), or to one purchased by your spouse (see Spousal IRAs below). Part II describes the requirements for your SIMPLE-IRA, and Part III describes the requirements for your Roth IRA. You can obtain more information regarding your IRA either from your sales representative or from any district office of the IRS, or by obtaining Publication 590 from IRS by calling 1-800-829-FORM or going to the following internet address: www.irs.gov.

Seven-day Review Period

Under federal law, you have seven days after you sign your application to review this statement and the prospectus without obligation. You may have a longer period under state law. If you notify us or your sales representative either orally or in writing within the applicable period that you want to revoke your application, your entire purchase payment will be refunded to you.
 Our address and telephone number are as follows:

The Union Central Life Insurance Company
1876 Waycross Road
Cincinnati, Ohio 45240
Telephone: (513)595-2728-8:15 a.m.- 4:30 p.m. (Eastern Time Zone)

Part I.  Traditional IRA and SEP-IRA

Eligibility Requirements

If neither you, nor your spouse, is an active participant (see A. below) you may make a contribution of up to the lesser of $3,000 or 100% of compensation and take a deduction for the entire amount contributed. (Combined contributions to a traditional IRA and Roth IRA may not exceed $3,000 for the taxable year.) However, a catchup contribution is allowed for you if you have attained age
50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2004. If you or your spouse are an active participant but have a combined adjusted gross income (AGI) below a certain level (see B. below), you may make a fully deductible contribution. If, however, you or your spouse are an active participant and your combined AGI is above the specified level, the amount of the deductible contribution you may make to an IRA is scaled down and eventually eliminated.
A. Active Participant
You are an "active participant" for a year if you are covered by a retirement plan during any part of that year. Generally, you are covered by a "retirement plan" for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, certain government plans, a tax-sheltered annuity arrangement, a 401(k) plan, a simplified employee pension plan (SEP), a SIMPLE plan, or a pension plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant in a retirement plan. (This includes Keogh/H.R. 10 plans.) Your Form W-2 for the year should indicate your participation status.

You may be an active participant even if you are not yet vested in your retirement benefit. Also, if you make required contributions or voluntary employee contributions to a retirement plan, you are an active participant. In certain plans you may be an active participant even if you were only with the employer for part of the year.

You are not considered an active participant if you are covered in a plan only because of your service as

o an Armed Forces Reservist, for less than 90 days of active service; or
o a volunteer firefighter covered for firefighting service by a government plan, which will not provide more than $1,800 per year at age 65.

Of course, if you are covered in any other plan, these exceptions do not apply.

If your spouse is an active participant, by employing similar rules as above to his or her situation, but you are not, deductibility for your traditional IRA will be phased out as described below, unless you file separately and do not live together at any time during the tax year.

B. Adjusted Gross Income (AGI)
If you are an active participant, you must look at your Adjusted Gross Income for the year (if you and your spouse file a joint tax return you use your combined AGI) to determine whether you can make a deductible IRA contribution. Your tax return will show you how to calculate your AGI for this purpose. If you are at or below a certain AGI level, called the "Threshold Level," you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant.

If you are single, your Threshold Level is $45,000 for taxable years beginning in 2004. The Threshold Level if you are married and file a joint tax return is $65,000 for taxable years beginning in 2004, and if you are married but file a separate tax return, the Threshold Level is $0. If you are married but file separately and you live apart from your spouse for the entire year, the IRS will treat you as not being married for purposes of active participant status and the Threshold Level. Thus, your Threshold Level is $45,000 for 2004. The Threshold Level is established for future years as follows:

                         Joint Returns
                                            The applicable
For taxable years beginning in:            Threshold Level
----------------------------------------------------------
                 2004                         $65,000
                 2005                         $70,000
                 2006                         $75,000
                 2007 and thereafter          $80,000

                     "Single" Returns
                                            The applicable
For taxable years beginning in:            Threshold Level
----------------------------------------------------------
                 2004                         $45,000
                 2005 and thereafter          $50,000

If your AGI is less than $10,000 above your Threshold Level, you will still be able to make a deductible contribution but it will be limited in amount. The amount by which your AGI exceeds your Threshold Level (AGI-Threshold Level) is called your Excess AGI. The Maximum Allowable Deduction is $3,000 (or $3,500 if you have attained age 50).

You can estimate your Deduction Limit as follows:

$10,000 - Excess AGI
-------------------- X Maximum Allowable Deduction = Deduction Limit
     $10,000

You must round down the result to the next lowest $10 level (the next lower number which ends in zero). For example, if the result is $1,524, you must round it down to $1,520. If the final result is below $200 but above zero, your Deduction Limit is $200. Your Deduction Limit cannot, in any event, exceed 100% of your compensation.

If you and your spouse file a joint tax return, and only one of you is an active participant, the applicable Threshold Level for the one who is not an active participant is $150,000 and the denominator of the fraction given above remains at $10,000.

Deductible Contributions

If you satisfy the eligibility requirements described above, contributions to your IRA will be deductible up to the deduction limit whether or not you itemize deductions on your federal income tax return. IRA or SEP-IRA contributions must be made by no later than the time you are required to file your income tax return for such year (i.e., April 15 if you are a calendar-year taxpayer) not including extensions.

Under a SEP-IRA agreement, the maximum annual contribution which your employer may make to a SEP-IRA contract is 25% of your compensation, but not more than $41,000 in 2004 (adjusted for
inflation).    Under certain circumstances an employee may elect
to have the employer make salary-reduction contributions to a SEP.
 For 2004, the maximum elective deferral is $13,000. However, a catchup contribution is allowed for individuals who have attained age 50. The maximum contribution limit is increased $3,000 to $16,000 for calendar year 2004. Employer contributions to a SEP-IRA are excludable from your gross income rather than being deductible.

If you or your employer should contribute more than the maximum contribution amount of your IRA or SEP-IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your IRA or SEP-IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, an excise tax will be imposed on the excess for the tax year of contribution. The excise tax is equal to 6% of the excess contributions.

Once the excise tax has been imposed, an additional excise tax for the following tax year can be avoided if the excess is:

o  withdrawn before the end of the following year, or
o  treated as a current contribution for the following year.

No deductible contribution to your traditional IRA nor employee salary-reduction contribution to your SEP-IRA may be made by you during or after the tax year in which you attain age 70 1/2.

Nondeductible Contributions

Even if you are above the Threshold Level and thus may not make a deductible contribution, you may still contribute up to the lesser of 100% of compensation or $3,000 (or $3,500 if you have attained age 50) to a traditional IRA. The amount of your contribution which is not deductible will be a nondeductible contribution to the IRA. You may also choose to make a contribution nondeductible even if you could have deducted part or all of the contribution. Interest or other earnings on your IRA contribution, whether from deductible or nondeductible contributions, will not be taxed until taken out of your IRA and distributed to you.

If you make a nondeductible contribution to an IRA you must report the amount of the nondeductible contribution to the IRS by including Form 8606 as a part of your tax return for the year.
There is a $50 penalty for failure to file Form 8606, titled
"Nondeductible IRA and Coverdell ESAs."

You may make a $3,000 contribution at any time during the year, if your compensation for the year will be at least $3,000, (or $3,500 if you have attained age 50) without having to know how much will be deductible. When you fill out your tax return you may then figure out how much is deductible.

You may withdraw an IRA contribution made for a year any time before April 15 of the following year. If you do so, you must also withdraw the earnings attributable to that portion and report the earnings as income for the year for which the contribution was made. If some portion of your contribution is not deductible, you may decide either to withdraw the nondeductible amount, or to leave it in the IRA and designate that portion as a nondeductible contribution on your tax return.

No non-deductible contribution to your traditional IRA may be made by you during or after the tax year in which you attain age 70
1/2.

Spousal IRAs

Your spouse may make a contribution to a spousal IRA if he or she files a joint tax return with you and his or her gross income (if any) for the taxable year is less than yours. The maximum amount allowable as a contribution to the spousal IRA is limited to the lesser of (a) $3,000, and (b) the total of both spouses' gross income reduced by the amount, if any, contributed for your own IRA and your own Roth IRA. This means that the total contributions that can be made to your and your spouse's IRAs can be as much as $6,000 for the taxable year. However, a catchup contribution is allowed for your spouse if your spouse has attained age 50. If your spouse qualifies for the catchup contribution, your spouse's maximum contribution is increased $500 to $3,500 for calendar year 2004. Thus, the maximum contribution that can be made for you and your spouse's IRAs if you both have attained age 50 is $7,000 for the taxable year 2004.

The amount which your spouse may deduct for a spousal IRA is limited by application of the rules for active participation as described in "Eligibility Requirements," above.

You may not make a contribution to your traditional IRA for any tax year during which and after you attain age 70 1/2. Your spouse, however, may make contributions to his or her spousal IRA until the tax year in which he or she reaches age 70 1/2 if the other conditions mentioned in the previous paragraphs are met.

Rollover Contributions

Once every year, you are permitted to withdraw any portion of the value of your traditional IRA or SEP-IRA and reinvest it in another traditional IRA, a qualified plan, a Section 403(a) annuity, an eligible Section 457 governmental plan (provided it agrees to separately account for funds received from an eligible retirement plan) and another Section 403(b) annuity (TSA). Also, certain withdrawals made from such plans may be contributed to your traditional IRA. This transfer of funds from one traditional IRA to another eligible retirement plan is called a "rollover".
To qualify as a rollover contribution, the entire portion of the withdrawal must be reinvested in a traditional IRA or other eligible plan within 60 days after the date it is received. You will not be allowed a tax deduction for the amount of any rollover contribution. A direct transfer of funds from one IRA to another IRA or other eligible plan also is permitted. Such direct transfers are not limited to one per year.

A similar type of rollover can be made with the proceeds of a qualified distribution from a qualified retirement plan (including TSA and HR-10 plans). Distributions from tax-sheltered annuities or qualified pension or profit sharing plans that are eligible for "tax-free rollover" will be subject to an automatic 20% federal income tax withholding unless such amounts are directly rolled over to another qualified plan or individual retirement arrangement permitted under the Internal Revenue Code. Properly made, such a distribution will not be taxable until you receive payments from the IRA created with it. Unless you were a self-employed participant in the distributing plan, you may later rollover such a contribution to another qualified retirement plan as long as you have not mixed it with IRA or SEP-IRA contributions.

Premature Distributions

At no time can interest in your IRA or SEP-IRA be forfeited. To insure that your contributions will be used for your retirement, the federal tax law does not permit you to use your IRA or SEP-IRA as a security for a loan or borrow on your IRA or SEP-IRA. Furthermore, as a general rule, you may not sell or assign your interest in your IRA or SEP-IRA to anyone. Use of an IRA or SEP-IRA as security or assignment of it to another will invalidate the entire annuity. The portion attributable to your deductible contributions and all earnings will be includible in your income in the year it is invalidated and will be subject to a 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions. (You may, however, assign your IRA or SEP-IRA without penalty to your former spouse in accordance with the terms of a divorce decree.)

You may surrender any portion of the value of your IRA or SEP-IRA.
 In the case of a surrender which does not qualify as a rollover, the amount withdrawn which is attributable to your deductible contributions and all earnings will be includible in your income and subject to the 10% penalty if you are not at least age 59 1/2 or totally disabled, or if you do not meet certain other limited exceptions described in the following sentences. The 10% penalty does not apply to:

   o an amount equal to unreimbursed medical expenses in excess of 7.5% of your Adjusted Gross Income (AGI), or
   o amounts withdrawn to pay for medical insurance for you and your spouse and dependents if you have separated from employment and received unemployment compensation for at least 12 consecutive weeks, and the withdrawal is made in the year unemployment compensation is received or in the following year, or
   o  surrenders for "qualified higher education expenses," or
   o a withdrawal up to $10,000 which is a "qualified first-time home distribution."

Qualified higher education expenses include tuition, as well as room and board, fees, books, supplies and equipment required for enrollment or attendance at a post-secondary education institution. Such qualified higher education expenses may be incurred by you or your spouse, or any child or grandchild of you or your spouse. A qualified first-time home distribution is one which is used within 120 days to rebuild, build or buy your principal residence or the principal residence of your spouse, child, grandchild or ancestor in a situation in which you or your spouse did not have any ownership interest in a principal residence in the two years ending on the date of acquisition of the residence at issue.

There is no 10% penalty if the IRA distributions are in substantially equal amounts (at least annually) over your life or life expectancy, or the joint lives or life expectancies of you and your beneficiary, and there is no 10% penalty for payments due to your death.

The 10% penalty tax does not apply to the distribution of excess contributions if you receive such distribution on or before the due date (including extensions of time) for filing your tax return, you did not deduct such excess contribution, and you also received the net income attributable to such excess contribution.
 However, the net income must be reported and may be subject to the 10% penalty tax. Unless you are 59 1/2, totally disabled, or meet the limited exceptions mentioned in the previous paragraphs, a 10% penalty tax will be imposed on the part of an excess contribution greater than the maximum contribution limit which is withdrawn after your tax filing date.

Because nondeductible IRA contributions are made using income which has already been taxed (that is, they are not deductible contributions), the portion of the IRA distributions consisting of nondeductible contributions will not be taxed again when received by you. If you make any nondeductible IRA contributions, each distribution from your IRAs will consist of a nontaxable portion (return of nondeductible contributions) and a taxable portion (return of deductible contributions, if any, and account earnings).

The following formula is used to determine the nontaxable portion of your distributions for a taxable year:

   (Nondeductible Contributions Balance) divided by (Year-end total of traditional IRA account balances plus distribution amount plus outstanding rollovers) times Total Distributions for the year equals Nontaxable Distribution for the year.

To compute the year-end total of traditional IRA account balances you treat all of your traditional IRAs as a single IRA. This includes all traditional IRAs, as well as SEP-IRAs, and Rollover IRAs. You also add back the distributions taken during the year.

Distributions
A. Inadequate or Underdistributions-50% Tax
Your IRA or SEP-IRA is intended to provide retirement benefits over your lifetime. Thus, federal law requires that you either receive a lump-sum distribution of your IRA or start to receive distribution payments by the April 1 of the calendar year following the calendar year in which you attain age 70 1/2. If you elect other than a lump-sum distribution, the distribution must begin not later than the commencement date previously stated, and for each succeeding year a distribution must be made on or before December 31. If the payments are not sufficient to meet the requirements, an excise tax of 50% will be imposed on the amount of any underpayment.
B. Distribution Forms
By the required beginning date, you may elect to have the balance in the account disbursed in one of the following forms:
o  a single sum payment;
o  equal or substantially equal payments over your life;
o equal or substantially equal payments over the lives of you and your designated beneficiary;
o equal or substantially equal payments over a specified period that may not be longer than your life expectancy; or
o equal or substantially equal payments over a specified period that may not be longer than the joint life and last survivor expectancy of you and your designated beneficiary.
C. Death Benefits
If you die before your entire interest is distributed, the entire remaining interest will be disbursed as follows:

o If you die on or after disbursements have begun under B., the entire remaining interest must be disbursed at least as rapidly as elected under B.

o If you die before disbursements have begun under B., the entire remaining interest must be disbursed as elected by you or, if you have not so elected, as elected by the beneficiary or beneficiaries, as follows:

      o by December 31st of the year containing the fifth anniversary of your death; or

      o in equal or substantially equal payments over a period no longer than the life or life expectancy of the designated beneficiary or beneficiaries starting by December 31st of the year following the year of your death. If, however, the benefi-ciary is your surviving spouse, then this disburse-ment is not required to begin before December 31st of the year in which you would have turned 70 1/2.

The life expectancies described above will be calculated as of December 31 of the year following your death and will be reduced by one for each subsequent year for non-spouse beneficiaries. The life expectancy of a spouse beneficiary will be recalculated each subsequent year until the spouse's death. For each year after the year of the spouse's death, the spouse's remaining life expectancy will be reduced by one. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this IRA, or delay distributions until you would have reached age 70 1/2.

Prototype Status

The IRS reviewed the format of your IRA, and issued an opinion letter to us on May 19, 1986, stating that your IRA qualifies as a prototype IRA.

Reporting to the IRS

Whenever you are liable for one of the penalty taxes discussed above (6% for excess contributions, 10% for premature distributions, or 50% for distribution underpayments), you must file Form 5329 with the IRS. The form is to be attached to your federal income tax return for the tax year in which the penalty applies. Normal contributions and distributions must be shown on your income tax return for the year to which they relate.

IRS regulations require us to report certain information to you with respect to the amount required to be distributed from your IRA for each calendar year after you attain age 70 1/2. (This reporting is not required with respect to IRAs of deceased owners.
 Also, this reporting is not required for Roth IRAs because there are no lifetime minimum distributions required for Roth IRAs.)

In compliance with the regulations, we will furnish you with a statement of the amount of the required minimum distribution and the date by which such amount must be distributed. As an alternative, we may provide you with a statement that 1) informs you that a minimum distribution is required for the calendar year and the date by which such amount must be distributed and 2) includes an offer to furnish you, upon request, with a calculation of the amount of the required minimum distribution with respect to your IRA for that calendar year. Beginning with required minimum distributions for calendar year 2004, when we report this information to you we will also be required to report similar information to the IRS.

Part II.  SIMPLE-IRA

A SIMPLE-IRA is one that is issued in conjunction with your employer's "savings incentive match plan for employees" (SIMPLE-IRA plan) which meets the requirements of Section 408 (p) of the Internal Revenue Code (Code). You should consult with your employer concerning the actual provisions of the SIMPLE-IRA plan pertaining to participation requirements, the amount of employee and employer contributions and other SIMPLE-IRA plan provisions. The following discussion concerns your SIMPLE-IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, above or the discussion in Part III of Roth IRA, unless otherwise noted.

Contributions

Your SIMPLE-IRA will accept only a cash contribution made by an employer on your behalf under a SIMPLE-IRA plan that meets the requirements of Section 408(p) of the Code, and a rollover contribution or a transfer of assets from another SIMPLE-IRA of yours. No other contributions will be accepted.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Rollovers and Transfers

Prior to the expiration of the two-year period beginning on the date you first participated in any SIMPLE-IRA plan maintained by your employer, any rollover or transfer by you of funds from this SIMPLE-IRA must be made to another SIMPLE-IRA of yours. Any distribution of funds to you during this two-year period may be subject to a 25% additional tax as a premature distribution if you do not roll over the amount distributed into a SIMPLE-IRA. After the expiration of this two-year period, you may roll over or transfer funds to any of your IRAs that are qualified under
Section 408(a), (b) or (p) of the Code.

Premature Distributions, Distributions and Reporting to the IRS

Rules similar to those pertaining to SEP-IRAs as discussed in Part I, above, in relation to premature distributions and distributions generally apply to your SIMPLE-IRA. See the section entitled "Reporting to the IRS" in Part I for an appropriate discussion of those requirements.

Prototype Status

The IRS reviewed the format of your SIMPLE-IRA and issued an opinion letter to us on September 26, 1997, stating that your Contract qualifies as a prototype SIMPLE-IRA.

Part III.  Roth IRA

A Roth IRA must meet the requirements of Section 408A of the Code.
 The following discussion concerns your Roth IRA in place of the discussion concerning a traditional IRA or SEP-IRA in Part I, or the discussion of the SIMPLE-IRA in Part II, above, unless otherwise noted.

Contributions

If your Roth IRA is not designated as a Roth Conversion IRA, then, except in the case of a rollover contribution described in Section 408A(e) of the Code, it will accept only cash contributions and only up to a maximum amount of $3,000 for your 2004 tax year.
(The aggregate amount of contributions for all of your Roth IRAs and traditional IRAs may not exceed $3,000.) If this Roth IRA is designated as a Roth Conversion IRA, no contributions other than IRA Conversion Contributions made during the same tax year will be accepted. Contributions may be made even after you attain age 70 1/2.

However, a catchup contribution is allowed for you if you have attained age 50. If you qualify for the catchup contribution, your maximum contribution limit is increased $500 to $3,500 for the calendar year 2004.

A Roth Conversion IRA is a Roth IRA that accepts only IRA
Conversion Contributions made during the same tax year.

IRA Conversion Contributions are amounts rolled over, transferred, or considered transferred from a non-Roth IRA to a Roth IRA. A non-Roth IRA is an individual retirement account or annuity described in Section 408(a) or 408(b) of the Code, other than a Roth IRA.

Any refund of premiums (other than those attributable to excess contributions) will be applied, before the close of the calendar year following the year of the refund, toward the payment of future premiums or the purchase of additional benefits.

Limitations on Contributions

The $3,000 (or $3,500 if you have attained age 50) limit described in the previous section is gradually reduced to $0 between certain levels of Adjusted Gross Income ("AGI"). If you are single, the limit on annual contributions is phased out between AGI of $95,000 and $110,000; if you are married and file jointly, between AGI of $150,000 and $160,000; and if you are married and file separately, between $0 and $10,000. You may not make an IRA Conversion Contribution during a tax year if your AGI for that year exceeds $100,000 or if you are married and file a separate return for that tax year. Roth IRA contributions must be made no later than the time you file your income tax return for that year (i.e., April 15, if you are a calendar year taxpayer) with no extensions.

If you should contribute more than the maximum contribution amount to your Roth IRA, the excess amount will be considered an "excess contribution." You are permitted to withdraw an excess contribution from your Roth IRA before your tax filing date without adverse tax consequences. If, however, you fail to withdraw any such excess contribution before your tax filing date, a 6% excise tax will be imposed on the excess for the tax year of contribution. (See Reporting to the IRS in Part I, above.).

Tax Treatment of Contributions

No federal tax deduction is allowed for your contributions to a Roth IRA.

Required Distribution on Benefits (Required Only Upon Your Death)

(The term "designated beneficiary" means any individual designated as beneficiary by you.)

A. If you die before your entire interest is distributed and your surviving spouse is not your sole designated benefi-ciary, the entire remaining interest will at your election, or if you have not so elected, at the election of the designated beneficiary, either:

   (1) be distributed by December 31 of the year containing the fifth anniversary of your death; or
   (2) be distributed over the life expectancy of the desig-nated beneficiary starting no later than December 31 of the year following your death. If distributions do not begin by the date described above, distribu-tion method (1) will apply.

B. In the case of distribution method (A)(2) above, to deter-mine the minimum annual payment for each year, divide your entire interest as of the close of business on December 31 of the preceding year, by the life expectancy of the designated beneficiary, using the attained age of the designated beneficiary as of the beneficiary's birthday in the year distributions are required to commence, and subtract one for each subsequent year.

C. If your spouse is your sole designated beneficiary on your death, such spouse may elect to be treated as you, the person originally establishing this Roth IRA, or delay distributions until you would have reached age 70 1/2.

Taxation of Distributions

A distribution from your Roth IRA is not includible in income if it is a "qualified distribution." A "qualified distribution" is one that is made after the first five years beginning with the first tax year in which you made a contribution to your Roth IRA, and which is made when you are at least age 59 1/2 or totally disabled or to your beneficiary or your estate upon your death or due to a qualified first-time home distribution. (See the discussion under the Premature Distributions section of Part I, above, concerning what a qualified first-time home distribution is.)

If a distribution from your Roth IRA is not a qualified distribution as described in the previous paragraph, it will be includible in your income to the extent that it is not treated as made from a contribution. This is determined by adding your current distribution to the total amount of all previous distributions and comparing this total with the amount of your contributions to your Roth IRA.

If, within the 5 year period starting with the year of a Conversion Contribution, any part of a withdrawal from this Roth
IRA is from the taxable part of an amount converted, the 10% tax on premature distributions applies, unless one of the exceptions applies.

For purposes of determining the correct tax treatment of withdrawals (other than the withdrawal of excess contributions and the earnings on them), the following rule sets forth the order of withdrawal:

   1. Regular contributions;
   2. Conversion Contributions, on a first-in-first-out basis, and then taken account of as the taxable portion first and then the nontaxable portion;
   3. Earnings on contributions.

As with a Traditional IRA, you may not use your Roth IRA as a security for a loan or borrow on your Roth IRA.

Recharacterizations

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA, for example, going from a Roth IRA to a traditional IRA. This is called recharacterizing the contribution.

To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. The contribution will not be treated as having been made to the second IRA unless the transfer includes any net earnings allocable to the contribution. After the transfer has taken place, you cannot change your election to recharacterize.

You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made. No deduction is allowed for the contribution to the first IRA and any net earnings transferred with the recharacterized contribution are treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent that any deduction was allowed with respect to the contribution to the first IRA.

Prototype Status

Your Roth IRA is deemed to meet the statutory requirement for a Roth IRA pursuant to IRS guidelines.

                   APPENDIX C - DISCLAIMERS

The Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Summit Fund and the Russell 2000 Small Cap Index Portfolio are not promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell is not responsible for and has not reviewed the Prospectus, and Frank Russell makes no representation or warranty, express or implied, as to its accuracy, or completeness, or otherwise. Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its Index. Frank Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

Frank Russell Company's publication of the Index in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appropriateness of the investment in any or all securities upon which the Index is based. Frank Russell Company makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the index or data included in the index. Frank Russell Company makes no representation or warranty regarding the use, or the results of use, of the index or any data included therein, or any security (or combination thereof) comprising the index. Frank Russell Company makes no other express or implied warranty, and expressly disclaims any warranty of any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the index or any data or any security (or combination thereof) included therein.

"Standard & Poor's(R)", "S&P(R), "S&P 500(R)", "Standard & Poor's 500(R)", "500," "S&P MidCap 400 Index," and "Standard & Poor's MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Summit Fund. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's.
 See further discussion in the Summit Fund prospectus.

The Product(s) is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Market, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Product(s). The Corporations make no representation or warranty, express or implied to the owners of the Product(s) or any member of the public regarding the advisability of investing in securities generally or in the Product(s) particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to The Union Central Life Insurance Company (Licensee) is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corporations and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to Licensee or the Product(s). Nasdaq has no obligation to take the needs of the Licensee or the owners of the Product(s) into consideration in determining, composing or calculating the Nasdaq-100 Index(R).
The Corporations are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Product(s) to be issued or in the determination or calculation of the equation by which the Product(s) is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Product(s).

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.
This fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any representation or warranty, express or implied, to the owners of this fund or any member of the public regarding the advisability of investing in funds generally or in this fund particularly or the ability of the EAFE index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks and trade names of MSCI and of the EAFE index which is determined, composed and calculated by MSCI without regard to the issuer of this fund. MSCI has no obligation to take the needs of the issuer of this fund or the owners of this fund into consideration in determining, composing or calculating the EAFE index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of this fund to be issued or in the determination or calculation of the equation by which this fund is redeemable for cash. Neither MSCI nor any other party has any obligation or liability to owners of this fund in connection with the administration, marketing or trading of this fund.

Although MSCI shall obtain information for inclusion in or for use in the calculation of the indexes from sources which MSCI considers reliable, neither MSCI nor any other party guarantees the accuracy and/or the completeness of the indexes or any data included therein. Neither MSCI nor any other party makes any warranty, express or implied, as to results to be obtained by licensee, licensee's customers and counterparties, owners of the funds, or any other person or entity from the use of the indexes or any data included therein in connection with the rights licensed hereunder or for any other use. Neither MSCI nor any other party makes any express or implied warranties, and MSCI hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the indexes or any data included therein. Without limiting any of the foregoing, in no event shall MSCI or any other party have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

APPENDIX D

The Contract in use through 2001, and still in use in Vermont and New York, is Union Central Form 2617. This contract form contains different provisions concerning contract ownership and death benefit payments. Below is the prospectus disclosure language that accompanied use of Form 2617.

The following definition of contract owner substitutes for the definition on page CA-4:

"Contract Owner ("You")-During the Annuitant's lifetime and prior to the Maturity Date, the person designated as the owner in the Contract or as subsequently changed. During the Pay-out Period, the Annuitant is the Contract Owner. After the Annuitant's death, the beneficiary is the Contract Owner. If a Contract has been absolutely assigned, the assignee is the Contract Owner. A collateral assignee is not a Contract Owner."

The following provision substitutes for the language under "Annuity Benefit Payments" on pages CA-6 and 7:

"Annuity Benefit Payments

You can choose among a variety of types of fixed and variable annuity benefit payments to be made during the Pay-out Period.

If the Annuitant dies before the Maturity Date and the Annuitant was the Contract Owner or the Contract Owner is still living, then we will pay the beneficiary a death benefit equal to the greater of:

   o  the Contract's accumulation value, or
   o the sum of all premiums paid less any amounts deducted in connection with partial surrenders."

The following provision substitutes for the language under "Death
Benefits" on pages CA-23 and 24:

"Death Benefits

If the Annuitant is the Contract Owner and dies during the Pay-in Period, or if the Annuitant dies during the Pay-in Period while the Contract Owner is living, then a death benefit will be paid to the Beneficiary. Subject to state insurance law, the death benefit will be the greater of:

   o the sum of all premiums paid less any amounts deducted in connection with partial surrenders, including any surrender charge associated with those partial withdrawals; or
   o  the Contract's accumulation value on the date we receive
      Due Proof of Death.

This formula guarantees that the death benefit will at least equal the sum of all premiums paid (less any partial surrenders and surrender charges on such partial withdrawals), independent of the investment experience of Carillon Account.

If a Contract Owner who is not the Annuitant dies during the Pay-in Period and while the Annuitant is living, we normally will pay the Contract's accumulation value (measured as of the date we receive Due Proof of Death) to the Contract Owner's estate or to a successor Contract Owner. However, if the Contract Owner's spouse is the designated beneficiary under the Contract, that spouse will become the Contract Owner and no distribution will be required as a result of the death of the original Contract Owner.

If the Annuitant dies during the Pay-out Period, we will provide the death benefit, if any, contained in the particular annuity benefit option elected. "

                    PART B


           INFORMATION REQUIRED IN A
      STATEMENT OF ADDITIONAL INFORMATION

               CARILLON ACCOUNT

                           of

         THE UNION CENTRAL LIFE INSURANCE COMPANY

  1876 Waycross Road - Cincinnati, Ohio 45240 - 513-595-2600


             STATEMENT OF ADDITIONAL INFORMATION


May 1, 2004

     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional
Information expands upon subjects discussed in the Prospectus. Accordingly, this Statement should be read in conjunction with Carillon Account's ("CA") current Prospectus, dated May 1, 2004, which may be obtained by calling The Union Central Life Insurance Company ("Union Central") at (513) 595-2600, or writing to 1876 Waycross Road, Cincinnati, Ohio 45240.






                         TABLE OF CONTENTS


                                                            Page

Distribution of Contracts . . . . . . . . . . . . . . . . . .B-2
Determination of Annuity Payments . . . . . . . . . . . . . .B-2
Federal Tax Matters . . . . . . . . . . . . . . . . . . . . .B-3
Miscellaneous Contract Provisions . . . . . . . . . . . . . .B-4
Custody of CA's Assets. . . . . . . . . . . . . . . . . . . .B-5
Experts . . . . . . . . . . . . . . . . . . . . . . . . . . .B-5
Financial Statements of CA and of Union Central . (following B-5)

                  DISTRIBUTION OF CONTRACTS

     Contracts are offered on a continuous basis through life insurance agents of Union Central who are also registered representatives of Carillon Investments, Inc., or another broker-dealer member of the National Association of Securities Dealers, Inc.

	As underwriter of the Contracts, the following distribution fees were paid to Carillon Investments, Inc., by Union Central:

                  Year           Amount
                  2003         $2,822,156
                  2002         $3,241,287
                  2001         $1,852,782

     Union Central may periodically offer promotions to purchasers of Contracts, such as increasing the initial interest rate payable on the Union Central Guaranteed Account for purchasers who elect the dollar cost averaging program, and allowing new purchasers who elect the dollar cost averaging program to use the Guaranteed Account as a source account for the program. Any such promotion will be offered to all new purchasers of Contracts during the promotion period.

                DETERMINATION OF ANNUITY PAYMENTS

     The amount of the first Variable Annuity payment is calculated by applying the Accumulation Value (less any premium tax charge deducted at this time), measured as of a date not more than 10 business days prior to the Maturity Date, to the Annuity Tables in the Contract. This is done separately for each amount to be used to provide an annuity reserved for in a different Subaccount.

     The first Variable Annuity payment is divided by the appropriate Annuity Unit value (as of the same date that the amount of the first payment was determined) to determine the number of Annuity Units upon which later annuity payments will be based. This number of Annuity Units will not change. Variable Annuity payments after the first will be equal to the number of Annuity Units determined in this manner times the Annuity Unit value for each respective Subaccount calculated on a uniform basis not more than 10 business days before each annuity payment is due.

     Annuity Unit Value - The value of an Annuity Unit in each
Subaccount of CA was initially set at $10. Annuity Units of each Subaccount are valued separately and will vary with the investment experience of the particular Subaccount.

     The value of the Annuity Unit for each Subaccount at the end of any valuation period is calculated by: (a) multiplying the prior Annuity Unit value by the Subaccount's Net Investment Factor for the period; and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the dollar amount of the first Variable Annuity payment.
 In this manner, the Annuity Unit values will most likely change (except when the investment performance exactly equals the assumed interest rate) for each annuity payment (although the number of Annuity Units will remain fixed) and therefore the amount of the Variable Annuity payments will most likely vary.









































































































































































































































































































































































































































































































































































































































































































































     For administrative purposes, we may assign a Contract owner who elects a fixed annuity option for his or her Contract to our immediate fixed annuity contract. If we do so, the owner will receive a guaranteed interest rate no lower than the rate provided by his or her Contract.

                    FEDERAL TAX MATTERS

Taxation of Union Central

     Union Central is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("Code"). Since CA is not an entity separate from Union Central, and its operations form a part of Union Central, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of CA are reinvested and taken into account in determining the Accumulation and Annuity Unit values. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a Contract issued in connection with CA. Accordingly, Union Central does not anticipate that it will incur any federal income tax liability attributable to CA, and therefore Union Central does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in Union Central being taxed on income or gains attributable to CA or certain types of Contracts, then Union Central may impose a charge against CA (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts

     Section 817(h) of the Code provides that separate account investments (or the investments of a mutual fund the shares of which are owned by separate accounts of insurance companies) underlying the Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under Section 72 of the Code. The Separate Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed in regulations, which affect how the assets in each Portfolio of the Funds in which the Separate Account invests may be invested.
Union Central does not have control over the Funds or their investments. However, Union Central believes that each Portfolio in which the Separate Account owns shares will meet the diversification requirements and that therefore the Contracts will be treated as annuities under the Code.

     The Treasury has stated that regulations on diversification requirements do not provide guidance concerning the extent to which contract holders may direct their investments to the Portfolios of the Funds. Regulations in this regard may be issued in the future. It is possible that when regulations are issued the Funds may not be in compliance with such regulations.
Although Union Central can provide no assurances that any such regulations will not adversely affect the tax treatment of existing Contracts in all events, based upon a private letter ruling Union Central has received on the Contracts, Union Central believes that any such regulations would be applied only on a prospective basis. For these reasons, Union Central reserves the right to modify the Contract as necessary to prevent the contract holder from being considered the owner of the assets of the Funds or otherwise to qualify the contract for favorable tax treatment.

     In addition, Nonqualified Contracts will not be treated as annuity contracts for purposes of Section 72 unless such contracts provide: (a) that if the contract holder dies on or after the annuity starting date but prior to the time before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution in effect at the time of the contract holder's death; and (b) if the contract holder dies prior to the annuity starting date, the entire interest must be distributed within five years after the death of the contract holder. These requirements should be considered satisfied if any portion of the contract holder's interest which is payable to or for the benefit of a "designated beneficiary" is distributed over the life of such designated beneficiary (or over a period that does not extend beyond the life expectancy of the designated beneficiary) and such distributions begin within one year of the contract holder's death. (A contract holder's designated beneficiary is the person to whom ownership of the Contract passes by reason of death and must be a natural person.) However, if the contract holder's designated beneficiary is the surviving spouse of the contract holder, the contract may be continued in the name of the spouse as the contract holder. Union Central believes that the Contracts described in this Prospectus meet these requirements. However, no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements. Other rules may apply to Qualified Contracts.
	For a discussion of the tax treatment of the contracts as annuities under Section 72, see "Tax Status of the Contracts" in the Prospectus.

              MISCELLANEOUS CONTRACT PROVISIONS

Delay of Payments

    Union Central will pay all amounts due from the Variable
Account under the Contract within seven days, unless:

    (1) The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

    (2) An emergency exists as defined by the Securities and Exchange Commission;

    (3) Federal regulators require us to block a Contract under federal regulations related to anti-money laundering, anti-terrorism or homeland security efforts; or

    (4) The Securities and Exchange Commission permits delay for the protection of the security holders.

Participating

     The Contract is issued on a participating basis, and as such is eligible to share in Union Central's profits and surplus to the extent determined by Union Central's Board of Directors in its sole discretion. Union Central anticipates that such participation, if at all, will be small in amount and will occur only in later years of the Contract.

Misstatement and Proof of Age, Sex or Survival

     Proof of age, sex, or survival of the Annuitant and any contingent Annuitant may be required prior to making annuity payments under any Annuity Option which depends on the continuation of life. If any age or sex has been misstated, Union Central will pay the amounts which would have been provided at the correct age and sex. After the annuity payments begin, Union Central will make up any underpayments in a lump sum with the next annuity payment. Any overpayments will be deducted from future annuity payments until the overpayment is made up.

Settlements

     Union Central may require the return of the Contract prior to any settlement. Due proof of the Annuitant's death must be received prior to settlement of a death claim.

Assignments

     The Contract Owner may assign the Contract prior to the Maturity Date and during the Annuitant's lifetime, subject to the rights of any irrevocable Beneficiary, although the ability to assign certain Qualified Contracts may be restricted. An assignment will not be binding until received in writing by Union Central, and Union Central will not be responsible for the validity of an assignment. An assignment or pledge of the Contract may result in income tax liability to the owner.

     No Beneficiary may assign benefits under the Contract until they are due, and to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modification

     Union Central may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contract comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

                     CUSTODY OF CA'S ASSETS

	Title to the assets of CA is held by Union Central. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

                             EXPERTS

     The financial statements of CA at December 31, 2003 and 2002 and for the periods then ended, and of The Union Central Life Insurance Company at December 31, 2003 and 2002 and for the years then ended, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FINANCIAL STATEMENTS

CARILLON ACCOUNT

Period ended December 31, 2003

               Report of Independent Auditors

To the Contract holders of Carillon
Account and the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying statement of assets and liabilities of Carillon Account, comprising the separate account divisions described in Note 2, as of December 1, 2003, and the related statements of operations and changes in net assets for the periods presented. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the applicable custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Carillon Account at December 31, 2003, and the results of their operations and changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States.

                               /S/ Ernst & Young LLP


February 13, 2004

                          CARILLON ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2003

                                             Summit Mutual Fufnds, Inc.
                                                 (affiliated issuer)
                             -----------------------------------------------------
---------
                                           Balanced                    S&P
S&P MidCap
                               Zenith       Index         Bond      500 Index
400 Index
                             Subaccount   Subaccount   Subaccount   Subaccount
Subaccount
                             ----------   ----------   ----------   ----------   -
---------
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$38,573,803; $11,914,162;
$33,635,611; $74,692,121;
$17,596,856; $7,093,363;
$4,915,140; $444,321;
$235,183)                    $43,654,804  $10,943,146  $33,932,913  $58,375,477
$19,645,815
                             -----------  -----------  -----------  -----------  -
----------
Total Invested Assets         43,654,804   10,943,146   33,932,913   58,375,477
19,645,815

OTHER ASSETS
& (LIABILITIES)                  (4,037)        2,303        7,086          239
   (1,676)
                             -----------  -----------  -----------  -----------  -
----------
NET ASSETS (Contract
Owners' Equity)              $43,650,767  $10,945,449  $33,939,999  $58,375,716
$19,644,139
                             ===========  ===========  ===========  ===========
===========


                                             Summit Mutual Fufnds, Inc.
                                                 (affiliated issuer)
                             -----------------------------------------------------
                            Russell 2000                 Lehman
                              Small Cap    Nasdaq-100    Aggregate      EAFE
                               Index         Index       Bond Index  International
                             Subaccount    Subaccount    Subaccount    Subaccount
                             ----------    ----------    ----------    ----------
<s>                          <c>          <c>          <c>          <c>>
ASSETS
Investments in shares of
Summit Mutual Funds, Inc.,
at fair value (cost
$38,573,803; $11,914,162;
$33,635,611; $74,692,121;
$17,596,856; $7,093,363;
$4,915,140; $444,321;
                          )  $8,548,765    $5,490,402      $443,888      $257,001
                             ----------    ----------    ----------    ----------
   Total Invested Assets      8,548,765     5,490,402       443,888       257,001

OTHER ASSETS
& (LIABILITIES)                     707            28             9             4
                             ----------    ----------    ----------    ----------

NET ASSETS (Contract
Owners' Equity)              $8,549,472    $5,490,430      $443,897      $257,005
                             ==========    ==========    ==========    ==========


                                                                           AIM
Variable
                                    Scudder Variable Series I           Insurance
Funds, Inc.
                                      (unaffiliated issuer)
(unaffiliated issuer)
                             --------------------------------------   ------------
------------
                               Money       Capital                      Capital
                               Market       Growth    International   Appreciation
  Growth
                             Subaccount   Subaccount   Subaccount      Subaccount
  Subaccount
                             ----------   ----------   ----------      ----------
  ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$13,209,816; $48,797,925;
$24,043,655; $11,761,161;
$1,536,238; $22,204,144;
$6,836,461; $32,483,996;
$4,774,526; $2,895,924)      $13,209,816  $31,218,639  $17,251,268     $7,878,567
  $1,637,933
                             -----------  -----------  -----------     ----------
  ----------
  Total Invested Assets       13,209,816   31,218,639   17,251,268      7,878,567
   1,637,933

OTHER ASSETS
& (LIABILITIES)                    2,489      (7,175)         (840)          (433)
        (11)
                             -----------  -----------  -----------     ----------
  ----------
NET ASSETS (Contract
Owners' Equity)              $13,212,305  $31,211,464  $17,250,428     $7,878,134
  $1,637,922
                             ===========  ===========  ===========     ==========
  ==========



                                                      MFS Variable
                                                     Insurance Trust
                                                  (unaffiliated issuer)
                              ----------------------------------------------------
----------
                              Investors       High      Emerging      Total
  New
                                 Trust       Income       Growth      Return
Discovery
                              Subaccount   Subaccount   Subaccount   Subaccount
Subaccount
                              ----------   ----------   ----------   ----------
----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$13,209,816; $48,797,925;
$24,043,655; $11,761,161;
$1,536,238; $22,204,144;
$6,836,461; $32,483,996;
$4,774,526; $2,895,924)       $18,299,329  $7,050,712   $16,916,943  $5,191,318
$3,041,547
                              -----------  ----------   -----------  ----------
----------
   Total Invested Assets       18,299,329   7,050,712    16,916,943   5,191,318
 3,041,547

OTHER ASSETS
& (LIABILITIES)                       607       4,884        (3,481)        641
        76
                              -----------  ----------   -----------  ----------
----------
NET ASSETS (Contract
Owners' Equity)               $18,299,936  $7,055,596   $16,913,462  $5,191,959
$3,041,623
                              ===========  ==========   ===========  ==========
==========


                          CARILLON ACCOUNT
                STATEMENT OF ASSETS AND LIABILITIES
===================================================================
DECEMBER 31, 2003



                                American Century        Oppenheimer Variable
                           Variable Portfolios, Inc.        Account Funds
                              (unaffiliated issuer)     (unaffiliated issuer)
                           -------------------------    -----------------------
                               Income                                 Global
                              & Growth     Value        Main Street Securities
                             Subaccount  Subaccount     Subaccount  Subaccount
                             ----------  ----------     ----------  ----------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$1,110,838; $6,302,514;
$4,079,970; $1,817,803;
 $8,004,676; $3,367,648;
$585,133; $1,771,794)        $1,233,476  $7,094,003     $4,441,800  $2,165,454
                             ----------  ----------     ----------  ----------
   Total Invested Assets      1,233,476   7,094,003      4,441,800   2,165,454

OTHER ASSETS
& (LIABILITIES)                     129         503            467         308
                             ----------  ----------     ----------  ----------
NET ASSETS (Contract
Owners' Equity)              $1,233,605  $7,094,506     $4,442,26   $2,165,762
                             ==========  ==========     ==========  ==========


                       Franklin Templeton    Neuberger Berman
                       Variable Insurance       Advisers
                          Products Trust     Management Trust      Alger American
Fund
                     (unaffiliated issuer) (unaffiliated issuer)  (unaffiliated issuer)
                      -------------------   -------------------    ---------------
----
                             Foreign                              Leveraged
MidCap
                            Securities          Guardian            AllCap
Growth
                            Subaccount         Subaccount         Subaccount
Subaccount
                            ----------         ----------         ----------   ---
-------
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$1,110,838; $6,302,514;
$4,079,970; $1,817,803;
$8,004,676; $3,367,648;
$585,133; $1,771,794)       $7,398,798         $3,588,471           $673,508
$2,014,657
                            ----------         ----------         ----------   ---
-------
  Total Invested Assets      7,398,798          3,588,471            673,508
2,014,657

OTHER ASSETS
& (LIABILITIES)                   (246)               189                 46
     96
                            ----------         ----------         ----------   ---
-------
NET ASSETS (Contract
Owners' Equity)             $7,398,552         $3,588,660           $673,554
$2,014,753
                            ==========         ==========         ==========
==========

                                                                      Universal
                              Seligman Portfolios, Inc.      Institutional Funds,
Inc.
                                 (unaffiliated issuer)          (unaffiliated
issuer)
                              -------------------------      ---------------------
----
                              Communications  Small-Cap        Core Plus       U.S
..
                              & Information    Value         Fixed Income   Real
Estate
                                Subaccount   Subaccount        Subaccount
Subaccount
                                ----------   ----------        ----------   ------
----
ASSETS
Investments in securities
of unaffiliated issuers,
at fair value (cost
$814,811; $5,508,283;
$218,497; $875,215)
  Total Invested Assets           $938,013   $6,782,029          $220,860
$939,896
                                ----------   ----------        ----------   ------
----
                                   938,013    6,782,029           220,860
939,896

OTHER ASSETS
& (LIABILITIES)                         41         (311)               18
(702)
                                ----------   ----------        ----------   ------
----
NET ASSETS (Contract
Owners' Equity)                   $938,054   $6,781,718          $220,878
$939,194
                                ==========   ==========        ==========
==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                              Balanced                    S&P        S&P MidCap
                                 Zenith        Index         Bond      500 Index     400 Index
                               Subaccount    Subaccount   Subaccount   Subaccount    Subaccount
                               ----------    ----------   ----------   ----------    ----------
INVESTMENT INCOME
Ordinary dividend income           $52,502     $252,185   $2,356,407     $483,543      $78,557

EXPENSES
Mortality and expense
risk charge                        378,618      103,116      347,819       509,518
     148,395
Administration fee                  94,333       25,583       85,792       126,885
      36,689
                               -----------   ----------   ----------   -----------
  ----------
                                   472,951      128,699      433,611       636,403
     185,084
                               -----------   ----------   ----------   -----------
  ----------

NET INVESTMENT INCOME (LOSS)      (420,449)     123,486    1,922,796
(152,860)    (106,527)
                               -----------   ----------   ----------   -----------
  ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
on investments                  (2,415,413)    (450,842)    (823,687)
(2,702,692)    (681,237)
Realized gain distributions            ---          ---          ---           ---
         ---
                               -----------   ----------   ----------   -----------
  ----------

Net realized gain (loss)        (2,415,413)    (450,842)    (823,687)
(2,702,692)    (681,237)
                               -----------   ----------   ----------   -----------
  ----------

Net unrealized appreciation
(depreciation) of investments   14,006,605    1,880,119    1,193,014    14,962,532
   5,112,921
                               -----------   ----------   ----------   -----------
  ----------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS      11,591,192    1,429,277      369,327    12,259,840
   4,431,684
                               -----------   ----------   ----------   -----------
  ----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS         $11,170,743   $1,552,763   $2,292,123   $12,106,980
  $4,325,157
                               ===========   ==========   ==========   ===========
  ==========



                               Russell 2000                 Lehman           EAFE
                                Small Cap    Nasdaq-100    Aggregate
International
                                  Index        Index       Bond Index        Index
                                Subaccount   Subaccount   Subaccount(A)
Subaccount(A)
                                ----------   ----------   ----------      --------
--
INVESTMENT INCOME
Ordinary dividend income           $34,190        $ ---       $4,812         $ ---

EXPENSES
Mortality and expense
risk charge                         59,165       36,771        1,443           717
Administration fee                  14,533        8,974          337           162
                                ----------   ----------       ------       -------
                                    73,698       45,745        1,780           879
                                ----------   ----------       ------       -------
NET INVESTMENT INCOME (LOSS)       (39,508)     (45,745)       3,032
(879)
                                ----------   ----------       ------       -------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
 on investments                   (155,334)    (286,763)         (91)        5,696
Realized gain distributions            ---          ---          ---           ---
                                ----------   ----------       ------       -------
Net realized gain (loss)          (155,334)    (286,763)         (91)        5,696
of investments                   2,374,277    1,669,073         (433)       21,818
                                ----------   ----------       ------       -------

NET REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS       2,218,943    1,382,310         (524)       27,514
                                ----------   ----------       ------       -------
NET INCREASE IN NET
ASSETS FROM OPERATIONS          $2,179,435   $1,336,565       $2,508       $26,635
                                ==========   ==========       ======       =======


(A)  Period from May 1, 2003 to December 31, 2003 for the
Summit Mutual Funds, Inc.'s Lehman Aggregate Bond Index and
EAFE International Index Subaccounts and the Universal
Institutional Funds, Inc.'s Core Plus Fixed Income and U.S.
Real Estate Subaccounts.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)


                                                                          AIM
Variable
                                   Scudder Variable Series I           Insurance
Funds, Inc.
                                      (unaffiliated issuer)
(unaffiliated issuer)
                              -------------------------------------  -------------
-----------
                                Money       Capital                    Capital
                                Market       Growth   International  Appreciation
  Growth
                              Subaccount   Subaccount   Subaccount    Subaccount
 Subaccount
                              ----------   ----------   ----------    ----------
 ----------
INVESTMENT INCOME
Ordinary dividend income        $140,951     $129,031     $123,285         $ ---
      $ ---

EXPENSES
Mortality and expense
risk charge                      170,409      294,956      156,933        69,471
     11,122
Administration fee                41,818       73,677       39,116        17,266
      2,744
                              ----------   ----------   ----------    ----------
 ----------
                                 212,227      368,633      196,049        86,737
     13,866
                              ----------   ----------   ----------    ----------
 ----------
NET INVESTMENT INCOME (LOSS)     (71,276)    (239,602)     (72,764)      (86,737)
    (13,866)
                              ----------   ----------   ----------    ----------
 ----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on investments         ---   (4,011,294)  (3,243,688)     (986,185)
    (98,518)
Realized gain distributions          ---          ---          ---           ---
        ---
                              ----------   ----------   ----------    ----------
 ----------
Net realized loss                    ---   (4,011,294)  (3,243,688)     (986,185)
    (98,518)

Net unrealized appreciation
 of investments                      ---   10,897,520    7,015,029     2,792,484
    404,001
                              ----------   ----------   ----------    ----------
 ----------
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS                  ---      6,886,226       3,771,341
1,806,299       305,483
                              ----------   ----------   ----------    ----------
 ----------
NET INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS                 ($71,276)  $6,646,624   $3,698,577    $1,719,562
   $291,617
                              ==========   ==========   ==========    ==========
 ==========


                                                       MFS Variable
                                                      Insurance Trust
                                                   (unaffiliated issuer)
                               ---------------------------------------------------
-----------
                                Investors      High       Emerging      Total
 New
                                 Trust        Income       Growth       Return
 Discovery
                               Subaccount   Subaccount   Subaccount   Subaccount
 Subaccount
                               ----------   ----------   ----------   ----------
 ----------
INVESTMENT INCOME
Ordinary dividend income         $120,909     $254,695        $ ---      $81,625
      $ ---

EXPENSES
Mortality and expense
risk charge                       178,193       62,350      154,992       48,621
     22,337
Administration fee                 44,453       15,447       38,642       11,896
      5,457
                               ----------   ----------   ----------   ----------
 ----------
                                  222,646       77,797      193,634       60,517
     27,794
                               ----------   ----------   ----------   ----------
 ----------
NET INVESTMENT INCOME (LOSS)     (101,737)     176,898     (193,634)      21,108
    (27,794)
                               ----------   ----------   ----------   ----------
 ----------

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized loss on investments   (1,512,909)    (267,527)  (1,750,758)     (62,395)
   (118,140)
Realized gain distributions           ---          ---          ---          ---
        ---
                               ----------   ----------   ----------   ----------
 ----------
Net realized loss              (1,512,909)    (267,527)  (1,750,758)     (62,395)
   (118,140)

Net unrealized appreciation
 of investments                 4,928,495    1,041,596    5,815,773      713,175
    760,423
                               ----------   ----------   ----------   ----------
 ----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS             3,415,586      774,069    4,065,015      650,780
    642,283
                               ----------   ----------   ----------   ----------
 ----------
NET INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS                $3,313,849     $950,967   $3,871,381     $671,888
   $614,489
                               ==========   ==========   ==========   ==========
 ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                  American Century           Oppenheimer Variable
                              Variable Portfolios, Inc.          Account Funds
                                (unaffiliated issuer)        (unaffiliated issuer)
                              -------------------------      ---------------------
--
                                 Income                                     Global
                                & Growth      Value          Main Street
Securities
                               Subaccount   Subaccount       Subaccount
Subaccount
                               ----------   ----------       ----------   --------
--
INVESTMENT INCOME
Ordinary dividend income           $9,443      $58,582          $30,201
$9,218

EXPENSES
Mortality and expense
risk charge                         9,042       56,624           34,540
14,186
Administration fee                  2,173       13,906            8,425
3,450
                               ----------   ----------       ----------   --------
--
                                   11,215       70,530           42,965
17,636
                               ----------   ----------       ----------   --------
--
NET INVESTMENT INCOME (LOSS)       (1,772)     (11,948)         (12,764)
(8,418)

                               ----------   ----------       ----------   --------
--
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
on investments                    (54,721)    (156,813)        (122,328)
(56,460)
Realized gain distributions           ---          ---              ---          -
--
                               ----------   ----------       ----------   --------
--
Net realized gain (loss)          (54,721)    (156,813)        (122,328)
(56,460)

Net unrealized appreciation
 of investments                   283,985    1,563,721          930,146
596,897
                               ----------   ----------       ----------   --------
--

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               229,264    1,406,908          807,818
540,437
                               ----------   ----------       ----------   --------
--
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $227,492   $1,394,960         $795,054
$532,019
                               ==========   ==========       ==========
==========

                          Franklin Templeton    Neuberger Berman
                          Variable Insurance   Advisers Management
                           Products Trust           Trust            Alger
American Fund
                       (unaffiliated issuer)  (unaffiliated issuer)  (unaffiliated issuer)
                       ---------------------  ---------------------  -------------
----------
                              Foreign                                Leveraged
  MidCap
                             Securities            Guardian            AllCap
  Growth
                             Subaccount           Subaccount         Subaccount
Subaccount
                             ----------           ----------         ----------
----------
INVESTMENT INCOME
Ordinary dividend income        $95,625              $25,404              $ ---
     $ ---

EXPENSES
Mortality and expense
risk charge                      57,062               26,656              3,781
     8,844
Administration fee               14,167                6,540                931
     2,192
                             ----------           ----------         ----------
----------
                                 71,229               33,196              4,712
    11,036
                             ----------           ----------         ----------
----------
NET INVESTMENT INCOME (LOSS)     24,396              (7,792)            (4,712)
  (11,036)
                             ----------           ----------         ----------
----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
on investments               (1,189,695)            (115,406)            (9,066)
    15,541
Realized gain distributions         ---                  ---                ---
       ---
                             ----------           ----------         ----------
----------
Net realized gain (loss)     (1,189,695)            (115,406)            (9,066)
    15,541

Net unrealized appreciation
of investments                2,786,576              843,783            112,261
   305,931
                             ----------           ----------         ----------
----------

NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS           1,596,881              728,377            103,195
   321,472
                             ----------           ----------         ----------
----------
NET INCREASE IN NET
ASSETS FROM OPERATIONS       $1,621,277             $720,585            $98,483
  $310,436
                             ==========           ==========         ==========
==========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF OPERATIONS

PERIOD ENDED DECEMBER 31, 2003 (YEAR ENDED UNLESS OTHERWISE NOTED)

                                                                     Universal
                              Seligman Portfolios, Inc.       Institutional Funds,
Inc.
                               (unaffiliated issuer)            (unaffiliated
issuer)
                             -------------------------      ----------------------
------
                              Communications Small-Cap       Core Plus
U.S.
                             & Information    Value         Fixed Income     Real
Estate
                               Subaccount   Subaccount       Subaccount(A)
Subaccount(A)
                               ----------   ----------       ----------      -----
-----
INVESTMENT INCOME
Ordinary dividend income            $ ---      $38,745              $58
$ ---

EXPENSES
Mortality and expense
risk charge                         5,873       41,532              800
2,147
Administration fee                  1,412       10,180              199
  527
                               ----------   ----------       ----------      -----
-----
                                    7,285       51,712              999
2,674
                               ----------   ----------       ----------      -----
-----
NET INVESTMENT LOSS                (7,285)     (12,967)            (941)
(2,674)
                               ----------   ----------       ----------      -----
-----
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Realized gain (loss)
 on investments                   (11,444)     (61,131)            (179)
1,810
Realized gain distributions           ---          ---              740
  ---
                               ----------   ----------       ----------      -----
-----
Net realized gain (loss)          (11,444)     (61,131)             561
1,810

Net unrealized appreciation
 of investments                   215,144    1,726,298            2,363
64,681
                               ----------   ----------       ----------      -----
-----
NET REALIZED AND UNREALIZED
GAIN ON INVESTMENTS               203,700    1,665,167            2,924
66,491
                               ----------   ----------       ----------      -----
-----
NET INCREASE IN NET
ASSETS FROM OPERATIONS           $196,415   $1,652,200           $1,983
$63,817
                               ==========   ==========       ==========
==========


(A)  Period from May 1, 2003 to December 31, 2003 for the
Summit Mutual Funds, Inc.'s Lehman Aggregate Bond Index and EAFE International Index Subaccounts and the Universal
Institutional Funds, Inc.'s Core Plus Fixed Income and U.S.
Real Estate Subaccounts.


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Summit Mutual Funds, Inc.
                                              Zenith Subaccount

                                           Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment loss                        ($420,449)        ($293,816)
Net realized loss on investments          (2,415,413)         (442,946)
Net unrealized appreciation
 (depreciation) of investments            14,006,605       (12,007,049)
                                         -----------       -----------
Net increase (decrease) in net
 assets resulting from operations         11,170,743       (12,743,811)
                                         -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments                 1,439,169         2,972,166
Transfers between subaccounts
(including fixed account), net              (844,548)       (1,857,880)
Surrenders                                (4,133,903)       (4,609,484)
                                         -----------       -----------
Net withdrawals from
 equity transactions                      (3,539,282)       (3,495,198)
                                         -----------       -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                             7,631,461       (16,239,009)

NET ASSETS (Beginning of year)            36,019,306        52,258,315
                                         -----------       -----------
NET ASSETS (End of year)                 $43,650,767       $36,019,306
                                         ===========       ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           Summit Mutual Funds, Inc.
                                           Balanced Index Subaccount

                                            Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment income                       $123,486          $270,032
Net realized loss on investments            (450,842)         (467,603)
Net unrealized appreciation
 (depreciation) of investments             1,880,119        (1,340,208)
                                         -----------       -----------
Net increase (decrease) in net
 assets resulting from operations          1,552,763        (1,537,779)
                                         -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments                   692,535           836,677
Transfers between subaccounts
(including fixed account), net                (2,482)         (152,863)
Surrenders                                (1,444,434)       (1,546,840)
                                         -----------       -----------
Net withdrawals from
 equity transactions                        (754,381)         (863,026)
                                         -----------       -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                               798,382       (2,400,805)

NET ASSETS (Beginning of year)            10,147,067       12,547,872
                                         -----------       -----------
NET ASSETS (End of year)                 $10,945,449       $10,147,067
                                         -----------       -----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           Summit Mutual Funds, Inc.
                                               Bond Subaccount

                                            Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment income                     $1,922,796        $1,424,006
Net realized loss on investments            (823,687)       (1,010,753)
Net unrealized appreciation
 of investments                            1,193,014           879,749
                                         -----------       -----------
Net increase in net assets
 resulting from operations                 2,292,123         1,293,002
                                         -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments                 2,663,228         4,244,351
Transfers between subaccounts
(including fixed account), net               (42,053)        3,812,026
Surrenders                                (3,693,803)       (3,919,775)
                                         -----------       -----------
Net proceeds (withdrawals)
 from equity transactions                 (1,072,628)        4,136,602
                                         -----------       -----------

NET INCREASE IN NET ASSETS                 1,219,495         5,429,604

NET ASSETS (Beginning of year)            32,720,504        27,290,900
                                         -----------       -----------
NET ASSETS (End of year)                 $33,939,999       $32,720,504
                                         ===========       ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Summit Mutual Funds, Inc.
                                           S&P 500 Index Subaccount

                                            Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment loss                        ($152,860)        ($507,335)
Net realized loss on investments          (2,702,692)       (4,247,345)
Net unrealized appreciation
 (depreciation) of investments            14,962,532       (12,535,657)
                                         -----------       -----------
Net increase (decrease) in net
 assets resulting from operations         12,106,980       (17,290,337)
                                         -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments                 3,558,495         4,071,460
Transfers between subaccounts
(including fixed account), net            (1,776,560)       (6,890,861)
Surrenders                                (4,824,759)       (6,036,860)
                                         -----------       -----------
Net withdrawals from
 equity transactions                      (3,042,824)       (8,856,261)
                                         -----------       -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                             9,064,156       (26,146,598)

NET ASSETS (Beginning of year)            49,311,560        75,458,158
                                         -----------       -----------
NET ASSETS (End of year)                 $58,375,716       $49,311,560
                                         -----------       -----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                            Summit Mutual Funds, Inc.
                                        S&P MidCap 400 Index Subaccount

                                            Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment loss                        ($106,527)        ($112,809)
Net realized loss on investments            (681,237)       (1,254,005)
Net unrealized appreciation
 (depreciation) of investments             5,112,921        (1,624,434)
                                         -----------       -----------
Net increase (decrease) in net
assets resulting from operations           4,325,157        (2,991,248)
                                         -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments                 1,976,364         2,479,130
Transfers between subaccounts
(including fixed account), net             1,255,240         1,276,093
Surrenders                                (1,063,731)       (1,157,445)
                                         -----------       -----------
Net proceeds from
 equity transactions                       2,167,873         2,597,778
                                         -----------       -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                             6,493,030          (393,470)

NET ASSETS (Beginning of year)            13,151,109        13,544,579
                                         -----------       -----------
NET ASSETS (End of year)                 $19,644,139       $13,151,109
                                         ===========       ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT

                                           Summit Mutual Funds, Inc.
                                  Russell 2000 Small Cap Index Subaccount

                                            Year Ended December 31,

                                             2003            2002
                                         ----------       ----------
OPERATIONS
Net investment loss                        ($39,508)        ($54,315)
Net realized loss on investments           (155,334)        (410,100)
Net unrealized appreciation
 (depreciation) of investments            2,374,277         (993,789)
                                         ----------       ----------
Net increase (decrease) in net
 assets resulting from operations         2,179,435       (1,458,204)
                                         ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                1,065,989        1,282,352
Transfers between subaccounts
(including fixed account), net            1,176,065          640,779
Surrenders                                 (426,503)        (393,406)
                                         ----------       ----------
Net proceeds from
 equity transactions                      1,815,551        1,529,725
                                         ----------       ----------

NET INCREASE IN NET ASSETS                3,994,986           71,521

NET ASSETS (Beginning of year)            4,554,486        4,482,965
                                         ----------       ----------
NET ASSETS (End of year)                 $8,549,472       $4,554,486
                                         ==========       ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                          Summit Mutual Funds, Inc.
                                         Nasdaq-100 Index Subaccount

                                           Year Ended December 31,

                                            2003             2002
                                         ----------       ----------
OPERATIONS
Net investment loss                        ($45,745)        ($32,761)
Net realized loss on investments           (286,763)      (1,819,300)
Net unrealized appreciation
 of investments                           1,669,073          428,001
                                         ----------       ----------
Net increase (decrease) in net
 assets resulting from operations         1,336,565       (1,424,060)
                                         ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                  726,958          608,842
Transfers between subaccounts
(including fixed account), net            1,431,436         (139,885)
Surrenders                                 (267,650)        (189,610)
                                         ----------       ----------
Net proceeds from
 equity transactions                      1,890,744          279,347
                                         ----------       ----------

NET INCREASE (DECREASE)
 IN NET ASSETS                            3,227,309       (1,144,713)

NET ASSETS (Beginning of year)            2,263,121        3,407,834
                                         ----------       ----------
NET ASSETS (End of year)                 $5,490,430       $2,263,121
                                         ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                                Summit Mutual Funds, Inc.
                         Lehman Aggregate Bond Index Subaccount

                                 Period Ended December 31,

                                          2003(A)
                                         --------
OPERATIONS
Net investment income                      $3,032
Net realized loss on investments              (91)
Net unrealized depreciation
 of investments                              (433)
                                         --------
Net increase in net assets
 resulting from operations                  2,508
                                         --------

EQUITY TRANSACTIONS
Contract purchase payments                235,094
Transfers between subaccounts
(including fixed account), net            211,698
Surrenders                                 (5,403)
                                         --------
Net proceeds from
 equity transactions                      441,389
                                         --------

NET INCREASE IN NET ASSETS                443,897

NET ASSETS (Beginning of year)                ---
                                         --------
NET ASSETS (End of year)                 $443,897
                                         ========

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                               Summit Mutual Funds, Inc.
                          EAFE International Index Subaccount

                                 Period Ended December 31,

                                          2003(A)
                                         --------
OPERATIONS
Net investment loss                         ($879)
Net realized gain on investments            5,696
Net unrealized appreciation
 of investments                            21,818
                                         --------
Net increase in net assets
 resulting from operations                 26,635
                                         --------

EQUITY TRANSACTIONS
Contract purchase payments                138,295
Transfers between subaccounts
(including fixed account), net             92,308
Surrenders                                   (233)
                                         --------
Net proceeds from
 equity transactions                      230,370
                                         --------

NET INCREASE IN NET ASSETS                257,005

NET ASSETS (Beginning of year)                ---
                                         --------
NET ASSETS (End of year)                 $257,005
                                         ========

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Scudder Variable Series I
                                          Money Market Subaccount

                                          Year Ended December 31,

                                           2003             2002
                                       -----------       -----------
OPERATIONS
Net investment income (loss)              ($71,276)          $55,088
                                       -----------       -----------
Net increase (decrease) in net
 assets resulting from operations          (71,276)           55,088
                                       -----------       -----------

EQUITY TRANSACTIONS
Contract purchase payments               3,380,582        14,979,143
Transfers between subaccounts
(including fixed account), net          (6,585,787)       (1,566,264)
Surrenders                              (3,429,292)      (27,097,172)
                                       -----------       -----------
Net withdrawals from
 equity transactions                    (6,634,497)      (13,684,293)
                                       -----------       -----------

NET DECREASE IN NET ASSETS              (6,705,773)      (13,629,205)

NET ASSETS (Beginning of year)          19,918,078        33,547,283
                                       -----------       -----------
NET ASSETS (End of year)               $13,212,305       $19,918,078
                                       ===========       ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                           Scudder Variable Series I
                                           Capital Growth Subaccount

                                            Year Ended December 31,

                                             2003             2002
                                         -----------       -----------
OPERATIONS
Net investment loss                        ($239,602)        ($356,102)
Net realized loss on investments          (4,011,294)       (4,699,004)
Net unrealized appreciation
 (depreciation) of investments            10,897,520        (9,881,171)
                                         -----------       -----------
Net increase (decrease) in net
 assets resulting from operations          6,646,624       (14,936,277)

                                         -----------       -----------
EQUITY TRANSACTIONS
Contract purchase payments                   986,240         1,634,180
Transfers between subaccounts
(including fixed account), net            (2,843,660)       (6,478,953)
Surrenders                                (2,874,589)       (4,600,229)
                                         -----------       -----------
Net withdrawals from
 equity transactions                      (4,732,009)       (9,445,002)
                                         -----------       -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                             1,914,615       (24,381,279)

NET ASSETS (Beginning of year)            29,296,849        53,678,128
                                         -----------       -----------
NET ASSETS (End of year)                 $31,211,464       $29,296,849
                                         ===========       ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Scudder Variable Series I
                                         International Subaccount

                                          Year Ended December 31,

                                           2003            2002
                                       -----------      -----------
OPERATIONS
Net investment loss                       ($72,764)       ($102,204)
Net realized loss on investments        (3,243,688)      (1,722,533)
Net unrealized appreciation
 (depreciation) of investments           7,015,029         (547,411)
                                       -----------      -----------
Net increase (decrease) in net
 assets resulting from operations        3,698,577       (2,372,148)
                                       -----------      -----------

EQUITY TRANSACTIONS
Contract purchase payments                 756,409        4,068,972
Transfers between subaccounts
(including fixed account), net          (1,817,511)      (7,256,186)
Surrenders                              (1,726,329)      (2,220,468)
                                       -----------      -----------
Net withdrawals from
 equity transactions                    (2,787,431)      (5,407,682)
                                       -----------      -----------

NET INCREASE (DECREASE)
 IN NET ASSETS                             911,146       (7,779,830)

NET ASSETS (Beginning of year)          16,339,282       24,119,112
                                       -----------      -----------
NET ASSETS (End of year)               $17,250,428      $16,339,282
                                       ===========      ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                     AIM Variable Insurance Fund, Inc.
                                      Capital Appreciation Subaccount

                                          Year Ended December 31,

                                             2003            2002
                                         ----------       ----------
OPERATIONS
Net investment loss                        ($86,737)       ($100,659)
Net realized loss on investments           (986,185)      (1,118,032)
Net unrealized appreciation
 (depreciation) of investments            2,792,484       (1,220,603)
                                         ----------       ----------
Net increase (decrease) in net
 assets resulting from operations         1,719,562       (2,439,294)
                                         ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                  596,125          819,256
Transfers between subaccounts
(including fixed account), net             (244,191)      (1,333,334)
Surrenders                                 (693,156)        (641,008)
                                         ----------       ----------
Net withdrawals from
 equity transactions                       (341,222)      (1,155,086)
                                         ----------       ----------

NET INCREASE (DECREASE)
 IN NET ASSETS                            1,378,340       (3,594,380)

NET ASSETS (Beginning of year)            6,499,794       10,094,174
                                         ----------       ----------
NET ASSETS (End of year)                 $7,878,134       $6,499,794
                                         ==========       ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   AIM Variable Insurance Fund, Inc.
                                           Growth Subaccount

                                         Year Ended December 31,

                                           2003           2002
                                       -----------     -----------
OPERATIONS
Net investment loss                      ($13,866)    ($11,985)
Net realized loss on investments          (98,518)    (556,932)
Net unrealized appreciation
 of investments                           404,001      183,118
                                       ----------     --------
Net increase (decrease) in net
 assets resulting from operations         291,617     (385,799)
                                       ----------     --------

EQUITY TRANSACTIONS
Contract purchase payments                414,859      298,317
Transfers between subaccounts
(including fixed account), net            144,582       85,715
Surrenders                                (52,132)    (141,941)
                                       ----------     --------
Net proceeds from
 equity transactions                      507,309      242,091
                                       ----------     --------

NET INCREASE (DECREASE)
 IN NET ASSETS                            798,926     (143,708)

NET ASSETS (Beginning of year)            838,996      982,704
                                       ----------     --------
NET ASSETS (End of year)               $1,637,922     $838,996
                                       ==========     ========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                       Investors Trust Subaccount

                                         Year Ended December 31,

                                           2003           2002
                                       -----------     -----------
OPERATIONS
Net investment loss                      ($101,737)      ($162,943)
Net realized loss on investments        (1,512,909)     (1,499,320)
Net unrealized appreciation
 (depreciation) of investments           4,928,495      (4,562,667)
                                       -----------     -----------
Net increase (decrease) in net
 assets resulting from operations        3,313,849      (6,224,930)
                                       -----------     -----------

EQUITY TRANSACTIONS
Contract purchase payments                 598,566         865,874
Transfers between subaccounts
(including fixed account), net          (1,914,311)     (2,998,183)
Surrenders                              (2,948,208)     (2,471,702)
                                       -----------     -----------
Net withdrawals from
 equity transactions                    (4,263,953)     (4,604,011)
                                       -----------     -----------

NET DECREASE IN NET ASSETS                (950,104)    (10,828,941)

NET ASSETS (Beginning of year)          19,250,040      30,078,981
                                       -----------     -----------
NET ASSETS (End of year)               $18,299,936     $19,250,040
                                       ===========     ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                         High Income Subaccount

                                         Year Ended December 31,

                                          2003             2002
                                       ----------       ----------
OPERATIONS
Net investment income                    $176,898         $385,507
Net realized loss on investments         (267,527)        (633,314)
Net unrealized appreciation
 of investments                         1,041,596          287,598
                                       ----------       ----------
Net increase in net assets
 resulting from operations                950,967           39,791
                                       ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                855,267          620,223
Transfers between subaccounts
(including fixed account), net            481,263         (909,412)
Surrenders                               (836,755)        (843,305)
                                       ----------       ----------
Net proceeds (withdrawals)
 from equity transactions                 499,775       (1,132,494)
                                       ----------       ----------

NET INCREASE (DECREASE)
 IN NET ASSETS                         1,450,742        (1,092,703)

NET ASSETS (Beginning of year)         5,604,854         6,697,557
                                       ----------       ----------
NET ASSETS (End of year)               $7,055,596       $5,604,854
                                       ==========       ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                      MFS Variable Insurance Trust
                                       Emerging Growth Subaccount

                                         Year Ended December 31,

                                           2003           2002
                                       -----------     -----------
OPERATIONS
Net investment loss                      ($193,634)      ($249,669)
Net realized loss
 on investments                         (1,750,758)     (2,817,040)
Net unrealized appreciation
 (depreciation) of investments           5,815,773      (6,079,408)
                                       -----------     -----------
Net increase (decrease) in net
 assets resulting from operations        3,871,381      (9,146,117)
                                       -----------     -----------
EQUITY TRANSACTIONS
Contract purchase payments                 971,863       1,405,069
Transfers between subaccounts
(including fixed account), net          (1,140,890)     (3,845,466)

Surrenders                              (1,519,191)     (1,957,473)
                                       -----------     -----------
Net withdrawals from
 equity transactions                    (1,688,218)     (4,397,870)
                                       -----------     -----------
NET INCREASE (DECREASE)
 IN NET ASSETS                           2,183,163     (13,543,987)

NET ASSETS (Beginning of year)          14,730,299      28,274,286
                                       -----------     -----------
NET ASSETS (End of year)               $16,913,462     $14,730,299
                                       ===========     ===========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         MFS Variable Insurance Trust
                                            Total Return Subaccount

                                            Year Ended December 31,

                                             2003            2002
                                         ----------       ----------
OPERATIONS
Net investment income                       $21,108          $17,499
Net realized gain (loss)
 on investments                             (62,395)          28,444
Net unrealized appreciation
 (depreciation) of investments              713,175         (351,089)
                                         ----------       ----------
Net increase (decrease) in net
 assets resulting from operations           671,888         (305,146)
                                         ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                  766,741          787,427
Transfers between subaccounts
(including fixed account), net              127,125          169,323
Surrenders                                 (790,808)        (205,424)
                                         ----------       ----------
Net proceeds from
 equity transactions                        103,058          751,326
                                         ----------       ----------

NET INCREASE IN NET ASSETS                  774,946          446,180

NET ASSETS (Beginning of year)            4,417,013        3,970,833
                                         ----------       ----------
NET ASSETS (End of year)                 $5,191,959       $4,417,013
                                         ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         MFS Variable Insurance Trust
                                           New Discovery Subaccount

                                            Year Ended December 31,

                                             2003            2002
                                         ----------       ----------
OPERATIONS
Net investment loss                        ($27,794)        ($21,665)
Net realized loss on investments           (118,140)        (189,350)
Net unrealized appreciation
 (depreciation) of investments              760,423         (477,705)
                                         ----------       ----------
Net increase (decrease) in net
 assets resulting from operations           614,489         (688,720)
                                         ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                  524,816          546,482
Transfers between subaccounts
   (including fixed account), net           342,337          168,816
Surrenders                                 (146,200)        (120,170)
                                         ----------       ----------
Net proceeds from
 equity transactions                        720,953          595,128
                                         ----------       ----------

NET INCREASE (DECREASE)
 IN NET ASSETS                            1,335,442          (93,592)

NET ASSETS (Beginning of year)            1,706,181        1,799,773
                                         ----------       ----------
NET ASSETS (End of year)                 $3,041,623       $1,706,181
                                         ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                 American Century Variable Portfolios, Inc.
                                        Income & Growth Subaccount

                                         Year Ended December 31,

                                           2003          2002
OPERATIONS
Net investment loss                      ($1,772)      ($2,480)
Net realized loss on investments         (54,721)      (32,655)
Net unrealized appreciation
(depreciation) of investments            283,985      (121,296)
                                      ----------      --------
Net increase (decrease) in net
 assets resulting from operations        227,492      (156,431)
                                      ----------      --------

EQUITY TRANSACTIONS
Contract purchase payments               254,393       213,691
Transfers between subaccounts
(including fixed account), net           142,239        69,144
Surrenders                               (81,844)      (52,715)
                                      ----------      --------
Net proceeds from
 equity transactions                     314,788       230,120
                                      ----------      --------

NET INCREASE IN NET ASSETS               542,280        73,689

NET ASSETS (Beginning of year)           691,325       617,636
                                      ----------      --------
NET ASSETS (End of year)              $1,233,605      $691,325
                                      ==========      ========


The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                             American Century Variable Portfolios, Inc.
                                          Value Subaccount

                                       Year Ended December 31,

                                          2003         2002
                                      ----------    ----------
OPERATIONS
Net investment loss                     ($11,948)     ($25,844)
Net realized gain (loss)
 on investments                         (156,813)       56,076
Net unrealized appreciation
 (depreciation) of investments         1,563,721    (1,073,930)
                                      ----------    ----------
Net increase (decrease) in net
 assets resulting from operations      1,394,960    (1,043,698)
                                      ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments               948,612     1,373,504
Transfers between subaccounts
 (including fixed account), net           12,377       630,592
Surrenders                              (474,559)     (803,415)
                                      ----------    ----------
Net proceeds from
 equity transactions                     486,430     1,200,681
                                      ----------    ----------

NET INCREASE IN NET ASSETS             1,881,390       156,983

NET ASSETS (Beginning of year)         5,213,116     5,056,133
                                      ----------    ----------
NET ASSETS (End of year)              $7,094,506    $5,213,116
                                      ----------    ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                  Oppenheimer Variable Account Funds
                                        Main Street Subaccount

                                       Year Ended December 31,

                                          2003          2002
                                      ----------    ----------
OPERATIONS
Net investment loss                     ($12,764)     ($15,420)
Net realized loss on investments        (122,328)     (245,486)
Net unrealized appreciation
 (depreciation) of investments           930,146      (356,213)
                                      ----------    ----------
Net increase (decrease) in net
 assets resulting from operations        795,054      (617,119)
                                      ----------    ----------

EQUITY TRANSACTIONS
Contract purchase payments               848,270       900,232
Transfers between subaccounts
(including fixed account), net           126,310       205,478
Surrenders                              (110,790)     (235,540)
                                      ----------    ----------
Net proceeds from
 equity transactions                     863,790       870,170
                                      ----------    ----------

NET INCREASE IN NET ASSETS             1,658,844       253,051

NET ASSETS (Beginning of year)         2,783,423     2,530,372
                                      ----------    ----------
NET ASSETS (End of year)              $4,442,267    $2,783,423
                                      ----------    ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                   Oppenheimer Variable Account Funds
                                      Global Securities Subaccount

                                      Year Ended December 31,

                                        2003            2002
                                    ----------       ----------
OPERATIONS
Net investment loss                    ($8,418)         ($8,426)
Net realized loss on investments       (56,460)         (85,993)
Net unrealized appreciation
 (depreciation) of investments         596,897         (123,960)
                                    ----------       ----------
Net increase (decrease) in net
 assets resulting from operations      532,019         (218,379)
                                    ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments             474,825          340,991
Transfers between subaccounts
 (including fixed account), net        243,689          275,290
Surrenders                            (138,075)        (108,219)
                                    ----------       ----------
Net proceeds from
 equity transactions                   580,439          508,062
                                    ----------       ----------

NET INCREASE IN NET ASSETS           1,112,458          289,683

NET ASSETS (Beginning of year)       1,053,304          763,621
                                    ----------       ----------
NET ASSETS (End of year)            $2,165,762       $1,053,304
                                    ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                        Franklin Templeton
                                 Variable Insurance Products Trust
                                   Foreign Securities Subaccount

                                       Year Ended December 31,

                                        2003    2        002
                                    ----------       ----------
OPERATIONS
Net investment income                   $24,39          $26,958
Net realized loss on investments    (1,189,695)        (288,090)
Net unrealized appreciation
 (depreciation) of investments       2,786,576         (642,923)
                                    ----------       ----------
Net increase (decrease) in net
 assets resulting from operations    1,621,277         (904,055)
                                    ----------       ----------

EQUITY TRANSACTIONS
  Contract purchase payments           982,947        1,181,338
Transfers between subaccounts
(including fixed account), net         296,698          300,523
Surrenders                            (838,992)        (783,295)
                                    ----------       ----------
Net proceeds from
 equity transactions                   440,653          698,566
                                    ----------       ----------

NET INCREASE (DECREASE)
IN NET ASSETS                        2,061,930         (205,489)

NET ASSETS (Beginning of year)       5,336,622        5,542,111
                                    ----------       ----------
NET ASSETS (End of year)            $7,398,552       $5,336,622
                                    ==========       ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Neuberger Berman Advisers Management Trust
                                         Guardian Subaccount

                                       Year Ended December 31,

                                        2003            2002
                                    ----------       ----------
OPERATIONS
Net investment loss                    ($7,792)        ($14,024)
Net realized loss on investments      (115,406)         (41,824)
Net unrealized appreciation
 (depreciation) of investments         843,783         (568,967)
                                    ----------       ----------
Net increase (decrease) in net
 assets resulting from operations      720,585         (624,815)
                                    ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments             624,050        1,142,232
Transfers between subaccounts
(including fixed account), net         314,136          363,860
Surrenders                            (155,214)        (163,035)
                                    ----------       ----------
Net proceeds from
 equity transactions                   782,972        1,343,057
                                    ----------       ----------

NET INCREASE IN NET ASSETS           1,503,557          718,242

NET ASSETS (Beginning of year)       2,085,103        1,366,861
                                    ----------       ----------
NET ASSETS (End of year)            $3,588,660       $2,085,103
                                    ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                              Neuberger Berman Advisers Management Trust
                                         Guardian Subaccount

                                       Year Ended December 31,

                                        2003            2002
                                    ----------       ----------
OPERATIONS
Net investment loss                    ($7,792)        ($14,024)
Net realized loss on investments      (115,406)         (41,824)
Net unrealized appreciation
 (depreciation) of investments         843,783         (568,967)
                                    ----------       ----------
Net increase (decrease) in net
 assets resulting from operations      720,585         (624,815)
                                    ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments             624,050        1,142,232
Transfers between subaccounts
(including fixed account), net         314,136          363,860
Surrenders                            (155,214)        (163,035)
                                    ----------       ----------
Net proceeds from
 equity transactions                   782,972        1,343,057
                                    ----------       ----------

NET INCREASE IN NET ASSETS           1,503,557          718,242

NET ASSETS (Beginning of year)       2,085,103        1,366,861
                                    ----------       ----------
NET ASSETS (End of year)            $3,588,660       $2,085,103
                                    ----------       ----------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                      Leveraged AllCap Subaccount

                                        Year Ended December 31,

                                          2003          2002
                                        --------      --------
OPERATIONS
Net investment loss                      ($4,712)      ($1,323)
Net realized loss on investments          (9,066)      (20,785)
Net unrealized appreciation
 (depreciation) of investments           112,261       (22,703)
                                        --------      --------
Net increase (decrease) in net
 assets resulting from operations         98,483       (44,811)
                                        --------      --------

EQUITY TRANSACTIONS
Contract purchase payments               187,753       143,603
Transfers between subaccounts
 (including fixed account), net          238,921         8,900
Surrenders                               (15,961)       (4,467)
                                        --------      --------
Net proceeds from equity transactions    410,713       148,036
                                        --------      --------
NET INCREASE IN NET ASSETS               509,196      103,225

NET ASSETS (Beginning of year)           164,358        61,133
                                        --------      --------
NET ASSETS (End of year)                $673,554      $164,358
                                        --------      --------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                         Alger American Fund
                                        MidCap Growth Subaccount

                                        Year Ended December 31,

                                            2003          2002
                                        ----------      --------
OPERATIONS
Net investment loss                       ($11,036)      ($3,438)
Net realized gain (loss)
 on investments                             15,541       (32,182)
Net unrealized appreciation
 (depreciation) of investments             305,931       (74,515)
                                        ----------      --------
Net increase (decrease) in net
 assets resulting from operations          310,436      (110,135)
                                        ----------      --------

EQUITY TRANSACTIONS
Contract purchase payments                 475,062       207,904
Transfers between subaccounts
(including fixed account), net             941,994        81,875
Surrenders                                 (57,284)      (34,455)
                                        ----------      --------
Net proceeds from
 equity transactions                     1,359,772       255,324
                                        ----------      --------

NET INCREASE IN NET ASSETS               1,670,208       145,189

NET ASSETS (Beginning of year)             344,545       199,356
                                        ----------      --------
NET ASSETS (End of year)                $2,014,753      $344,545
                                        ----------      --------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                       Seligman Portfolios, Inc.
                                 Communications & Information Subaccount

                                         Year Ended December 31,

                                            2003          2002
                                          --------      --------
OPERATIONS
Net investment loss                        ($7,285)      ($4,930)
Net realized loss
 on investments                            (11,444)     (144,803)
Net unrealized appreciation
 (depreciation) of investments             215,144       (48,965)
                                          --------      --------
Net increase (decrease) in net
 assets resulting from operations          196,415      (198,698)
                                          --------      --------

EQUITY TRANSACTIONS
Contract purchase payments                 147,255        81,384
Transfers between subaccounts
(including fixed account), net             251,984        87,411
Surrenders                                 (23,474)      (25,535)
                                          --------      --------
Net proceeds from equity transactions      375,765       143,260
                                          --------      --------

NET INCREASE (DECREASE) IN NET ASSETS      572,180       (55,438)

NET ASSETS (Beginning of year)             365,874       421,312
                                          --------      --------
NET ASSETS (End of year)                  $938,054      $365,874
                                          --------      --------

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS

                                            Seligman Portfolios, Inc.
                                           Small-Cap Value Subaccount

                                             Year Ended December 31,

                                              2003            2002
                                          ----------       ----------
OPERATIONS
Net investment loss                         ($12,967)        ($30,448)
Net realized loss on investments             (61,131)         (31,183)
Net unrealized appreciation
 (depreciation) of investments             1,726,298         (561,870)
                                          ----------       ----------
Net increase (decrease) in net
 assets resulting from operations          1,652,200         (623,501)
                                          ----------       ----------

EQUITY TRANSACTIONS
Contract purchase payments                 1,004,470        1,156,165
Transfers between subaccounts
(including fixed account), net             1,550,475        1,475,885
Surrenders                                  (415,836)        (310,623)
                                          ----------       ----------
Net proceeds from
 equity transactions                       2,139,109        2,321,427
                                          ----------       ----------

NET INCREASE IN NET ASSETS                 3,791,309        1,697,926

NET ASSETS (Beginning of year)             2,990,409        1,292,483
                                          ----------       ----------
NET ASSETS (End of year)                  $6,781,718       $2,990,409
                                          ==========       ==========

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                              Universal Institutional Funds, Inc.
                               Core Plus Fixed Income Subaccount

                                    Period Ended December 31,

                                              2003(A)
                                             --------
OPERATIONS
Net investment loss                             ($941)
Net realized gain on investments                  561
Net unrealized appreciation
 of investments                                 2,363
                                             --------
Net increase in net assets
 resulting from operations                      1,983
                                             --------

EQUITY TRANSACTIONS
Contract purchase payments                     80,004
Transfers between subaccounts
(including fixed account), net                143,645
Surrenders                                     (4,754)
                                             --------
Net proceeds from equity transactions         218,895
                                             --------

NET INCREASE IN NET ASSETS                    220,878

NET ASSETS (Beginning of year)                    ---
                                             --------
NET ASSETS (End of year)                     $220,878
                                             --------

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

CARILLON ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS

                               Universal Institutional Funds, Inc.
                                   U.S. Real Estate Subaccount

                                    Period Ended December 31,
                                           2003(A)
                                          --------
OPERATIONS
Net investment loss                         (2,674)
Net realized gain on investments             1,810
Net unrealized appreciation
 of investments                             64,681
                                          --------
Net increase in net assets
 resulting from operations                  63,817
                                          --------

EQUITY TRANSACTIONS
Contract purchase payments                 371,179
Transfers between subaccounts
(including fixed account), net             508,710
Surrenders                                  (4,512)
                                          --------
Net proceeds from
 equity transactions                       875,377
                                          --------

NET INCREASE IN NET ASSETS                 939,194

NET ASSETS (Beginning of year)                 ---
                                          --------
NET ASSETS (End of year)                  $939,194
                                          ========

(A)   Period from May 1, 2003 to December 31, 2003.

The accompanying notes are an integral part of the financial statements.

                 CARILLON ACCOUNT
          NOTES TO FINANCIAL STATEMENTS
======================================================
=====
December 31, 2003

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Carillon Account of The Union Central Life Insurance
Company (the Account) is a separate account registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on February 6, 1984 by resolution of the Board of Directors of The Union Central Life Insurance
Company (Union Central) and commenced operations on June 7, 1985. The Account is comprised of thirty-one subaccounts, each of which invests in a corresponding
Portfolio of Summit Mutual Funds, Inc. , Scudder
Variable Series I, AIM Variable Insurance Fund, Inc.,
MFS Variable Insurance Trust, American Century
Variable Portfolios, Inc., Oppenheimer Variable
Account Funds,  Franklin Templeton Variable Insurance
Products Trust, Neuberger Berman Advisers Management
Trust, Alger American Fund, Seligman Portfolios, Inc., or Universal Institutional Fund, Inc. (the Funds).
The Funds are no-load, diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended. The shares of Summit Mutual Funds, Inc. are sold to Union Central and its separate accounts and to other unaffiliated insurance companies to fund the benefits under certain variable life policies and variable annuity contracts.
Carillon Investments, Inc., a broker-dealer registered under the Securities Exchange Act of 1934 and a wholly owned subsidiary of Union Central, serves as the distributor of variable life policies and variable annuity contracts issued by Summit Mutual Funds, Inc.
 The shares of Scudder Variable Series I, AIM Variable
Insurance Funds, Inc., MFS Variable Insurance Trust,
American Century Variable Portfolios, Inc.,
Oppenheimer Variable Account Funds, Franklin Templeton
Variable Insurance Products Trust, Neuberger Berman
Advisers Management Trust, Alger American Fund,
Seligman Portfolios, Inc., and Universal Institutional
Funds, Inc. are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.
Scudder Investor Services, Inc., a wholly owned subsidiary of Zurich Scudder Investments, Inc., is the distributor of variable life insurance policies and variable annuity contracts issued by Scudder Variable
Series I. AIM Distributors, Inc. is the distributor of the shares issued by AIM Variable Insurance Fund, Inc. MFS Fund Distributors, Inc., a wholly owned subsidiary of Massachusetts Financial Services
Company, is the distributor of the shares issued by the MFS Variable Insurance Trust. American Century
Investment Services, Inc. is the distributor of the shares issued by American Century Variable Portfolios,
Inc. Oppenheimer Funds Distributor, Inc. is the distributor of the shares issued by Oppenheimer
Variable Account Funds.  Franklin Templeton
Distributors, Inc. is the distributor of variable annuity and variable life insurance contracts issued by Franklin Templeton Variable Insurance Products
Trust. Neuberger Berman Management, Inc. is the distributor of the shares issued by Neuberger Berman
Advisers Management Trust. Fred Alger & Company,
Incorporated is the distributor of the shares issued by Alger American Fund. Seligman Advisors, Inc. is the distributor of the shares issued by Seligman
Portfolios, Inc. Morgan Stanley & Co. Incorporated is the distributor of the shares issued by Universal
Institutional Funds.

On May 1, 2003, the Account began operations in the Summit Mutual Funds Inc.'s Lehman Aggregate Bond Index
Portfolio and EAFE International Index Portfolio and the Universal Institutional Funds Inc.'s Core Plus
Fixed Income Fund and U.S. Real Estate Fund.

The assets of the Account are segregated from the other assets of Union Central, and the investment performance of the Account is independent of the investment performance of both Union Central's general assets and other separate accounts.

Investment valuation - Assets of the Account are invested in shares of the Funds at the net asset value of the Funds' shares. Investments in the Funds' shares are subsequently valued at the net asset value of the Funds' shares held.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities transactions and investment income -
Securities transactions are recorded on the trade date
(the date the order to buy or sell is executed), and dividend income is recorded on the ex-dividend date.
Gains and losses on sales of the Funds' shares are calculated on the first-in, first-out basis for financial reporting and tax purposes. All dividends and distributions from the Subaccount are reinvested in additional shares of the respective Subaccount at the net asset value per share.

Federal income taxes - The operations of the Account form a part of and are taxed with the operations of Union Central. Union Central is taxed as a life insurance company under Subchapter L of the Internal
Revenue Code. Under existing federal income tax law, separate account investment income and capital gains are not taxed to the extent they are applied to increase reserves under a contract issued in connection with the Account. Investment income and realized capital gains and losses on assets of the Account are automatically applied to increase or decrease reserves under the contract. Accordingly, no provision for federal income taxes has been made in these financial statements.

NOTE 2 - PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2003
(year ended unless otherwise
noted) were as follows:

                                           Purchases    Sales
SUMMIT MUTUAL FUNDS, INC.
Zenith Subaccount                          $1,214,367    $5,173,172
Balanced Index Subaccount                  $1,053,368    $1,685,510
Bond Subaccount                            $7,437,874    $6,588,965
S&P 500 Index Subaccount                   $3,052,551    $6,249,046
S&P MidCap 400 Index Subaccount            $3,678,556    $1,616,465
Russell 2000 Small Cap Index Subaccount    $3,244,567    $1,468,987
Nasdaq-100 Index Subaccount                $3,043,554    $1,198,582
Lehman Aggregate Bond Index Subaccount(1)    $447,903        $3,490
EAFE International Index Subaccount(1)       $582,354      $352,867

SCUDDER VARIABLE SERIES I
Money Market Subaccount                    $5,277,098   $11,976,187
Capital Growth Subaccount                    $536,768    $5,505,405
International Subaccount                   $1,054,802    $3,915,858

AIM VARIABLE INSURANCE FUND, INC.
Capital Appreciation Subaccount              $577,987    $1,005,977
Growth Subaccount                            $656,983      $163,524
MFS VARIABLE INSURANCE TRUST
Investors Trust Subaccount                   $444,256    $4,811,080
High Income Subaccount                     $1,927,814    $1,253,138
Emerging Growth Subaccount                   $494,209    $2,375,298
Total Return Subaccount                    $1,374,012    $1,250,234
New Discovery Subaccount                     $919,326      $226,228

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
Income & Growth Subaccount                   $474,476      $161,519
Value Subaccount                           $1,500,738    $1,026,667

OPPENHEIMER VARIABLE ACCOUNT FUND
Main Street Subaccount                     $1,198,573      $347,815
Global Securities Subaccount                 $754,813      $183,010

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST
Foreign Securities Subaccount              $1,606,482    $1,141,622

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST
Guardian Subaccount                        $1,117,539      $342,595

ALGER AMERICAN FUND
Leveraged AllCap Subaccount                  $468,472       $62,512
MidCap Growth Subaccount                   $1,638,403      $289,809

SELIGMAN PORTFOLIOS, INC.
Communications & Information Subaccount      $418,996       $50,572
Small-Cap Value Subaccount                 $2,690,313      $564,133

UNIVERSAL INSTITUTIONAL FUNDS, INC.
Core Plus Fixed Income Subaccount(1)         $228,615        $9,939
U.S. Real Estate Subaccount(1)               $898,670       $25,264

(1) Period from May 1, 2003 through December 31, 2003.

NOTE 3 - INVESTMENT IN AFFILIATED AND NON-AFFILIATED FUNDS

The subaccount of the Account held the following investment in the corresponding Portfolios of Summit Mutual Funds, Inc., Scudder Variable Series I, AIM Variable Insurance Fund, Inc., MFS Variable Insurance Trust, American Century Variable Portfolios, Inc., Oppenheimer Variable Account Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Alger American Fund, Seligman Portfolios, Inc., and Universal Institutional Funds, Inc.
as of December 31, 2003:


                                      Summit Mutual Funds, Inc.
                   --------------------------------------------------------------
                                 Balanced                  S&P 500     S&P MidCap
                     Zenith       Index         Bond        Index      400 Index
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Net asset value
 per share             $80.76       $43.05       $48.41       $73.21       $52.62
Number of shares      540,550      254,196      700,948      797,370      373,353

                                 Summit Mutual Funds, Inc.
                  ------------------------------------------------------
                                                Lehman
                  Russell 2000                 Aggregate       EAFE
                    Small Cap    Nasdaq-100      Bond      International
                     Index         Index         Index         Index
                   Subaccount    Subaccount    Subaccount    Subaccount
Net asset value
 per share             $54.41        $20.72        $49.78       $64.43
Number of shares      157,118       264,981         8,917        3,989

                            Scudder Variable Series I
                    ------------------------------------------
                      Money         Capital
                      Market         Growth      International
                    Subaccount     Subaccount     Subaccount
Net asset value
 per share               $1.00        $14.59           $8.26
Number of shares    13,209,816     2,139,729       2,088,531

                                   MFS Variable Insurance Trust
                   -------------------------------------------------------------
                    Investors     High        Emerging     Total         New
                      Trust       Income       Growth      Return      Discovery
                   Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
Net asset value
 per share             $16.34        $9.97       $15.51       $19.58       $13.96
Number of shares    1,119,910      707,193    1,090,712      265,134      217,876

                                                                        Neuberger
Berman

Advisers
                       AIM Variable               American Century
Management
                    Insurance Fund, Inc.      Variable Portfolios, Inc.      Trust
                  ------------------------    -------------------------  ---------
------
                     Capital                    Income
                  Appreciation   Growth        & Growth       Value
Guardian
                   Subaccount   Subaccount     Subaccount   Subaccount
Subaccount
Net asset value
 per share             $21.28       $14.83          $6.57        $7.79
$13.98
Number of shares      370,233      110,447        187,744      910,655
256,686

                                             Franklin Templeton
                         Oppenheimer         Variable Insurance
                   Variable Account Funds      Products Trust     Alger American
Fund

                                  Global          Foreign         Leveraged
MidCap
                  Main Street   Securities       Securities         AllCap
Growth
                   Subaccount   Subaccount       Subaccount       Subaccount
Subaccount

Net asset value
 per share             $19.20       $25.08           $12.24           $28.09
 $18.40
Number of shares      231,344       86,342          604,477           23,977
109,492

                     Seligman Portfolios, Inc.     Univeral Institutional Funds,
Inc.
                   ---------------------------     -------------------------------
---
                   Communications   Small-Cap          Core Plus        U.S.
                   & Information      Value           Fixed Income  Real Estate
                    Subaccount      Subaccount         Subaccount    Subaccount
Net asset value
 per share              $11.51          $16.13             $11.54       $15.58
Number of shares        81,495         420,461             19,139       60,327


NOTE 4 - ACCOUNT CHARGE

Mortality and expense risk charge - A mortality and expense risk charge for Union Central at an annual rate of 1.0% for Variable Annuity Class 1 and 1.2% for
Variable Annuity Class 2 of the net assets of the Account is determined daily. The charge may be increased or decreased by Union Central's Board of Directors but cannot exceed a 2.0% annual rate. The mortality risk results from a provision in the contract in which Union Central agrees to make annuity payments in accordance with the annuity tables, regardless of how long a particular annuitant or other payee lives. The expense risk assumed by Union
Central is the risk that deductions for administration fees and surrender charges will be insufficient to cover actual administrative and distribution expenses.

Administrative fee - An administrative fee for Union
Central, at an annual rate of 0.25% of the net assets of the Account, is determined daily. This fee is intended to defray expenses incurred by Union Central in connection with premium billing and collection, record keeping, processing death benefit claims, cash surrenders and contract changes, calculating accumulation unit values, reporting and other communications to contract owners, and other similar expenses and overhead costs.

NOTE 5- RELATED PARTY TRANSACTIONS

Investment advisory fees - Summit Mutual Funds, Inc.
pays investment advisory fees to Summit Investment
Partners, Inc. (the Adviser), under terms of an Investment Advisory Agreement (the Agreement). The
Adviser is a wholly-owned subsidiary of Union Central.
 Certain officers and directors of the Adviser are affiliated with Summit Mutual Funds, Inc. Summit
Mutual Funds, Inc. pays the Adviser, as full compensation for all services and facilities furnished, a monthly fee computed separately for each Portfolio on a daily basis, at an annual rate, as follows:

(a) for the Zenith Portfolio - .64% of the current net asset value.

(b) for the Bond Portfolio - .47% of the current net asset value.

(c) for the S&P 500 Index Portfolio - .30% of the current net asset value.

(d) for the S&P MidCap 400 Index Portfolio - .30% of the current net asset value.

(e) for the Balanced Index Portfolio - .30% of the current net asset value.

(f) for the Nasdaq-100 Index Portfolio - .35% of the current net asset value.

(g) for the Russell 2000 Small Cap Index Portfolio -
..35% of
    the current net asset value.

(h) for the EAFE International Index Portfolio - .56% of the
    current net asset value.

(i) for the Lehman Aggregate Bond Index Portfolio -
..30% of
    the current net asset value.

The Agreement provides that if the total operating expenses of the Zenith or Bond Portfolios, exclusive of advisory fees and certain other expenses, for any fiscal quarter exceed an annual rate of 1% of the average daily net assets of the respective Portfolios, the Adviser will reimburse the Portfolio for such excess, up to the amount of the advisory fee for that year. The Adviser has agreed to pay other expenses of the S&P 500 Index Portfolio, the S&P MidCap 400 Index
Portfolio, Balanced Index Portfolio, and the Nasdaq-
100 Index Portfolio, other than the advisory fee for these Portfolios, to the extent that such expenses exceed 0.30% of their average annual net assets. The
Adviser will pay any expenses of the Russell 2000
Small Cap Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.40% of that Portfolio's average annual net asset. The Adviser will pay any expenses of the EAFE
International Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.69% of that Portfolio's average annual net asset. The Adviser agreed to waive its fees and/or reimburse expenses of the EAFE
International Index Portfolio, to the extent necessary, to limit all expenses to 0.65% of the average daily net assets of the Portfolio until December 31, 2003. The Adviser will pay any expenses of the Lehman Aggregate Bond Index Portfolio, other than the advisory fee for that Portfolio, to the extent that such expenses exceed 0.30% of that Portfolio's average annual net asset.

Administration fees - Summit Mutual Funds, Inc. pays the Adviser to perform certain administration services. Summit Mutual Funds, Inc. shall pay the Adviser as full compensation for all facilities and services furnished a fee computed separately for each portfolio of Summit Mutual Funds, Inc. at an annual rate .10% of each portfolio's average annual net assets. The Advisor has agreed to waive administration fees for the Bond Portfolio, as long as that Portfolio's total expense ratio exceeds .75%.

Waivers and Reimbursements - For the period ended
December 31, 2003, the Adviser waived fees for the Bond Portfolio $26,021, S&P 500 Index Portfolio
$14,135, and EAFE International Index Portfolio
$6,465, and the Adviser reimbursed fees for the S&P
MidCap 400 Index Portfolio $19,861, Balanced Index
Portfolio $45,055, Nasdaq-100 Index Portfolio $41,182,
Russell 2000 Small Cap Index Portfolio $63,463, EAFE
International Index Portfolio $286,536, and the Lehman
Aggregate Bond Index Portfolio $39,168.

NOTE 6 - CHANGES IN UNITS OUTSTANDING

Below are the changes in units outstanding for the periods ended December 31 (year ended unless otherwise noted):

                                           Summit Mutual Funds, Inc.
                ------------------------------------------------------------------
--------------
                                                    Balanced
                         Zenith                      Index
Bond
                       Subaccount                  Subaccount
Subaccount
                -------------------------   -------------------------   ----------
--------------
                2003          2002          2003          2002          2003
    2002
Units Issued      42,998.38     95,989.31     95,672.34     97,771.48
228,702.80    437,625.49
Units Redeemed   120,537.15    164,932.03    181,640.49    198,025.05
241,823.32    257,264.40
Net Increase
 (Decrease)      (77,538.77)   (68,942.72)   (85,968.15)  (100,253.57)
(13,120.52)   180,361.09

                                           Summit Mutual Funds, Inc.
                  ----------------------------------------------------------------
-----------
                            S&P 500                S&P MidCap
Russell 2000
                             Index                 400 Index              Small
Cap Index
                          Subaccount               Subaccount
Subaccount
                  -----------------------   -----------------------   ------------
-----------
                  2003         2002         2003         2002         2003
 2002
Units Issued      242,769.46   222,188.56   306,719.36   491,229.19   356,642.07
 354,343.82
Units Redeemed    433,372.17   830,949.08   149,309.55   316,212.11   173,405.26
 211,866.52
Net Increase
 (Decrease)      (190,602.71) (608,760.52)  157,409.81   175,017.08   183,236.81
 142,477.30


                  Summit MutUal Funds, Inc.      Lehman                 EAFE
                          Nasdaq-100         Aggregate Bond         International
                            Index                Index                 Index
                          Subaccount          Subaccount(1)         Subaccount(1)
                  -----------------------    --------------         -------------
                   2003         2002          2003                  2003
Units Issued       965,505.12  562,206.79     44,587.49             50,360.04
Units Redeemed     375,832.52  498,550.49        234.09             30,916.18
Net Increase
 (Decrease)        589,672.60   63,656.30     44,353.40             19,443.86

                                            Scudder Variable Series I
                 -----------------------------------------------------------------
---------------
                           Money                      Capital
                           Market                      Growth
International
                         Subaccount                  Subaccount
Subaccount
                 --------------------------  ------------------------  -----------
---------------
                 2003         2002           2003         2002         2003
  2002
Units Issued      306,597.22  38,631,851.49    23,926.11   128,954.36   145,036.62
 64,894,765.75
Units Redeemed    691,863.01  39,760,325.29   265,594.98   585,368.99   351,579.64
 65,125,637.53
Net Increase
 (Decrease)      (385,265.79) (1,128,473.80) (241,668.87) (456,414.63)
(206,543.02) (230,871.78)

                                                                               MFS
                           AIM Variable Insurance Fund, Inc.          Variable
Insurance Trust
                 -------------------------------------------------    ------------
------------
                           Capital
Investors
                        Appreciation                  Growth
Trust
                         Subaccount                 Subaccount
Subaccount
                 -------------------------   ----------------------    -----------
-----------
                 2003          2002          2003         2002          2003
  2002
Units Issued       82,560.05     81,032.91   174,807.76  170,354.36      34,389.46
 39,033.55
Units Redeemed    130,549.57    234,930.76    46,342.49  119,155.60     374,590.97
 390,542.62
Net Increase
 (Decrease)      (47,989.52)  (153,897.85)   128,465.27   51,198.76    340,201.51)
 (351,509.07)

(1)   Period from May 1, 2003 through December 31, 2003.

                                            MFS Variable Insurance Trust
                  ------------------------------------------------------------------------
-------
                              High                    Emerging                      Total
                             Income                     Growth                      Return
                           Subaccount                 Subaccount
Subaccount
                  ------------------------   --------------------------    ---------------
-------
                  2003        2002           2003          2002            2003
2002
Units Issued      137,758.36     75,840.65      53,916.40     52,782.54    122,695.14
167,131.47
Units Redeemed     97,303.33    180,124.58     220,116.30    449,759.05    112,779.82
99,818.63
Net Increase
 (Decrease)        40,455.03  (104,283.93)   (166,199.90)  (396,976.51)      9,915.32
67,312.84

                                                                        American Century
                           MFS Variable Insurance Trust             Variable Portfolios,
Inc.
                  ----------------------------------------------    ----------------------
---
                           New                    Income
                        Discovery                & Growth                     Value
                        Subaccount               Subaccount                 Subaccount
                  ----------------------    --------------------      --------------------
--
                  2003        2002          2003       2002           2003        2002
Units Issued      132,927.78  134,497.71    65,417.75  45,433.97      116,165.07
249,767.84
Units Redeemed     33,690.79   53,077.73    23,399.73  14,800.64       85,371.88
176,235.37
Net Increase
 (Decrease)        99,236.99   81,419.98    42,018.02  30,633.33       30,793.19
73,532.47

                                Oppenheimer                         Franklin Templeton
Variable
                           Variable Account Funds                    Insurance Products
Trust
                  -----------------------------------------------   ----------------------
-----
                                                  Global                   Foreign
                       Main Street               Securities                Securities
                        Subaccount               Subaccount                Subaccount
                  ----------------------   ----------------------    ---------------------
---
                  2003        2002         2003        2002          2003        2002
Units Issued      170,115.55  206,149.18   100,059.63  412,531.68    159,689.00
3,284,221.34
Units Redeemed     51,124.26   89,165.16    25,376.27  339,837.00    119,879.72
3,183,810.73
Net Increase
 (Decrease)       118,991.29  116,984.02    74,683.36   72,694.68     39,809.28
100,410.61


                                                          Neuberger Berman
                 Advisers Management Trust               Alger American Fund
                 -------------------------    ---------------------------------------
                                                   Leveraged                MidCap
                         Guardian                    AllCap                 Growth
                        Subaccount                 Subaccount              Subaccount
                  ----------------------      --------------------   ---------------------
                  2003        2002            2003       2002        2003        2002
Units Issued      144,842.45  183,751.49      65,365.69  28,782.66   185,689.08  47,334.92
Units Redeemed     45,686.46   22,719.01       8,688.39   8,154.28    31,913.03  16,778.62
Net Increase
 (Decrease)        99,155.99  161,032.48      56,677.30  20,628.38   153,776.05  30,556.30

                             Seligman Portfolios, Inc.
                   -------------------------------------------------
                      Communications               Small-Cap
                       & Information                 Value
                         Subaccount                Subaccount
                   ---------------------     -----------------------
                   2003        2002          2003         2002
Units Issued       58,062.33   52,263.46     207,757.75   317,640.99
Units Redeemed      6,733.71   34,660.99      48,733.40   127,087.09
Net Increase
 (Decrease)        51,328.62   17,602.47     159,024.35   190,553.90


(1)   Period from May 1, 2003 through December 31, 2003.

                       Universal Institutional Funds, Inc.
                       -----------------------------------
                          Core Plus             U.S.
                         Fixed Income       Real Estate
                         Subaccount(1)      Subaccount(1)
                         -------------      -------------
                            2003               2003
Units Issued              22,673.93          75,070.66
Units Redeemed               929.02           2,179.07
Net Increase (Decrease)   21,744.91          72,891.59

(1)   Period from May 1, 2003 through December 31, 2003.

NOTE 7 - SELECTED PER UNIT DATA

Below is a summary of unit values and units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds for the periods ended
December 31 (year ended unless otherwise noted):

                                             2003          2002          2001
SUMMIT MUTUAL FUNDS, INC.

ZENITH SUBACCOUNT
Accumulation unit value-class 1                   $56.06         $41.87
$55.13
Prior year accumulation unit value-class 1        $41.87         $55.13
$50.18
Number of accumulation units outstanding,

 end of period-class 1                        758,483.67     840,714.42
933,411.56
Change in number of units - class 1          (82,230.75)    (92,697.14)
(29,076.01)
Total net assets-class 1                      42,522,000     35,203,454
51,460,678
Payout unit value-class 1                         $56.06         $41.87
$55.13
Prior year payout unit value-class 1              $41.87         $55.13
$50.18
Number of payout units outstanding,
 end of period-class 1                          5,193.08       5,689.80
6,146.92
Change in number of units - payout              (496.72)       (457.12)
(618.70)
Total net assets-payout                          291,124        238,250
338,891
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          33.88%        -24.05%
9.86%
Investment income ratio - class 1 (3)              0.13%          0.61%
---(7)
Accumulation unit value-class 2                   $12.69          $9.49
$12.52
Prior year accumulation unit value-class 2         $9.49         $12.52
$11.42
Number of accumulation units outstanding,
 end of period-class 2                         66,026.72      60,838.02
36,626.49
Change in number of units - class 2             5,188.70      24,211.53
35,022.29
Total net assets-class 2                         837,643        577,602
458,746
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          33.62%        -24.20%
9.66%
Investment income ratio - class 2 (3)              0.11%          0.49%
---(7)

BALANCED INDEX SUBACCOUNT
Accumulation unit value-class 1                    $9.80          $8.43
$9.62
Prior year accumulation unit value-class 1         $8.43          $9.62
$10.18
Number of accumulation units outstanding,
 end of period-class 1                      1,066,098.76   1,167,082.96
1,274,744.86
Change in number of units - class 1         (100,984.20)   (107,661.90)
(88,318.29)
Total net assets-class 1                      10,445,966      9,836,152
12,259,833
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          16.26%        -12.37%        -
5.56%
Investment income ratio - class 1 (3)              2.40%          3.60%
---(7)
Accumulation unit value-class 2                    $9.24          $7.97
$9.11
Prior year accumulation unit value-class 2         $7.97          $9.11
$9.67
Number of accumulation units outstanding,
 end of period-class 2                         54,044.96      39,028.91
31,620.58
Change in number of units - class 2            15,016.05       7,408.34
21,194.39
Total net assets-class 2                         499,483        310,915
288,039
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          16.01%        -12.55%        -
5.76%
Investment income ratio - class 2 (3)              2.28%          3.97%
---(7)

BOND SUBACCOUNT
Accumulation unit value-class 1                   $35.39         $33.11
$31.71
Prior year accumulation unit value-class 1        $33.11         $31.71
$30.05
Number of accumulation units outstanding,
 end of period-class 1                        888,453.07     925,826.28
826,083.48
Change in number of units - class 1          (37,373.21)      99,742.80
103,681.82
Total net assets-class 1                      31,442,763     30,656,497
26,194,149
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                           6.88%          4.43%
5.51%
Investment income ratio - class 1 (3)              7.07%          5.97%
---(7)
Accumulation unit value-class 2                   $12.19         $11.42
$10.96
Prior year accumulation unit value-class 2        $11.42         $10.96
$10.41
Number of accumulation units outstanding,
 end of period-class 2                        204,919.39     180,666.70
100,048.41
Change in number of units - class 2            24,252.69      80,618.29
77,182.92
Total net assets-class 2                       2,497,236      2,064,007
1,096,751
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                           6.67%          4.22%
5.28%
Investment income ratio - class 2 (3)              7.08%          6.32%
---(7)

                                             2003          2002          2001
SUMMIT MUTUAL FUNDS, INC.

S&P 500 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $16.84         $13.32
$17.41
Prior year accumulation unit value-class 1        $13.32         $17.41
$20.12
Number of accumulation units outstanding,
 end of period-class 1                      3,377,085.68   3,647,640.38
4,297,887.68
Change in number of units - class 1         (270,554.69)   (650,247.30)
(616,448.48)
Total net assets-class 1                      56,855,264     48,582,704
74,826,869
Payout unit value-class 1                         $16.84         $13.32
$17.41
Prior year payout unit value-class 1              $13.32         $17.41
---
Number of payout units outstanding,
 end of period-class 1                            280.36         366.95
458.23
Change in number of units - payout               (86.60)        (91.28)
458.23
Total net assets-payout                            4,720          4,887
7,978
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          26.40%        -23.50%       -
13.47%
Investment income ratio - class 1 (3)              0.90%          0.41%
---(7)
Accumulation unit value-class 2                    $7.53          $5.97
$7.82
Prior year accumulation unit value-class 2         $5.97          $7.82
$9.05
Number of accumulation units outstanding,
 end of period-class 2                        201,349.95     121,311.37
79,733.30
Change in number of units - class 2            80,038.58      41,578.07
46,426.10
Total net assets-class 2                       1,515,732        723,969
623,311
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          26.14%        -23.66%       -
13.65%
Investment income ratio - class 2 (3)              0.65%          0.38%
---(7)

S&P MIDCAP 400 INDEX SUBACCOUNT
Accumulation unit value-class 1                   $13.73         $10.32
$12.31
Prior year accumulation unit value-class 1        $10.32         $12.31
$12.62
Number of accumulation units outstanding,
 end of period-class 1                      1,353,385.90   1,203,214.08
1,030,615.76
Change in number of units - class 1           150,171.82     172,598.32
324,504.90
Total net assets-class 1                      18,584,100     12,415,846
12,690,601
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          33.07%        -16.20%        -
2.39%
Investment income ratio - class 1 (3)              0.48%          0.53%
---(7)
Accumulation unit value-class 2                   $11.53          $8.68
$10.38
Prior year accumulation unit value-class 2         $8.68         $10.38
$10.65
Number of accumulation units outstanding,
 end of period-class 2                         91,947.62      84,709.63
82,290.84
Change in number of units - class 2             7,237.99       2,418.79
49,280.42
Total net assets-class 2                       1,060,039        735,263
853,978
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          32.82%        -16.36%        -
2.58%
Investment income ratio - class 2 (3)              0.49%          0.53%
---(7)

RUSSELL 2000 SMALL CAP INDEX SUBACCOUNT
Accumulation unit value-class 1                   $10.77          $7.46
$9.56
Prior year accumulation unit value-class 1         $7.46          $9.56
$9.54
Number of accumulation units outstanding,
 end of period-class 1                        733,594.39     549,744.05
419,734.10
Change in number of units - class 1           183,850.34     130,009.95
297,427.87
Total net assets-class 1                       7,899,983      4,099,387
4,014,219
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          44.41%        -22.03%
0.29%
Investment income ratio - class 1 (3)              0.52%          0.21%
---(7)
Accumulation unit value-class 2                   $10.50          $7.29
$9.37
Prior year accumulation unit value-class 2         $7.29          $9.37
$9.36
Number of accumulation units outstanding,
 end of period-class 2                         61,834.83      62,448.36
50,049.63
Change in number of units - class 2             (613.53)      12,398.73
39,743.95
Total net assets-class 2                         649,489        455,099
468,746
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          44.13%        -22.19%
0.08%
Investment income ratio - class 2 (3)              0.56%          0.20%
---(7)


46
NOTE 7 - SELECTED PER UNIT DATA (CONTINUED)

                                             2003             2002        2001

NASDAQ-100 INDEX SUBACCOUNT
Accumulation unit value-class 1                    $3.68          $2.51
$4.06
Prior year accumulation unit value-class 1         $2.51          $4.06
$6.15
Number of accumulation units outstanding,
 end of period-class 1                      1,303,124.03     802,204.94
756,789.81
Change in number of units - class 1           500,919.09      45,415.12
413,971.44
Total net assets-class 1                       4,794,545      2,010,590
3,072,181
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          46.80%        -38.26%       -
33.96%
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $3.67          $2.51
$4.07
Prior year accumulation unit value-class 2         $2.51          $4.07
$6.17
Number of accumulation units outstanding,
 end of period-class 2                        189,525.65     100,772.14
82,530.96
Change in number of units - class 2            88,753.51      18,241.18
57,588.46
Total net assets-class 2                         695,885        252,531
335,653
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          46.52%        -38.38%       -
34.09%
Investment income ratio - class 2 (3)                ---            ---
---(7)

LEHMAN AGGREGATE BOND INDEX SUBACCOUNT (4)
Accumulation unit value-class 1                   $10.01(4)
Prior year accumulation unit value-class 1         ---
Number of accumulation units outstanding,
 end of period-class 1                       34,419.42
Change in number of units - class 1          34,419.42
Total net assets-class 1                       344,579
Expense ratio-class 1 (1)                        1.25%
Total return-class 1 (2)                         0.11%(5)
Investment income ratio - class 1 (3)            0.91%
Accumulation unit value-class 2                 $10.00(4)
Prior year accumulation unit value-class 2         ---
Number of accumulation units outstanding,
 end of period-class 2                        9,933.98
Change in number of units - class 2           9,933.98
Total net assets-class 2                        99,318
Expense ratio-class 2 (1)                        1.45%
Total return-class 2 (2)                        -0.02%(5)
Investment income ratio - class 2 (3)            1.69%

EAFE INTERNATIONAL INDEX SUBACCOUNT (4)
Accumulation unit value-class 1                   $13.22(4)
Prior year accumulation unit value-class 1           ---
Number of accumulation units outstanding,
 end of period-class 1                         13,451.90
Change in number of units - class 1            13,451.90
Total net assets-class 1                         177,877
Expense ratio-class 1 (1)                          1.25%
Total return-class 1 (2)                          32.23%(5)
Investment income ratio - class 1 (3)                ---
Accumulation unit value-class 2                   $13.21(4)
Prior year accumulation unit value-class 2           ---
Number of accumulation units outstanding,
 end of period-class 2                          5,991.96
Change in number of units - class 2             5,991.96
Total net assets-class 2                          79,128
Expense ratio-class 2 (1)                          1.45%
Total return-class 2 (2)                          32.06%(5)
Investment income ratio - class 2 (3)                ---


                                             2003          2002          2001
SCUDDER VARIABLE SERIES I

MONEY MARKET SUBACCOUNT
Accumulation unit value-class 1                   $19.25         $19.35
$19.29
Prior year accumulation unit value-class 1        $19.35         $19.29
$18.80
Number of accumulation units outstanding,
 end of period-class 1                        638,133.42     931,729.76
1,140,681.85
Change in number of units - class 1         (293,596.34)   (208,952.10)
90,034.42
Total net assets-class 1                      12,286,838     18,025,188
22,007,619
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          -0.43%          0.24%
2.61%
Investment income ratio - class 1 (3)              0.84%          1.44%
---(7)
Accumulation unit value-class 2                   $10.43         $10.49
$10.49
Prior year accumulation unit value-class 2        $10.49         $10.49
$10.24
Number of accumulation units outstanding,
 end of period-class 2                         88,720.06     180,389.51
1,099,911.22
Change in number of units - class 2          (91,669.45)   (919,521.71)
985,450.93
Total net assets-class 2                         925,467      1,892,890
11,539,664
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          -0.59%          0.02%
2.41%
Investment income ratio - class 2 (3)              0.95%          2.05%
---(7)

CAPITAL GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $23.01         $18.36
$26.25
Prior year accumulation unit value-class 1        $18.36         $26.25
$32.96
Number of accumulation units outstanding,
 end of period-class 1                      1,350,544.48   1,588,747.29
2,035,301.14
Change in number of units - class 1         (238,202.81)   (446,553.85)
(443,221.69)
Total net assets-class 1                      31,073,422     29,169,845
53,428,344
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          25.31%        -30.06%       -
20.36%
Investment income ratio - class 1 (3)              0.43%          0.34%
---(7)
Accumulation unit value-class 2                    $6.00          $4.80
$6.88
Prior year accumulation unit value-class 2         $4.80          $6.88
$8.65
Number of accumulation units outstanding,
 end of period-class 2                         22,988.56      26,454.62
36,315.39
Change in number of units - class 2           (3,466.06)     (9,860.77)
18,993.38
Total net assets-class 2                         138,042        127,004
249,784
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          25.08%        -30.20%       -
20.51%
Investment income ratio - class 2 (3)              0.39%          0.40%
---(7)

INTERNATIONAL SUBACCOUNT
Accumulation unit value-class 1                   $16.55         $13.12
$16.27
Prior year accumulation unit value-class 1        $13.12         $16.27
$23.82
Number of accumulation units outstanding,
 end of period-class 1     1,025,045.10     1,226,695.97   1,467,192.11
Change in number of units - class 1         (201,650.87)   (240,496.13)
(274,243.03)
Total net assets-class 1                      16,963,707     16,088,191
23,864,276
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          26.18%        -19.37%       -
31.71%
Investment income ratio - class 1 (3)              0.73%          0.88%
---(7)
Accumulation unit value-class 2                    $6.02          $4.78
$5.94
Prior year accumulation unit value-class 2         $4.78          $5.94
$8.72
Number of accumulation units outstanding,
 end of period-class 2                         47,599.35      52,491.50
42,867.14
Change in number of units - class 2           (4,892.15)       9,624.36
12,083.67
Total net assets-class 2                         286,721        251,091
254,836
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          25.93%        -19.54%       -
31.85%
Investment income ratio - class 2 (3)              0.73%          0.81%
---(7)


                                             2003          2002           2001
AIM VARIABLE INSURANCE FUND, INC.

CAPITAL APPRECIATION SUBACCOUNT
Accumulation unit value-class 1                    $8.89          $6.95
$9.30
Prior year accumulation unit value-class 1         $6.95          $9.30
$12.27
Number of accumulation units outstanding,
 end of period-class 1                        859,121.04     910,348.24
1,052,236.08
Change in number of units - class 1          (51,227.20)   (141,887.84)
(72,042.30)
Total net assets-class 1                       7,635,679      6,324,790
9,785,228
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          27.92%        -25.29%       -
24.23%
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $5.88          $4.61
$6.18
Prior year accumulation unit value-class 2         $4.61          $6.18
$8.17
Number of accumulation units outstanding,
 end of period-class 2                         41,220.60      37,982.92
49,992.93
Change in number of units - class 2             3,237.68    (12,010.01)
13,371.00
Total net assets-class 2                         242,455        175,004
308,946
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          27.66%        -25.44%       -
24.37%
Investment income ratio - class 2 (3)                ---            ---
---(7)

GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $4.29          $3.31
$4.85
Prior year accumulation unit value-class 1         $3.31          $4.85
$7.43
Number of accumulation units outstanding,
 end of period-class 1                        360,350.88     235,244.75
181,578.75
Change in number of units - class 1           125,106.13      53,666.00
63,689.12
Total net assets-class 1                       1,544,194        777,752
880,596
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          29.61%        -31.83%       -
34.70%
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $4.32          $3.34
$4.90
Prior year accumulation unit value-class 2         $3.34          $4.90
$7.52
Number of accumulation units outstanding,
 end of period-class 2                         21,713.21      18,354.07
20,821.31
Change in number of units - class 2             3,359.14     (2,467.24)
5,195.10
Total net assets-class 2                          93,728         61,244
102,108
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          29.36%        -31.96%       -
34.83%
Investment income ratio - class 2 (3)                ---           ---
---(7)

MFS VARIABLE INSURANCE TRUST

INVESTORS TRUST
Accumulation unit value-class 1                   $14.24         $11.81
$15.12
Prior year accumulation unit value-class 1        $11.81         $15.12
$18.22
Number of accumulation units outstanding,
 end of period-class 1                      1,266,221.76   1,618,398.26
1,977,403.94
Change in number of units - class 1         (352,176.50)   (359,005.68)
(276,347.48)
Total net assets-class 1                      18,036,215     19,107,214
29,905,505
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          20.65%        -21.94%       -
16.99%
Investment income ratio - class 1 (3)              0.65%          0.56%
---(7)
Accumulation unit value-class 2                    $7.66          $6.36
$8.17
Prior year accumulation unit value-class 2         $6.36          $8.17
$9.86
Number of accumulation units outstanding,
 end of period-class 2                         34,414.52      22,439.53
21,233.29
Change in number of units - class 2            11,974.99       1,206.24
7,209.55
Total net assets-class 2                         263,722        142,826
173,476
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          20.40%        -22.09%       -
17.16%
Investment income ratio - class 2 (3)              0.53%          0.67%
---(7)


                                             2003          2002          2001

MFS VARIABLE INSURANCE TRUST

HIGH INCOME SUBACCOUNT
Accumulation unit value-class 1                   $13.80         $11.85
$11.69
Prior year accumulation unit value-class 1        $11.85         $11.69
$11.60
Number of accumulation units outstanding,
 end of period-class 1                        484,013.81     455,156.94
536,803.63
Change in number of units - class 1            28,856.87    (81,646.68)
(9,419.57)
Total net assets-class 1                       6,681,724      5,392,313
6,276,823
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          16.52%          1.32%
0.84%
Investment income ratio - class 1 (3)              4.05%          7.38%
---(7)
Accumulation unit value-class 2                   $10.93          $9.40
$9.30
Prior year accumulation unit value-class 2         $9.40          $9.30
$9.24
Number of accumulation units outstanding,
 end of period-class 2                         34,209.48      22,611.32
45,248.57
Change in number of units - class 2            11,598.16    (22,637.25)
29,542.35
Total net assets-class 2                         373,872        212,541
420,734
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          16.27%          1.09%
0.61%
Investment income ratio - class 2 (3)              3.52%         10.04%
---(7)

EMERGING GROWTH SUBACCOUNT
Accumulation unit value-class 1                   $12.59          $9.78
$14.96
Prior year accumulation unit value-class 1         $9.78         $14.96
$22.77
Number of accumulation units outstanding,
 end of period-class 1                      1,326,242.36   1,485,090.97
1,863,345.02
Change in number of units - class 1         (158,848.61)   (378,254.05)
(339,937.40)
Total net assets-class 1                      16,690,999     14,531,303
27,869,251
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          28.62%        -34.58%       -
34.31%
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $4.49          $3.50
$5.36
Prior year accumulation unit value-class 2         $3.50          $5.36
$8.17
Number of accumulation units outstanding,
 end of period-class 2                         49,561.70      56,912.99
75,635.46
Change in number of units - class 2           (7,351.29)    (18,722.47)
36,593.53
Total net assets-class 2                         222,464        198,996
405,035
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          28.38%        -34.71%       -
34.44%
Investment income ratio - class 2 (3)                ---            ---
---(7)

TOTAL RETURN SUBACCOUNT
Accumulation unit value-class 1                   $11.92         $10.38
$11.08
Prior year accumulation unit value-class 1        $10.38         $11.08
$11.19
Number of accumulation units outstanding,
 end of period-class 1                        387,132.97     376,461.60
314,617.74
Change in number of units - class 1            10,671.37      61,843.86
118,264.53
Total net assets-class 1                       4,615,310      3,906,286
3,485,096
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          14.89%         -6.33%        -
0.98%
Investment income ratio - class 1 (3)              1.71%          1.66%
---(7)
Accumulation unit value-class 2                   $11.89         $10.37
$11.09
Prior year accumulation unit value-class 2        $10.37         $11.09
$11.22
Number of accumulation units outstanding,
 end of period-class 2                         48,515.02      49,271.07
43,802.08
Change in number of units - class 2             (756.05)       5,468.98
40,065.86
Total net assets-class 2                         576,649        510,727
485,737
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          14.67%         -6.53%        -
1.19%
Investment income ratio - class 2 (3)              1.61%          1.88%
---(7)


                                             2003          2002          2001
MFS VARIABLE INSURANCE TRUST

NEW DISCOVERY SUBACCOUNT
Accumulation unit value-class 1                    $7.99          $6.05
$8.96
Prior year accumulation unit value-class 1         $6.05          $8.96
$9.55
Number of accumulation units outstanding,
 end of period-class 1                        338,916.64     247,919.43
170,527.89
Change in number of units - class 1            90,997.21      77,391.54
62,271.03
Total net assets-class 1                       2,708,944      1,500,460
1,528,343
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          32.07%        -32.47%        -
6.20%
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $7.47          $5.67
$8.41
Prior year accumulation unit value-class 2         $5.67          $8.41
$8.98
Number of accumulation units outstanding,
 end of period-class 2                         44,553.00      36,313.22
32,284.78
Change in number of units - class 2             8,239.78       4,028.44
11,580.90
Total net assets-class 2                         332,680        205,721
271,430
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          31.81%        -32.62%        -
6.39%
Investment income ratio - class 2 (3)                ---            ---
---(7)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INCOME & GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $8.31          $6.51
$8.17
Prior year accumulation unit value-class 1         $6.51          $8.17
$9.03
Number of accumulation units outstanding,
 end of period-class 1                        117,499.36      87,468.64
59,728.25
Change in number of units - class 1            30,030.72      27,740.39
22,466.95
Total net assets-class 1                         976,975        569,264
488,105
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          27.76%        -20.36%        -
9.48%
Investment income ratio - class 1 (3)              1.01%          0.89%
---(7)
Accumulation unit value-class 2                    $8.42          $6.61
$8.31
Prior year accumulation unit value-class 2         $6.61          $8.31
$9.20
Number of accumulation units outstanding,
 end of period-class 2                         30,461.21      18,473.91
15,580.98
Change in number of units - class 2            11,987.30       2,892.94
15,580.98
Total net assets-class 2                         256,630        122,061
129,531
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          27.51%        -20.52%        -
9.66%
Investment income ratio - class 2 (3)              0.87%          0.93%
---(7)

VALUE SUBACCOUNT
Accumulation unit value-class 1                   $14.73         $11.57
$13.40
Prior year accumulation unit value-class 1        $11.57         $13.40
$12.03
Number of accumulation units outstanding,
 end of period-class 1                        433,219.53     414,792.73
341,587.70
Change in number of units - class 1            18,426.80      73,205.02
305,656.36
Total net assets-class 1                       6,382,602      4,797,767
4,578,341
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          27.37%        -13.70%
11.44%
Investment income ratio - class 1 (3)              0.97%          0.92%
---(7)
Accumulation unit value-class 2                   $14.87         $11.70
$13.59
Prior year accumulation unit value-class 2        $11.70         $13.59
$12.22
Number of accumulation units outstanding,
 end of period-class 2                         47,860.73      35,494.34
35,166.90
Change in number of units - class 2            12,366.39         327.44
28,372.54
Total net assets-class 2                         711,904        415,349
477,792
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          27.11%        -13.87%
11.20%
Investment income ratio - class 2 (3)              0.79%          1.03%
---(7)


                                             2003          2002           2001
OPPENHEIMER VARIABLE ACCOUNT FUNDS

MAIN STREET SUBACCOUNT
Accumulation unit value-class 1                    $8.07          $6.45
$8.04
Prior year accumulation unit value-class 1         $6.45          $8.04
$9.06
Number of accumulation units outstanding,
 end of period-class 1                        480,305.05     380,438.35
263,546.49
Change in number of units - class 1            99,866.70     116,891.86
155,879.59
Total net assets-class 1                       3,877,906      2,454,143
2,119,728
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          25.16%        -19.80%       -
11.27%
Investment income ratio - class 1 (3)              0.85%          0.69%
---(7)
Accumulation unit value-class 2                    $8.00          $6.41
$8.01
Prior year accumulation unit value-class 2         $6.41          $8.01
$9.04
Number of accumulation units outstanding,
 end of period-class 2                         70,514.64      51,390.05
51,297.88
Change in number of units - class 2            19,124.59          92.17
24,197.52
Total net assets-class 2                         564,361        329,280
410,644
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          24.91%        -19.96%       -
11.44%
Investment income ratio - class 2 (3)              0.75%          0.76%
---(7)

GLOBAL SECURITIES SUBACCOUNT
Accumulation unit value-class 1                    $9.08          $6.43
$8.36
Prior year accumulation unit value-class 1         $6.43          $8.36
$9.62
Number of accumulation units outstanding,
 end of period-class 1                        213,656.46     138,981.85
73,225.62
Change in number of units - class 1            74,674.61      65,756.23
26,110.59
Total net assets-class 1                       1,940,387        893,492
612,094
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          41.27%        -23.09%       -
13.12%
Investment income ratio - class 1 (3)              0.56%          0.45%
---(7)
Accumulation unit value-class 2                    $8.84          $6.27
$8.17
Prior year accumulation unit value-class 2         $6.27          $8.17
$9.42
Number of accumulation units outstanding,
 end of period-class 2                         25,489.46      25,480.70
18,542.27
Change in number of units - class 2                 8.76       6,938.44
14,054.32
Total net assets-class 2                         225,374        159,812
151,527
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          40.98%        -23.25%       -
13.29%
Investment income ratio - class 2 (3)              0.64%          0.53%
---(7)

FRANKLIN TEMPLETON
VARIABLE INSURANCE PRODUCTS TRUST

FOREIGN SECURITIES SUBACCOUNT
Accumulation unit value-class 1                   $11.99          $9.18
$11.42
Prior year accumulation unit value-class 1         $9.18         $11.42
$13.76
Number of accumulation units outstanding,
 end of period-class 1                        591,135.47     564,354.43
479,534.21
Change in number of units - class 1            26,781.04      84,820.22
(35,890.83)
Total net assets-class 1                       7,089,127      5,182,760
5,475,005
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          30.59%        -19.57%       -
17.04%
Investment income ratio - class 1 (3)              1.51%          1.65%
---(7)
Accumulation unit value-class 2                    $8.36          $6.41
$7.99
Prior year accumulation unit value-class 2         $6.41          $7.99
$9.65
Number of accumulation units outstanding,
 end of period-class 2                         37,017.54      23,989.30
8,398.92
Change in number of units - class 2            13,028.24      15,590.38
5,098.71
Total net assets-class 2                         309,425        153,862
67,106
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          30.33%        -19.73%       -
17.19%
Investment income ratio - class 2 (3)              1.29%          8.85%
---(7)


                                             2003          2002           2001
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

GUARDIAN SUBACCOUNT
Accumulation unit value-class 1                    $8.83          $6.78
$9.34
Prior year accumulation unit value-class 1         $6.78          $9.34
$9.60
Number of accumulation units outstanding,
 end of period-class 1                        364,534.17     278,742.36
126,869.80
Change in number of units - class 1            85,791.81     151,872.56
79,425.48
Total net assets-class 1                       3,217,557      1,890,403
1,184,373
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          30.15%        -27.35%        -
2.73%
Investment income ratio - class 1 (3)              0.89%          0.51%
---(7)
Accumulation unit value-class 2                    $8.85          $6.81
$9.40
Prior year accumulation unit value-class 2         $6.81          $9.40
$9.68
Number of accumulation units outstanding,
 end of period-class 2                         41,943.34      28,579.16
19,419.23
Change in number of units - class 2            13,364.18       9,159.93
17,526.65
Total net assets-class 2                         371,102        194,700
182,488
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          29.87%        -27.50%        -
2.91%
Investment income ratio - class 2 (3)              0.97%          0.72%
---(7)

ALGER AMERICAN FUND

LEVERAGED ALLCAP SUBACCOUNT
Accumulation unit value-class 1                    $8.03          $6.03
$9.24(6)
Prior year accumulation unit value-class 1         $6.03          $9.24
---
Number of accumulation units outstanding,
 end of period-class 1                         76,154.66      25,325.33
5,253.60
Change in number of units - class 1            50,829.33      20,071.73
5,253.60
Total net assets-class 1                         611,531        152,826
48,569
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          33.07%        -34.73%        -
7.55%(5)
Investment income ratio - class 1 (3)                ---          0.01%
---(7)
Accumulation unit value-class 2                    $7.99          $6.01
$9.23(6)
Prior year accumulation unit value-class 2         $6.01          $9.23
---
Number of accumulation units outstanding,
 end of period-class 2                          7,765.36       1,917.39
1,360.74
Change in number of units - class 2             5,847.97         556.65
1,360.74
Total net assets-class 2                          62,023         11,532
12,564
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          32.80%        -34.86%        -
7.67%(5)
Investment income ratio - class 2 (3)                ---          0.01%
---(7)

MIDCAP GROWTH SUBACCOUNT
Accumulation unit value-class 1                    $9.83          $6.74
$9.68(6)
Prior year accumulation unit value-class 1         $6.74          $9.68
---
Number of accumulation units outstanding,
 end of period-class 1                        193,362.12      48,713.41
19,188.72
Change in number of units - class 1           144,648.71      29,524.68
19,188.72
Total net assets-class 1                       1,901,639        328,180
185,765
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          45.98%        -30.41%        -
3.19%(5)
Investment income ratio - class 1 (3)                ---            ---
---(7)
Accumulation unit value-class 2                    $9.78          $6.71
$9.67(6)
Prior year accumulation unit value-class 2         $6.71          $9.67
---
Number of accumulation units outstanding,
 end of period-class 2                         11,564.73       2,437.39
1,405.78
Change in number of units - class 2             9,127.34       1,031.61
1,405.78
Total net assets-class 2                         113,114         16,365
13,591
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          45.68%        -30.55%        -
3.32%(5)
Investment income ratio - class 2 (3)                ---           ---
---(7)


                                             2003          2002          2001
SELIGMAN PORTFOLIOS, INC.
COMMUNICATIONS & INFORMATION SUBACCOUNT
Accumulation unit value-class 1                    $8.14          $5.72
$9.09(6)
Prior year accumulation unit value-class 1         $5.72          $9.09
---
Number of accumulation units outstanding,
 end of period-class 1                         95,330.97      48,327.72
32,659.45
Change in number of units - class 1            47,003.25      15,668.27
32,659.45
Total net assets-class 1                         776,196        276,563
296,783
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          42.28%        -37.03%        -
9.13%(5)
Investment income ratio - class 1 (3)                ---            ---          -
--(7)
Accumulation unit value-class 2                    $8.10          $5.70
$9.08(6)
Prior year accumulation unit value-class 2         $5.70          $9.08
---
Number of accumulation units outstanding,
 end of period-class 2                         19,980.55      15,655.18
13,720.98
Change in number of units - class 2             4,325.37       1,934.20
13,720.98
Total net assets-class 2                         161,858         89,311
124,529
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          42.00%        -37.14%        -
9.24%(5)
Investment income ratio - class 2 (3)                ---            ---
---(7)

SMALL-CAP VALUE SUBACCOUNT
Accumulation unit value-class 1                   $14.87         $10.07
$12.07(6)
Prior year accumulation unit value-class 1        $10.07         $12.07
---
Number of accumulation units outstanding,
 end of period-class 1                        419,944.98     263,920.64
87,793.08
Change in number of units - class 1           156,024.34     176,127.56
87,793.08
Total net assets-class 1                       6,246,136      2,657,266
1,059,413
Expense ratio-class 1 (1)                          1.25%          1.25%
1.25%
Total return-class 1 (2)                          47.73%        -16.56%
20.67%(5)
Investment income ratio - class 1 (3)              0.80%            ---
---(7)
Accumulation unit value-class 2                   $14.80         $10.04
$12.05(6)
Prior year accumulation unit value-class 2        $10.04         $12.05
---
Number of accumulation units outstanding,
 end of period-class 2                         36,197.45      33,197.44
19,340.14
Change in number of units - class 2             3,000.01      13,857.29
19,340.14
Total net assets-class 2                         535,582        333,143
233,070
Expense ratio-class 2 (1)                          1.45%          1.45%
1.45%
Total return-class 2 (2)                          47.44%        -16.73%
20.51%(5)
Investment income ratio - class 2 (3)              0.73%            ---
---(7)


UNIVERSAL INSTITUTIONAL FUNDS, INC
CORE PLUS FIXED INCOME SUBACCOUNT (4)
Accumulation unit value-class 1                   $10.16(4)
Prior year accumulation unit value-class 1         $ ---
Number of accumulation units outstanding,
 end of period-class 1                         20,580.95
Change in number of units - class 1            20,580.95
Total net assets-class 1                         209,070
Expense ratio-class 1 (1)                          1.25%
Total return-class 1 (2)                           1.58%(5)
Investment income ratio - class 1 (3)              0.03%
Accumulation unit value-class 2                   $10.14(4)
Prior year accumulation unit value-class 2         $0.00
Number of accumulation units outstanding,
 end of period-class 2                          1,163.96
Change in number of units - class 2             1,163.96
Total net assets-class 2                          11,807
Expense ratio-class 2 (1)                          1.45%
Total return-class 2 (2)                           1.44%(5)
Investment income ratio - class 2 (3)              0.01%


                                             2003             2002        2001
UNIVERSAL INSTITUTIONAL FUNDS, INC

U.S. REAL ESTATE SUBACCOUNT (4)
Accumulation unit value-class 1                   $12.89(4)
Prior year accumulation unit value-class 1         $ ---
Number of accumulation units outstanding,
 end of period-class 1                         67,096.47
Change in number of units - class 1            67,096.47
Total net assets-class 1                         864,612
Expense ratio-class 1 (1)                          1.25%
Total return-class 1 (2)                          28.86%(5)
Investment income ratio - class 1 (3)               ---
Accumulation unit value-class 2                   $12.87(4)
Prior year accumulation unit value-class 2         $0.00
Number of accumulation units outstanding,
 end of period-class 2                          5,795.12
Change in number of units - class 2             5,795.12
Total net assets-class 2                          74,582
Expense ratio-class 2 (1)                          1.45%
Total return-class 2 (2)                          28.70%(5)
Investment income ratio - class 2 (3)                ---



(1) These amounts represent the annualized contract expenses of the separate account consisting primarily of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
(2) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund which includes expenses assessed through the reduction of unit values. The ratio does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of the dividends by the underlying fund in which the subaccounts invest.
(4) Commencement of operations was May 1, 2003, with a beginning accumulation unit value of $10.00.
(5) Returns presented are since inception.
(6) Commencement of operations was May 1, 2001, with a beginning accumulation unit value of $10.00.
(7) Information not available.

Consolidated Financial Statements

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

YEARS ENDED DECEMBER 31, 2003 AND 2002 WITH REPORT OF INDEPENDENT AUDITORS

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES

             CONSOLIDATED FINANCIAL STATEMENTS


          Years ended December 31, 2003 and 2002


                         CONTENTS

                                                      Page
Report of Independent Auditors. . . . . . . . . . . . . 1

Consolidated Balance Sheets . . . . . . . . . . . . . . 2

Consolidated Statements of Income . . . . . . . . . . . 3

Consolidated Statements of Changes in Equity. . . . . . 4

Consolidated Statements of Cash Flows . . . . . . . . . 5

Notes to Consolidated Financial Statements. . . . . . . 6


                 Report of Independent Auditors



To the Board of Directors of
The Union Central Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Union Central Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of income, changes in equity, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the financial statements of Union Central Mortgage Funding, Inc (a wholly-owned subsidiary), which statements reflect 9.5% of total consolidated pre-tax income for the year ended December 31, 2003. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to the amounts included for Union Central Mortgage Funding, Inc., is based solely on the report of other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Union Central Life Insurance Company and subsidiaries at December 31, 2003 and 2002, and the consolidated results of their operations and their cash flows for the years then ended in conformity with accounting principles generally accepted in the United States.







February 6, 2004

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                                    December 31,
                                              --------------------
                                                 2003         2002
                                                 ----         ----
ASSETS
Investments:
Fixed maturities available-for-sale
 at fair value (amortized cost:
 2003 - $3,365,149 and 2002 - $3,263,558)     $3,448,932  $3,357,064
Other fixed maturities                            24,260      13,864
Equity securities available-for-sale
 at fair value (cost: 2003 - $59,810
 and 2002 - $33,781)                              63,077      36,270
Other equity securities                           13,803      15,861
Cash and short-term investments                    5,958     131,462
Other invested assets                             32,926      30,386
Mortgage loans held-for-investment               508,655     578,913
Mortgage loans held-for-sale                      18,875          --
Amounts receivable under repurchase agreement     36,457          --
Real estate                                       11,272      16,961
Policy loans                                     144,037     144,026
                                              ----------  ----------
   Total investments                           4,308,252   4,324,807

Accrued investment income                         46,126      45,263
Deferred policy acquisition costs                358,632     363,638
Property, plant and equipment, at cost,
 less accumulated depreciation
 (2003 - $86,040 and 2002 - $75,264)              41,904      48,222
Federal income tax recoverable                        --      13,859
Other assets                                     299,249     214,408
Separate account assets                        1,809,545   1,400,672
                                              ----------  ----------
Total assets                                  $6,863,708  $6,410,869
                                              ==========  ==========
LIABILITIES AND EQUITY
Policy liabilities:
Future policy benefits                        $4,003,852  $3,903,639
Deposit funds                                    119,116     120,230
Policy and contract claims                        37,126      26,963
Policyholders' dividends                           9,152       9,329
                                              ----------  ----------
   Total policy liabilities                    4,169,246   4,060,161
Deferred revenue                                  60,902      68,588
Other liabilities                                118,923     242,522
Federal income tax payable                           895          --
Deferred federal income tax liability              8,928       6,612
Surplus notes payable                             49,801      49,793
Obligation under repurchase agreement             36,257          --
Separate account liabilities                   1,809,545   1,400,672
                                              ----------  ----------
Total liabilities                              6,254,497   5,828,348

EQUITY
Policyholders' equity                            606,984     574,133
Accumulated other comprehensive income             2,227       8,388
                                              ----------  ----------
Total equity                                     609,211     582,521
                                              ----------  ----------
Total liabilities and equity                  $6,863,708  $6,410,869
                                              ==========  ==========

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                                    December 31,
                                              --------------------
                                                 2003         2002
                                                 ----         ----
REVENUE
Insurance revenue:
Traditional insurance premiums                $ 117,285   $ 149,842
Universal life policy charges                    63,291      58,832
Annuities                                        31,854      27,143
Net investment income                           252,776     246,559
Net realized gains (losses)
 on investments                                  29,151     (42,233)
Fee income                                       24,885      22,120
Other                                             9,208      17,278
                                              ---------   ---------
Total revenue                                   528,450      479,541

BENEFITS AND EXPENSES
Benefits                                        112,058     141,357
Increase in reserves for
 future policy benefits                           4,942       7,993
Interest expense:
Universal life                                   72,754      76,437
Investment products                              77,885      79,359
Underwriting, acquisition and
 insurance expense                              198,169     202,566
Policyholders' dividends                         13,740      13,853
                                              ---------   ---------
Total benefits and expenses                     479,548     521,565
                                              ---------   ---------
Gain (loss) before federal income
 tax expense (benefit)                           48,902     (42,024)
Federal income tax expense (benefit)             16,051     (16,517)
                                              ---------   ---------
Net Income (Loss)                             $  32,851   $ (25,507)
                                              =========   =========

The accompanying notes are an integral part of the financial statements.
                                3

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                    Accumulated
                                      Other
                                   Comprehensive Policyholders'
                                   Income (Loss)    Equity       Total
                                   ------------- -------------  --------
Balance at January 1, 2002            $(20,020)    $599,640     $579,620
Net loss                                            (25,507)     (25,507)
Unrealized gains on securities,
net of tax and reclassification
adjustment                              35,287                    35,287
Minimum pension liability
adjustment                              (6,879)                   (6,879)
                                                                --------

Comprehensive income                                               2,901
                                      --------     --------     --------
Balance at December 31, 2002             8,388      574,133      582,521
                                      ========     ========     ========

Net gain                                             32,851       32,851
Unrealized losses on securities,
net of tax and reclassification
adjustment                              (3,090)                   (3,090)
Minimum pension liability
adjustment                              (3,071)                   (3,071)
                                                                --------
Comprehensive income                                              26,690
                                      --------     --------     --------
Balance at December 31, 2003          $  2,227     $606,984     $609,211
                                      ========     ========     ========

The accompanying notes are an integral part of the financial statements.
                                4

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
             CONSOLIDATED BALANCE SHEETS
                       (in thousands)

                                               Year ended December 31,
                                               -----------------------
                                                 2003         2002
                                                 ----         ----
OPERATING ACTIVITIES
Net income (loss)                             $   32,851   $  (25,507)
Adjustments to reconcile net income
 (loss) to net cash provided by
 operating activities:
Interest credited to investment products          77,885       79,359
Interest credited to universal life policies      72,754       76,437
Accrual of discounts on investments, net          10,441        2,135
Net realized (gains) losses on investments       (29,151)      42,233
Depreciation                                      10,580        7,189
Amortization of deferred policy
 acquisition costs                                69,019       65,170
Amortization of deferred revenue                 (10,558)     (20,685)
Policy acquisition cost deferred                 (59,823)     (67,598)
Revenue deferred                                   2,873       10,384
Deferred federal income tax
 expense (benefit)                                 5,701       (3,155)
Change in operating assets and liabilities:
Accrued investment income                           (863)      (1,117)
   Other assets                                  (84,841)     (57,565)
   Amounts receivable repurchase agreement       (36,457)          --
Policy liabilities                                 6,070       (4,120)
   Payable for securities                       (140,748)     135,881
   Obligation under repurchase agreement          36,257           --
Other items, net                                  (2,006)      (8,886)

Cash Provided (Used) by Operating Activities     (40,016)     230,155
                                              ----------   ----------
INVESTING ACTIVITIES
Costs of investments acquired                 (3,687,040)  (2,955,450)
Proceeds from sale, maturity or
 repayment of investments                      3,634,572    2,583,590
(Increase) decrease in policy loans                  (11)       2,162
Purchases of property and equipment, net          (4,355)      (7,059)
                                              ----------   ----------
Cash Used by Investing Activities                (56,834)    (376,757)
                                              ----------   ----------
FINANCING ACTIVITIES
Receipts from universal life and
 investment contracts                            654,871      824,479
Withdrawals from universal life and
 investment contracts                           (702,495)    (579,104)
Net proceeds from the issuance of
 line of credit debt                              18,970           --
                                              ----------   ----------
Cash Provided (Used) by Financing Activities     (28,654)     245,375
                                              ----------   ----------
Increase (decrease) in cash and
 short term investments                         (125,504)      98,773

Cash and short term investments
 at beginning of year                            131,462       32,689
                                              ----------   ----------
Cash and short term investments
 at end of year                               $    5,958   $  131,462
                                              ----------   ----------
Supplemental disclosure of
cash flow information:
 Cash refunded during the year for
 federal income taxes                         $    6,404   $    6,099

 Cash paid during the year for
 interest on surplus notes                    $    4,100   $    4,100

 Cash paid during the year for
 interest on line of credit                   $    1,069   $       --

The accompanying notes are an integral part of the financial statements.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
       NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


NOTE 1 - NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Organization

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (GAAP) and include the accounts of The Union Central Life Insurance Company (Union Central) and the following subsidiaries: Summit Investment Partners, Inc., wholly-owned, a registered investment advisor; Carillon Investments, Inc., wholly-owned, a registered broker-dealer that offers investment products and related services through its registered representatives; Payday of America, LLC, wholly-owned, a payroll company; Family Enterprise Institute, Inc., wholly-owned, a national membership organization for family business owners; PRBA, Inc., wholly-owned, the holding company of a pension administration company; Summit Investment Partners, LLC, wholly-owned, a registered investment advisor and Union Central Mortgage Funding, Inc, a mortgage banking business. Fee based revenues of the consolidated subsidiaries was included in "Fee Income" in the Consolidated Statements of Income. The Company also consolidated the following mutual funds due to its level of ownership in these funds: the Summit Apex High Yield Bond Fund; the Summit Apex TSI Fund; the Summit Pinnacle Lehman Aggregate Bond Index Portfolio and the Summit Apex EAFE International Index Fund. The consolidated company will be referred to as "the Company". The holdings of the consolidated Summit mutual funds are reported at fair value in "Other fixed maturities" and "Other equity securities" in the Balance Sheets. All significant intercompany accounts and transactions have been eliminated in the accompanying consolidated financial statements. In addition, Summit Mutual Funds, Inc., a registered investment company, is an investment affiliate of Union Central.

In 2002, the Company established Union Central Mortgage Funding,
Inc., a wholly-owned consolidated subsidiary, which was formed to originate, sell and service commercial mortgage loans.

The Company provides a wide spectrum of financial products and related services for the benefit of individual, group and pension policyholders. Such products and services include insurance to provide for financial needs resulting from loss of life or income and management of funds accumulated for preretirement and retirement needs.

The Company is licensed to do business in all 50 states.

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Investments

Fixed maturity and equity securities classified as available-for-sale are carried at fair value with net unrealized gains and losses reported as other comprehensive income or loss. Other fixed maturity and equity securities represent the underlying assets of consolidated mutual funds and are carried at fair value with changes in fair value recorded in net investment income.

Other investments are reported on the following bases:

    o Mortgage loans on real estate are carried at their aggregate unpaid balance less unamortized discount or plus unamortized premium and less an allowance for possible losses. Mortgage loans held for sale are mortgages the Company intends to sell. Mortgage loans held for sale are stated at lower of aggregate cost or market. The amount by which cost exceeds market value, if any, is accounted for as a valuation allowance. Changes in the valuation allowance are included in the determination of net income in the period of change.
    o Real estate acquired through foreclosure is carried at the lower of cost or its net realizable value.
    o  Policy loans are reported at unpaid balances.
    o Cash and short-term investments consist of cash-in-bank, cash-in-transit and commercial paper that has a maturity date of 90 days or less from the date acquired.

The Company's carrying values of investments in limited partnerships are adjusted to reflect the GAAP earnings of the investments underlying the limited partnership portfolios.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The fair values of fixed maturity and equity securities represent quoted market values from published sources or calculated market values using the "yield method" if no quoted market values are obtainable.

Realized gains and losses on sales of investments are recognized on a specific identification basis. Realized losses due to the recognition of declines in the value of investments judged to be other-than-temporary are recognized on a specific identification basis.

Interest is not accrued on mortgage loans or bonds for which principal or interest payments are determined to be uncollectible.

The Company enters into repurchase agreements to economically hedge the interest rate risk associated with funded mortgage loans held for sale that have not yet been sold. Based on the terms of the repurchase agreements, the transactions are considered collateralized loans in accordance with Statement of Financial Accounting Standard No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities".
 The Company had $35,250,000 in outstanding repurchase agreements at December 31, 2003. As the Company sold the collateral that was pledged to the Company, a liability has been recognized in "Obligation under repurchase agreement" in the Consolidated Balance Sheets to reflect the obligation to return the collateral.
 Also, the Company recognized a receivable representing the cash it lended under the terms of the repurchase agreement, which totaled $35,450,000 as of December 31, 2003 and is reflected in "Amounts receivable under repurchase agreement" in the Consolidated Balance Sheet.

The Company purchases and sells call options to hedge insurance contracts whose credited interest is linked to returns in Standard & Poor's 500 Stock Index (Index) based on a formula which applies participation rates to the returns in the Index. Call options are contracts, which give the option purchaser the right, but not the obligation, to buy securities at a specified price during a specified period. The Company holds call options which expire monthly until December 31, 2004. The Company paid and received initial fees (the option premium) to enter the option contracts. The purchased Index call options give the Company the right to receive cash at settlement if the closing Index value is above the strike price, while the sold index call options require the Company to pay cash at settlement if the closing Index value is above the strike price. The Company sells call options to effectively offset the proceeds the Company would receive on its purchased call options that represent a return above the amount that would be credited to insurance contracts electing a capped return in the Index.

The Company is exposed to credit-related losses in the event of nonperformance by counter-parties to the call options. To minimize this risk, the Company only enters into private options contracts with counterparties having Standard & Poor's credit ratings of AA-or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the call options of $6,652,000 at December 31, 2003.

The call options are carried at their fair value, and are reflected in "Other invested assets" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts are adjusted based on the market value of the call options, and are reflected in "Deposit funds" in the Consolidated Balance Sheets. The liabilities for the hedged insurance contracts were adjusted based on the returns in Standard & Poor's 500 Stock Index, and were reflected in "Deposit funds" in the Consolidated Balance Sheets. The notional amount of the call options at December 31, 2003 and 2002 was $31,128,000 and $44,077,000, respectively.

In 2003, the Company entered into interest rate swap agreements with a notional value of $125,000,000 with Morgan Stanley and Bank One. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with specifically identified bonds within the Company's investment portfolio. The interest rate swap agreements were categorized as and met the criteria of effective fair value hedges. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value of the bonds due to market interest rate fluctuations. The Company is exposed to credit-related losses in the event of nonperformance by the counter-parties to the interest rate swaps. To minimize this risk, the Company only enters into private contracts with counterparties having Standard & Poor's credit ratings of AA- or above or listed contracts guaranteed by the Chicago Board Options Exchange. The credit exposure is limited to the value of the interest rate swaps of $317,000 at December 31, 2003. The Company is required to make semi-annual interest payments based on the fixed rate inherent in the interest rate swaps. Settlement of gain or loss under the interest rate swaps occurs upon termination. The financing cost of the interest rate swaps excluded from the assessment of hedge effectiveness as of December 31, 2003 totaled $592,000 and was recorded in "Net investment income" in the Consolidated Statements of Income.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The change in value of the interest rate swaps was accounted for consistently with the hedged bonds. During 2003, $85,000,000 of the notional value of the interest rate swap agreements was terminated, leaving a notional value of $40,000,000 as of December 31, 2003. A gain of $603,000 was realized upon the terminations of the $85,000,000 of notional value.

The Company enters into one-month swap agreements with Deutsche Bank and Morgan Stanley to hedge the change in value of a portion of its investments in certain Summit Mutual Fund, Inc. mutual funds. (See Note 2 for further detail of the Company's investments in these funds.) The notional amount of the swap agreements is set based on the amount of the Company's investments in the mutual funds that it determines to hedge. Under the swap agreements, the Company pays or receives the total return of the associated indexes during the term of the swap agreements, and receives interest income on the notional amount of the swap agreements that approximates prevailing short-term rates. The Company records the change in value of its swap agreements and investments in the unconsolidated hedged Summit mutual funds in earnings. The swap agreements were designated and qualified as fair value hedges.

For the years ended December 31, 2003 and 2002, the swap agreements offset unrealized losses of $0 and $3,449,000, respectively, and realized gains (losses) of $2,138,000 and ($7,919,000), respectively, that the Company incurred in the hedged mutual funds. No swap agreements related to the Summit
Mutual Fund, Inc. mutual funds were outstanding as of December 31, 2003.

In 2002, the Company entered into interest rate swap agreements with a notional value of $200,000,000 with Deutsche Bank and Morgan Stanley. The purpose of the interest rate swap agreements was to hedge interest rate risk associated with a pool of commercial mortgage loans that the Company had agreed to sell to Morgan Stanley. Under the interest rate swap agreements, the Company paid a fixed rate and received a floating interest rate. The objective of the interest rate swaps was to offset any change in value due to market interest rate fluctuations of the pool of commercial mortgage loans prior to the sale to Morgan Stanley. The interest rate swaps were terminated upon the closing of the sale of the mortgage loans to Morgan Stanley. A loss of $5,980,000 was incurred on the swap agreements. The loss was combined with the gain on the sale of the commercial mortgage loans to Morgan Stanley. The interest rate swap agreements were designated as and qualified as fair value hedges.

Deferred Policy Acquisition Costs

The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. Deferred policy acquisition costs are amortized consistent with the methods described in "Policy Liabilities, Revenues, Benefits and Expenses". Amortization of deferred policy acquisition costs totaled $69,019,000 and $65,170,000 for the years ended December 31, 2003 and 2002, respectively, and were included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities. Adjustments decreasing deferred policy acquisition costs related to unrealized gains and losses totaled $40,765,000 and $44,955,000 at 2003 and 2002, respectively.

In 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of deferred policy acquisition costs included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income increased $2,563,000 and $20,807,000 for the years ended 2003 and 2002, respectively.

Property, Plant and Equipment

Property, plant and equipment is valued at historical cost less accumulated depreciation in the Consolidated Balance Sheets. It consists primarily of Union Central's home office, furniture and fixtures and electronic data processing equipment.

Depreciation is computed with the straight-line method over the estimated useful lives of the respective assets, not to exceed 10 years for office furniture and 3 years for electronic data processing equipment. Depreciation is computed for leasehold improvements with the straight-line method over the shorter of the remaining lease term or useful life of the improvements.

   THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Capitalization of Software Costs

Software development costs of $3,352,000 and $4,782,000 were capitalized in 2003 and 2002, respectively. Amortization expense of $5,283,000 and $3,598,000, respectively, was recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income in 2003 and 2002. Depreciation is computed with the straight-line method over the estimated useful life of the software, not to exceed 5 years.

Deposit Funds

The liability for deposit funds is generally established at the policyholders' accumulated cash values plus amounts provided for guaranteed interest.

Policy Claim Reserves

Policy claim reserves represent the estimated ultimate net cost of all reported and unreported claims incurred. In addition, a claim adjustment expense reserve is held to account for the expenses associated with administering these claims. The reserves for unpaid claims are estimated using individual case basis valuations and statistical analyses. The claim adjustment expense reserve is estimated using statistical analyses. These estimates are subject to the effects of trends in claim severity and frequency. Although some variability is inherent in such estimates, management believes that the reserves for claims and claim related expenses are adequate. The estimates are reviewed and adjusted as experience develops or new information becomes known and such adjustments are included in current operations.

Dividends to Policyholders

The Company's dividend liability is the amount estimated to have accrued to policyholders' as of each year-end. Insurance in force receiving dividends accounted for 5.63% and 4.54% of total insurance in force at December 31, 2003 and 2002, respectively.

Separate Accounts

Separate account assets and liabilities reported in the accompanying financial statements (excluding seed money provided by the Company) represent funds that are separately administered for the individual annuity, group annuity and variable universal life lines of business, and for which the contract holders rather than the Company bear the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company. Separate account investments are carried at market value. Investment income and gains and losses from these accounts accrue directly to contract holders and are not included in the accompanying financial statements. Union Central derives certain fees for maintaining and managing the separate accounts, but bears no investment risk on these assets, except to the extent that it participates in a particular separate account.

Policy Liabilities, Revenues, Benefits and Expenses

Traditional Insurance Products

Traditional insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, term insurance policies and disability income policies. Premiums for traditional products are recognized as revenue when due.

The liability for future policy benefits for participating traditional life is computed using a net level premium method and the guaranteed mortality and dividend fund interest. The mortality and interest assumptions are equivalent to statutory assumptions. The liabilities for future policy benefits and expenses for nonparticipating traditional life policies and disability income policies are generally computed using a net level premium method and assumptions for investment yields, morbidity, and withdrawals based principally on experience projected at the time of policy issue, with provision for possible adverse deviations. Interest assumptions for participating traditional life reserves for all policies ranged from 2.3% to 6.0% for the years ended 2003 and 2002.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The costs of acquiring new traditional business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such non-participating deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed the premium paying lifetime of the policies using assumptions consistent with those used to develop policy benefit reserves. For participating life insurance products, deferred policy acquisition costs are amortized in proportion to estimated gross margins of the related policies. Gross margins are determined for each issue year and are equal to premiums plus investment income less death claims, surrender benefits, administrative costs, policyholder dividends, and the increase in reserves for future policy benefits. The future investment yields are assumed to range from 6.1% to 8.3% and from 7.0% to 8.2% for the years ended 2003 and 2002, respectively. Changes in dividend payouts are assumed with changes in yields.

Universal Life and Other Interest Sensitive Products

Interest sensitive products include universal life, single premium whole life and annuity products. They are distinguished by the existence of a separately definable fund that is credited with interest and from which any policy charges are taken. Revenues for these products consist of policy charges for the cost of insurance, policy administration charges, and surrender charges that have been assessed against policyholder account balances during the period.

Benefit reserves for universal life and other interest sensitive products are computed in accordance with the retrospective deposit method and represent policy account balances before applicable surrender charges. Policy benefits that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to account balances.
 Interest crediting rates ranged from 4.5% to 6.5% and from 4.5% to 8.0% for the years ended 2003 and 2002, respectively.

The cost of acquiring universal life and other interest sensitive products, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs for universal life and other interest sensitive products are amortized over the life of the policies in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains and losses) to be realized from a group of products are revised.

Amounts assessed policyholders that represent revenue for services to be provided in future periods are reported as unearned revenue and recognized in income over the life of the policies, using the same assumptions and factors as are used to amortize deferred acquisition costs. These charges consist of policy fees and premium loads that are larger in the initial policy years than they are in the later policy years. Amortization of unearned revenue totaled $10,558,000 and $20,685,000 for the years ended December 31, 2003 and 2002, respectively, and was included in "Universal life policy charges" in the Consolidated Statements of Income.

In 2003 and 2002, the Company revised its estimates of future gross profits, and as a result amortization of unearned revenue included in "Universal life policy charges" in the Consolidated Statements of Income was increased by $3,161,000 and $5,168,000 for the years ended 2003 and 2002, respectively.

Group Products

Group products consist primarily of group life insurance, and group long and short term disability income products. Premiums for group insurance products are recognized as revenue when due.

The liabilities for future policy benefits and expenses for group life and disability income products are computed using statutory methods and assumptions, which approximate net level premium reserves using assumptions for investment yields, mortality, and withdrawals based principally on company experience projected at the time of policy issue, with provisions for possible adverse deviations. Interest assumptions are based on assumed investment yields that ranged from 7.5% to 8.3% for the years ended 2003 and 2002.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED


The costs of acquiring new group life and disability income business, principally commissions, certain policy issue and underwriting expenses (such as medical examination and inspection report fees) and certain agency expenses, all of which vary with and are primarily related to the production of new and renewal business, are deferred to the extent that such costs are deemed recoverable through future gross premiums. Such deferred acquisition costs are amortized over the anticipated premium paying period of the related policies, generally not to exceed ten years.

Pension Products

Pension products include deferred annuities and payout annuities. Revenues for the deferred annuity products consist of investment income on policy funds, mortality and expense charges, contract administration fees, and surrender charges that have been assessed against policyholder account balances. Expenses for deferred annuity products include the interest credited on policy funds and expenses incurred in the administration and maintenance of the contracts. For payout annuities, premiums are recognized as revenue when due while expenses exclude the interest credited on policy funds.

Benefit reserves for the deferred annuity contracts represent the policy account balances before applicable surrender charges. Interest assumptions on payout annuities are based on assumed investment yields that ranged from 2.0% to 8.0% for the years ended 2003 and 2002.

Commissions and other related costs of acquiring annuity contracts that vary with and are primarily related to the production of new and renewal business are deferred to the extent that such costs are deemed recoverable through future estimated gross profits. Acquisition costs are amortized over the life of the contracts in direct proportion to the present value of expected gross profits from surrender charges and investment and expense margins. The amortization is adjusted retrospectively when estimates of current or future gross profits (including the impact of investment gains or losses) to be realized on a group of contracts are revised.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums and benefits are reported net of reinsured amounts.

Federal Income Taxes

The Company accounts for income taxes using the liability method for financial accounting and reporting of income taxes. Under this method, deferred income taxes are recognized for the tax consequences of "temporary differences" by applying the applicable tax rate to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities.

Reclassifications

Previously reported amounts for 2002 have in some instances been reclassified to conform to the 2003 presentation.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 2 - INVESTMENTS

Available-for-sale securities are summarized as follows:

                                Cost or       Gross      Gross
                               Amortized   Unrealized  Unrealized    Fair
                                  Cost        Gains     (Losses)     Value
                               ----------  ----------  ---------  ----------
                                           (in thousands)
December 31, 2003:
U.S. treasury securities
 and obligations of U.S.
 government corporations
 and agencies                  $   40,314  $      354   $     --  $   40,668
Corporate securities and other  2,045,679      97,063    (11,937)  2,130,805
Mortgage-backed securities,
collateralized mortgage
 obligations and other
 structured securities          1,279,156      16,882    (18,579)  1,277,459
                               ----------  ----------  ---------  ----------
      Subtotal                  3,365,149     114,299    (30,516)  3,448,932

Equity securities                  59,810       3,616       (349)     63,077
                               ----------  ----------  ---------  ----------
Total                          $3,424,959  $  117,915  $ (30,865  $3,512,009
                               ==========  ==========  =========  ==========

                                Cost or       Gross      Gross
                               Amortized   Unrealized  Unrealized    Fair
                                  Cost        Gains     (Losses)     Value
                               ----------  ----------  ---------  ----------
                                           (in thousands)
December 31, 2002:
U.S. treasury securities
 and obligations of U.S.
 government corporations
and agencies                   $   26,936   $     468   $    (14) $   27,390
Corporate securities and other  1,803,377     101,909    (44,532)  1,860,754
Mortgage-backed securities,
collateralized mortgage
 obligations and other
 structured securities          1,433,245      43,937     (8,262)  1,468,920
                               ----------  ----------  ---------  ----------
Subtotal                        3,263,558     146,314    (52,808)  3,357,064

Equity securities                  33,781       2,688       (199)     36,270
                               ----------  ----------  ---------  ----------
Total                          $3,297,339  $  149,002  $ (53,007) $3,393,334
                               ----------  ----------  ---------  ----------

Fixed maturity available-for-sale securities, at December 31, 2003, are summarized by stated maturity as follows:

                                           Amortized     Fair
                                             Cost        Value
                                          ----------  ----------
                                              (in thousands)
Due in one year or less                   $   34,982  $   35,779
Due after one year through five years        338,997     365,059
Due after five years through ten years       904,244     947,505
Due after ten years                          603,375     613,340
                                          ----------  ----------
Subtotal                                   1,881,598   1,961,683

Mortgage-backed securities                 1,279,250   1,277,559
Other securities with
 multiple repayment dates                    204,301     209,690
                                          ----------  ----------
Total                                     $3,365,149  $3,448,932
                                          ==========  ==========

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

Significant components of the unrealized gain on available-for-sale securities included in "Accumulated other comprehensive income" in the accompanying Consolidated Balance Sheets are as follows:

                                         Year Ended December 31,
                                           2003       2002
                                             (in thousands)
Gross unrealized gain on
 available-for-sale securities             $87,050    $95,995
Amortization of deferred
 policy acquisition costs                  (40,765)   (44,955)
Deferred tax liability                     (16,199)   (17,864)
                                          --------   --------
Net unrealized gain on available-
for-sale securities                       $ 30,086   $ 33,176
                                          ========   ========

A summary of available-for-sale investments with unrealized losses as of December 31, 2003 along with the related fair value, aggregated by the length of time that investments have been in a continuous loss position, is as follows (in thousands):

                                    Less than
                                  Twelve Months
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------
Fixed maturity securities   $905,114      $(22,451)
Equity securities                 74            (4)
                            --------      --------
Total                       $905,188      $(22,455)
                            ========      ========
                                 Twelve Months
                                   or More
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------
Fixed maturity securities   $107,960      $(8,065)
Equity securities                347         (345)
                            --------      -------
Total                       $108,307      $(8,410)
                            ========      =======

                                      Total
                            ------------------------
                                             Gross
                              Fair        Unrealized
                              Value         Losses
                            --------      --------

Fixed maturity securities   $1,013,074    $(30,516)
Equity securities                  421        (349)
                            ----------    --------
Total                       $1,013,495    $(30,865)
                            ==========    ========


The unrealized losses reported above were primarily caused by the effect of the interest rate environment on certain securities with stated interest rates currently below market rates, and as such, are temporary in nature. Certain securities also experienced declines in fair value that were due in part to credit-related considerations. Upon review of the economic circumstances underlying these securities, the Company determined that such declines were temporary in nature. Therefore, the Company does not believe the unrealized losses on available-for-sale investments represent an other-than-temporary impairment as of December 31, 2003.

See Note 9 for discussion of the methods and assumptions used by the Company in estimating the fair values of available-for-sale securities.

Investments in bonds on deposit with state insurance departments to satisfy regulatory requirements are carried at fair value and totaled $3,498,000 and $3,169,000, at December 31, 2003 and 2002,
respectively.

Proceeds, gross realized gains, and gross realized losses from the sales and maturities of available-for-sale securities follows:

                          Year Ended December 31,
                        --------------------------
                          2003              2002
                              (in thousands)
Proceeds                $1,672,631      $1,013,004
Gross realized gains        42,803          42,803
Gross realized losses       27,299          37,792

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

A summary of the characteristics of the Company's mortgage portfolio follows:

                               December 31, 2003    December 31, 2002
                               ------------------   ------------------
                                       Percent of           Percent of
                               Carrying Carrying    Carrying Carrying
                                Amount   Amount      Amount   Amount
                                ------   ------      ------   ------
                                         (in thousands)
Region
New England and Mid-Atlantic   $ 31,354    5.9%     $ 34,187    5.9%
South Atlantic                   97,729   18.5       105,325   18.2
North Central                   102,051   19.3       109,163   18.9
South Central                    46,731    8.9        60,907   10.5
Mountain                        116,438   22.1       121,000   20.9
Pacific                         133,227   25.3       148,331   25.6
                               --------  ------     --------  ------
Total                          $527,530  100.0%     $578,913  100.0%
                               ========  =====      ========  =====
Property Type
Apartment and residential      $ 35,805    6.8%     $ 44,045    7.6%
Warehouses and industrial       110,005   20.8       119,518   20.6
Retail and shopping center      178,328   33.8       195,650   33.8
Office                          149,666   28.4       159,519   27.6
Other                            53,726   10.2        60,181   10.4

Total                          $527,530  100.0%     $578,913  100.0%
                               ========  =====      ========  =====

In 2002, the Company sold commercial mortgage loans with a book value of $186,686,000 to Morgan Stanley. A pre-tax realized gain of $15,857,000 (net of the loss of $5,980,000 on interest rate swaps used to hedge interest rate risk associated with the mortgage loans) was recorded on the transaction. Relative to the sale, the Company has agreed to repurchase mortgage loans which are secured by properties that do not have terrorism insurance in place, in the event the properties are subjected to a terrorist attack resulting in a loss. As of December 31, 2003, the maximum potential exposure to the Company is $4,800,000. It is management's opinion that the probability of loss related to this commitment is remote due to the nature and location of the properties.

During 2002 the Company recognized realized gains of $37,000 that were recorded in "Net realized gains (losses) on investments" in the Consolidated Statements of Income resulting from sales of mortgage loans to third parties. The realized gains represented the present value of compensation related to the mortgage loan sales that Union Central will receive over the life of the mortgage loans sold. Also, at December 31, 2003 and 2002, respectively, an interest-only strip asset of $2,095,000 and $2,577,000 was recorded in "Other invested assets" in the Consolidated Balance Sheets. Amortization expense of $482,000 and $669,000 was recorded in "Net investment income" in the Consolidated Statements of Income for the years ended December 31, 2003 and 2002, respectively.

The Company has a $77 million warehouse finance facility from a bank, which provides warehouse financing on an as offered basis. This facility bears interest at prime (4.00% at December 31, 2003) and LIBOR (1.12% at December 31, 2003) plus 1.00%. $18,970,000 was outstanding under this facility at December 31, 2003, and was recorded in "Other liabilities" in the Consolidated Balance Sheets. Outstanding borrowings on the Company's warehouse finance facilities are collateralized by commercial mortgage loans held for sale. Upon the sale of these loans the borrowings under the facility are repaid.

Real estate consists of investment real estate under lease and foreclosed real estate. The investment real estate under lease is depreciated over 40 years. The cost of the property totaled $1,754,000 and $1,844,000 at December 31, 2003 and 2002,
respectively, and accumulated depreciation totaled $1,408,000 at December 31, 2003 and 2002. The book value of foreclosed real estate was $10,926,000 and $16,525,000 at December 31, 2003 and
2002, respectively.

In 2000, the Company commenced the development of a 123-acre business park (the Park), which included the installation of infrastructure and a roadway. To fund the cost of the infrastructure and roadway, the municipality in which the Park is located issued $2,800,000 of municipal bonds. The municipal bonds will be paid off through tax increment financing (TIF). TIF is an economic development tool that allows a local government to use increases in real property tax revenues to finance public

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

infrastructure improvements. Thus, the development of the Park will result in increased real property tax revenues, which will be directed to pay off the municipal bonds. If increases in real property tax revenues from the Park are not sufficient to service the municipal bonds, the Company must fund any shortage. The maximum estimated potential exposure to the Company is $2,800,000. Based upon current projections, the Company anticipates the increased property tax revenues will be sufficient to fully service the municipal bonds.

NOTE 3 - REINSURANCE

In the ordinary course of business, the Company assumes and cedes reinsurance with other insurers and reinsurers. These arrangements provide greater diversification of business and limit the maximum net loss potential on large or hazardous risks. Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. Reinsurance ceded is recorded in "Other assets" in the Consolidated Balance Sheets. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet its obligations for reinsurance ceded to it under the reinsurance agreements. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances would be established for amounts deemed or estimated to be uncollectible. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers. No losses are anticipated, and, based on management's evaluation; there are no concentrations of credit risk at December 31, 2003 and 2002. The Company retains the risk for varying amounts of individual or group insurance written up to a maximum of $1,000,000 on any one life or $4,000 per month disability risk and reinsures the balance.

Reinsurance transactions with other insurance companies for the years ended December 31, 2003 and 2002 are summarized as follows:

                                        December 31, 2003
                          -------------------------------------------------
                            Direct     Assumed      (Ceded)        Net
                            ------     -------      -------        ---
                                          (in thousands)
Life insurance in force   $31,353,542  $141,861  $(17,636,047)  $13,859,356
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   347,834  $  5,888  $   (173,146)  $   180,576
Annuity                        31,854        --            --        31,854
                          -----------  --------  ------------   -----------
Total                     $   379,688  $  5,888  $   (173,146)  $   212,430
                          ===========  ========  ============   ===========
                                        December 31, 2002
                          -------------------------------------------------
                            Direct     Assumed      (Ceded)        Net
                            ------     -------      -------        ---
                                          (in thousands)
Life insurance in force   $42,892,027  $162,983  $(16,327,572)  $26,727,438
                          ===========  ========  ============   ===========
Premiums and other
considerations:
Traditional insurance
 premiums and
 universal life           $   275,453  $  6,257  $    (73,036)  $   208,674
Annuity                        27,143        --            --        27,143
                          -----------  --------  ------------   -----------
Total                     $   302,596  $  6,257  $    (73,036)  $   235,817
                          ===========  ========  ============   ===========

Benefits paid or provided were reduced by $21,521,000 and $7,165,000 at December 31, 2003 and 2002, respectively, for estimated recoveries under reinsurance treaties.

The Company nor any of its related parties control, either directly or indirectly, any reinsurers in which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company has not entered into any

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

reinsurance agreements in which the reinsurer may unilaterally cancel any reinsurance for reasons other than nonpayment of premiums or other similar credits.

NOTE 4 - FEDERAL INCOME TAX

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax liabilities and assets are as follows:

                                         December 31,
                                       2003        2002
                                     --------    --------
                                        (in thousands)
Deferred tax liabilities:
 Deferred policy acquisition costs   $141,452    $144,670
 Unrealized gains - FAS 115            16,199      17,864
 Capitalization of software             5,245       6,682
 Other                                    231         559
                                     --------    --------
   Total deferred tax liabilities     163,127     169,775
                                     --------    --------
Deferred tax assets:
 Policyholders' dividends               1,611       1,653
 Future policy benefits                73,501      73,604
 Basis differences on investments      20,405      28,900
 Premium - based DAC adjustment        37,308      36,922
 Retirement plan accruals              17,474      14,746
 Investment income differences            787       3,783
 Other                                  3,113       3,555
                                     --------    --------
   Total deferred tax assets          154,199     163,163
                                     --------    --------
   Net deferred tax liabilities      $  8,928    $  6,612
                                     ========    ========

Significant components of the provision for income tax expense/(benefit) attributable to continuing operations are as follows:

                                         December 31,
                                       2003        2002
                                     --------    --------
                                        (in thousands)
Current                              $ 10,350    $(13,362)
Deferred                                5,701      (3,155)
                                     --------    --------
Total                                $ 16,051    $(16,517)
                                     ========    ========

Federal income tax expense is calculated based on applying the statutory corporate tax rate to taxable income, and adjusting this amount for permanent differences between deductions allowed for financial statement purposes versus federal income tax purposes. Significant differences are due to adjustments to prior years' tax liabilities.

NOTE 5 - COMMITMENTS AND CONTINGENT LIABILITIES

Leases

The Company leases office space for various field agency offices with lease terms that vary in duration from 1 to 15 years. Some of these leases include escalation clauses that vary with levels of operating expense. Rental expense under these operating leases totaled $2,713,000 and $2,849,000 in 2003 and 2002, respectively.
The Company also leases furniture and equipment under operating leases, which expired in 2002. Rental expense under these leases included in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income totaled $121,000 and $104,000 in 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

At December 31, 2003, the future minimum lease payments for all noncancelable operating leases are as follows:

   Year        Amount
           (in thousands)
      2004    $ 2,727
      2005      2,190
      2006      1,783
      2007        694
      2008        569
After 2008      2,243
              -------
     Total    $10,206
              =======

Other Commitments

At December 31, 2002, the Company had outstanding agreements to fund mortgages totaling $32,540,000 in early 2004. In addition, the Company has committed to invest $13,904,000 in equity-type limited partnerships during the years 2004 to 2011. These transactions are in the normal course of business for the Company.

Litigation

In the normal course of business, the Company is party to various claims and litigation primarily arising from claims made under insurance policies and contracts. Those actions are considered by the Company in estimating the policy and contract liabilities. The Company's management believes that the resolution of those actions will not have a material adverse effect on the Company's financial position or results of operations.

Guaranty Fund Assessments

The economy and other factors have caused an increase in the number of insurance companies that are under regulatory supervision. This circumstance is expected to result in an increase in assessments by state guaranty funds, or voluntary payments by solvent insurance companies, to fund policyholder losses or liabilities of insurance companies that become insolvent. These assessments may, in certain instances, be offset against future premium taxes. For 2003 and 2002, the charge to operations related to these assessments was not significant. The estimated liability of $860,000 and $880,000 at December 31, 2003 and 2002, respectively, was based on data provided by the National Organization of Life and Health Insurance Guaranty Associations and was included in "Other liabilities" in the Consolidated Balance Sheets.

NOTE 6 - STATUTORY SURPLUS AS REPORTED TO REGULATORY AUTHORITIES

Union Central files statutory-basis financial statements with regulatory authorities. Union Central's statutory-basis financial statements are prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of Ohio, Union Central's state of domicile. Effective January 1, 2001, the State of Ohio required that insurance companies domiciled in the State of Ohio prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Ohio insurance commissioner. Surplus as reflected in the statutory-basis financial statements was as follows:

                     Year ended December 31,
                     -----------------------
                        2003       2002
                       ------     ------
                         (in thousands)
Capital and surplus   $311,308   $270,979

                            17

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 7 - EMPLOYEE BENEFITS

The Company has defined benefit plans covering substantially all of its employees. Benefits of the plans are based on the average of the employees' compensation over their career. The Company's funding policy is determined according to regulations as specified by ERISA and subsequent amendments. The contributions totaled $4,855,000 and $20,157,000 in 2003 and 2002, respectively. The
Company's net periodic pension cost was $7,221,000 and $7,471,000 for the years ended December 31, 2003 and 2002, respectively. Benefits paid in 2003 and 2002 were $6,354,000 and $5,792,000, respectively. Plan assets are primarily composed of mutual funds and unallocated insurance contracts. At December 31, 2003 and 2002, $91,409,000 and $94,745,000, respectively, was invested in affiliated mutual funds.

The measurement date for the Company's pension benefits was December 31. A table setting forth the funded status and the pension liability included in the Consolidated Balance Sheets follows:

                                    2003       2002
                                   ------     ------
                                      (in thousands)
Actuarial present value
of benefits obligations:
Accumulated benefit obligation,
 including vested benefits of
 $125,854 and $111,406 for 2003
 and 2002, respectively            $128,666   $114,740
                                   ========   ========
Projected benefit obligation       $130,603   $116,837
Plan assets at fair value           113,692     94,745
                                   --------   --------
Projected benefit obligation
 higher than plan assets           $ 16,911   $ 22,092
                                   ========   ========
Pension liability included
 in "Other liabilities"
 at end of year                    $ 14,975   $ 19,996

Also, $3,071,000 and $6,879,000 (net of tax) was charged directly to policyholders' equity in 2003 and 2002, respectively, as a result of recognizing an additional minimum pension liability adjustment under Statement of Financial Accounting Standard No. 87, "Employers' Accounting for Pensions", and was included in "Minimum pension liability adjustment" in the Consolidated Statements of Equity. The additional minimum pension liability adjustment as of December 31, 2002 was reduced by $7,872,000 (net of tax) due to the establishment of an intangible asset. During 2003, the Company determined that the intangible asset should not have been recorded in 2002. The intangible asset recorded in 2002 was appropriately eliminated from the Consolidated Balance Sheets and the calculation of the additional minimum liability in 2003.

The unfunded accumulated benefit obligation (ABO) will vary from year to year as changes in the market value of the plans' assets differs from changes in the ABO. The ABO varies from year to year as the rate used to discount future pension benefits related to the past service of plan participants changes. The discount rate at each valuation date reflects available rates on high quality fixed income investments. The investment strategy for the plans' assets is designed to achieve somewhat higher yields over the long term than would be achieved by investing entirely in high quality fixed income investments. Therefore, the market value of the plans' assets and the ABO do not change in the same amount from year to year. The Company believes that its current funding policy will be adequate to meet all future plan obligations over the long term.

                                   2003    2002
                                   ----    ----
Assumptions used to determine
the status of the plans were:
 Discount rate                     6.50%   7.00%
 Rate of increase in future
   compensation levels             3.00%   3.50%
 Expected long-term rate of
   return on assets                8.50%   8.50%

The Company has contributory savings plans for employees meeting certain service requirements that qualify under Section 401(k) of the Internal Revenue Code. These plans allow eligible employees to contribute up to certain prescribed limits of their pre-tax compensation. The Company will match 50% of the first 6% of participants' contributions for the Employee Saving Plan and 50% of the first 6% of participants' contributions for the Agents Savings Plan. The Company's matching contributions to these Plans were $1,820,000 and $1,964,000 for 2003 and 2002, respectively.
The value of the Plans' assets were $83,287,000 and $65,807,000 at December 31, 2003 and 2002, respectively. The assets are held in

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

the Company's deposit fund or under the variable accounts of a group annuity policy sponsored by the Company. At December 31, 2003 and 2002, $28,994,000 and $23,733,000, respectively, was invested in affiliated mutual funds.

NOTE 8 - POSTRETIREMENT BENEFITS

The Company provides certain health care and life insurance benefits for its eligible retired employees (the "Plan").
Substantially all of the Company's employees may become eligible for these benefits if they reach normal retirement age while working for the Company.

The measurement date for Other Postretirement Benefits was October
1. Information related to the postretirement benefits follows:

                                      2003        2002
                                      ----        ----
                                       (in thousands)
Net periodic postretirement costs   $ 2,705     $ 1,343
Cash benefits paid                    1,398       1,191
Employer contributions                2,400       2,177
Participant contributions               242         220

A summary of the accrued postretirement liability included in "Other liabilities" in the Consolidated Balance Sheet as determined by the Plan's actuaries follows:

                                      2003        2002
                                      ----        ----
                                       (in thousands)
Postretirement benefit obligation   $23,355     $19,861
Fair value of plan assets             8,131       5,835
                                    -------      -------
Unfunded status                      15,224      14,026
Unrecognized prior service cost        (637)         --
Unrecognized net gain                   756        1,012
                                    -------      -------
Accrued postretirement liability    $15,343      $15,038
                                    =======      =======

Plan assets are primarily composed of mutual funds and common stocks. At December 31, 2003 and 2002, $1,651,000 and $1,352,000,
respectively, was invested in affiliated mutual funds. The discount rate used in determining the accumulated postretirement benefit obligation was 6.50% and 7.00% at December 31, 2003 and 2002 respectively. The long-term rate of return on assets was 8.50% for 2003 and 2002.

On January 12, 2004, the FASB issued FASB Staff Position (FSP) FAS106-1, regarding the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003
(MMA). The FSP allows companies an opportunity to assess the effect of MMA on their retirement-related benefit costs and obligations and reflect the effects in the 2003 financial statements, pursuant to Statement of Financial Accounting Standard No. 106, "Employer's Accounting for Postretirement Benefits Other Than Pensions". Companies are also permitted to defer accounting for the effects of MMA until authoritative guidance is issued.
 The Company has elected to defer accounting for the effects of MMA, in accordance with the FSP. As a result, the postretirement benefit obligation and net periodic postretirement costs presented above do not reflect the effects of MMA on the Plan. Specific authoritative guidance on the accounting for the federal subsidy, one of the provisions of MMA, is pending and that guidance, when issued, could require us to change previously reported information.

A one percentage point increase in the health care cost trend rate in each year would not materially impact the postretirement benefit obligation, the interest cost and estimated eligibility cost components of the net periodic postretirement benefit cost as of and for the year ended December 31, 2003.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 9 - FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:
Cash and short-term investments: The carrying amounts reported in the Consolidated Balance Sheets for these instruments approximate their fair values.

Investment securities: Fair values for bonds are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from independent securities broker dealers or quoted market prices of comparable instruments. The fair values of common stock in Company sponsored mutual funds are based on quoted market prices and are recognized in "Equity securities available-for-sale at fair value", "Other fixed maturities" and "Other equity securities" in the Consolidated Balance Sheets. The fair values for limited partnerships are based on the quoted market prices of the investments underlying the limited partnership portfolios.

Mortgage loans: The fair values for commercial mortgages in good standing are estimated using discounted cash flow analysis using interest rates currently being offered for similar loans to borrowers with similar credit ratings in comparison with actual interest rates and maturity dates. Fair values for mortgages with potential loan losses are based on discounted cash flow analysis of the underlying properties.

Warehouse Finance Facility:    The warehouse finance facility is
offered on an as offered basis with interest at market interest rates, and therefore, the carrying value of the warehouse finance facility is a reasonable estimation of fair value.

Policy loans: Management is unable to ascertain the estimated life of the policy loan portfolio. Due to the excessive costs that would be incurred to determine this information, management considers the estimation of its fair value to be impracticable. The nature of a policy loan insures that the outstanding loan balance will be fully recoverable because the balance owed to the Company is always equal to or lower than the cash value of the insurance policy owed to the policyholder. Policy loans are stated at their aggregate unpaid balance in the Consolidated Balance Sheets.

Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

Surplus notes: Fair value for the Company's surplus notes liability was estimated using a discounted cash flow calculation based on current interest rates consistent with the maturity of the surplus notes.

The carrying amounts and fair values of the Company's mortgage loans are as follows:

                 December 31, 2003     December 31, 2002
                 -----------------     -----------------
                 Carrying    Fair      Carrying    Fair
                  Amount     Value      Amount     Value
                               (in thousands)
Mortgage loans   $527,530   $571,359   $578,913   $630,440

                               20

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

The carrying amounts and fair values of the Company's liabilities for investment-type insurance contracts are as follows:

                           December 31, 2003     December 31, 2002
                          ------------------    ------------------
                          Carrying     Fair     Carrying     Fair
                            Amount     Value      Amount     Value
                          --------   --------   --------   --------
                                        (in thousands)
Direct access             $ 63,208   $ 63,208   $ 65,164   $ 65,164
Traditional annuities       34,896     38,838     34,576      38,693
Supplementary contracts     10,919     11,073     10,229     10,368
GPA not involving life         719        785        867        941
Dividends accumulations      5,846      5,846      6,210      6,210
Premium deposit funds          664        664        626        626
                          --------   --------   --------   --------
Total                     $116,252   $120,414   $117,672   $122,002
                          ========   ========   ========   ========

The carrying amounts and fair values of the Company's liability for surplus notes is as follows:

                           December 31, 2003     December 31, 2002
                          ------------------    ------------------
                          Carrying     Fair     Carrying     Fair
                            Amount     Value      Amount     Value
                          --------   --------   --------   --------
                                        (in thousands)
Surplus notes             $ 49,801   $ 51,913   $ 49,793   $ 48,971
                          ========   ========   ========   ========

The Company's other insurance contracts are excluded from disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. Additional data with respect to the carrying value and fair value of the Company's investments is disclosed in Note 2.

NOTE 10 - LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT
EXPENSES

Activity in the liability for unpaid claims and claim adjustment expense is summarized as follows:

                                  December 31,
                                2003       2002
                              --------   --------
                                (in thousands)
Balance as of January 1       $161,037   $152,796
Incurred related to:
Current year                    91,862     80,743
Prior years                      6,927     11,821
                              --------   --------
Total incurred                  98,789     92,564
                              --------   --------
Paid related to :
Current year                    52,342     50,279
Prior years                     30,829     34,044
                              --------   --------
Total paid                      83,171     84,323
                              --------   --------
Balance as of December 31     $176,655   $161,037
                              ========   ========

The balance in the liability for unpaid claims and claim adjustment expenses is included in "Future policy benefits" and "Policy and contract claims" in the Consolidated Balance Sheets.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

As a result of changes in estimates of insured events in prior years, the provision of claims and claim adjustment expenses increased by $6,927,000 and $11,821,000 in 2003 and 2002, respectively. Amounts related to incurred claims related to prior years' resulted from prior year claims being settled for amounts greater than originally estimated. Included in the above balances are reinsurance recoverables of $4,037,000 and $2,413,000 at 2003 and 2002, respectively.

NOTE 11 - SURPLUS NOTES

On November 1, 1996, Union Central issued $50,000,000 of 8.20% Surplus Notes (Notes). The Notes mature on November 1, 2026 and may not be redeemed prior to maturity. The Notes are unsecured and subordinated to all present and future policy claims, prior claims and senior indebtedness. Subject to prior written approval of the Superintendent of the Ohio Insurance Department, these Notes pay interest semi-annually on May 1 and November 1.
Interest expense of $4,100,000 was incurred in 2003 and 2002, and was recorded as a reduction of "Net investment income" in the Consolidated Statements of Income. In connection with issuing the Notes, Union Central incurred and capitalized $765,000 of issuance cost. This cost is recorded in "Other assets" in the Consolidated Balance Sheets, and totaled $587,000 and $613,000 as of December 31, 2003 and 2002, respectively. Issuance cost of $26,000 was amortized in 2003 and 2002, respectively, and recorded to "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Additionally, the Notes have an original issue discount of $260,000, which is deducted from the balance of the Notes. Issuance costs and original issue discount will be amortized under the straight-line method over the term of the Notes. Amortization relating to original issue discount of $9,000 was recorded in 2003 and 2002 in "Underwriting, acquisition and insurance expense" in the Consolidated Statements of Income. Unamortized original issue discount of $198,000 and $207,000 was deducted from the balance of the Notes as of December 31, 2003 and 2002, respectively.

THE UNION CENTRAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - CONTINUED

NOTE 12 - COMPREHENSIVE INCOME

Statement of Financial Accounting Standards No. 130, "Reporting Comprehensive Income" (FAS 130) establishes the requirement for the reporting and display of comprehensive income and its components in the financial statements. Comprehensive income is defined by the FASB as all changes in an enterprise's equity during a period other than those resulting from investments by owners and distributions to owners. Comprehensive income includes net income and other comprehensive income, which includes all other non-owner related changes to equity and includes unrealized gains and losses on available-for-sale debt and equity securities and minimum pension liability adjustments. FAS 130 also requires separate presentation of the accumulated balance of other comprehensive income within the equity section of a statement of financial position. The Company has presented the required displays of total comprehensive income and its components, along with the separate presentation of the accumulated balance of other comprehensive income within the Consolidated Statements of Equity.

Following are the FAS 130 disclosures of the related tax effects allocated to each component of other comprehensive income and the accumulated other comprehensive income balances required by FAS
130.

                                      Year Ended December 31, 2003
                                      ----------------------------
                                      Before-   Tax
                                        Tax   Expense/  Net-of-Tax
                                       Amount (Benefit)  Amount
                                      -------   ------  -------
                                            (in thousands)
Unrealized losses on securities:

Unrealized gains arising during 2003  $20,561   $7,196  $13,365

Less: reclassification adjustments
for gains realized in net income      (25,316)  (8,861) (16,455)
                                      -------   ------  -------
Net unrealized losses                  (4,755)  (1,665)  (3,090)
                                      -------   ------  -------
Minimum pension liability adjustment   (4,725)  (1,654)  (3,071)
                                       -------   ------  -------
Other comprehensive loss               $(9,480) $(3,319) $(6,161)
                                       =======   ======  =======

                                      Year Ended December 31, 2002
                                      ----------------------------
                                      Before-   Tax
                                        Tax   Expense/  Net-of-Tax
                                       Amount (Benefit)  Amount
                                      -------   -------  -------
                                            (in thousands)
Unrealized gains on securities:

Unrealized gains arising during 2002   $58,105  $20,337  $37,768

Less:  reclassification adjustments
for gains realized in net income        (3,817)  (1,336)  (2,481)
                                       -------  -------  -------
Net unrealized gains                    54,288   19,001   35,287
                                       -------  -------  -------
Minimum pension liability adjustment   (10,583)  (3,704)  (6,879)
                                       -------  -------  -------
Other comprehensive income             $43,705  $15,297  $28,408
                                       =======  =======  =======

                     PART C


                OTHER INFORMATION

                    CARILLON ACCOUNT

               PART C - OTHER INFORMATION


Item 24. Financial Statements and Exhibits

(a) Financial Statements

    (1) The Financial Statements of the Registrant, Carillon Account, are included in Part B
    (2) The Financial Statements of the Depositor, The Union Central Life Insurance Company, are included in Part B
    (3) The Schedule of Investments in securities of unaffiliated issuers is included in the Carillon Account Financials and Notes

(b) Exhibits
    (1) Resolution of the Board of Directors of The Union Central Life Insurance Company authorizing establish-ment of CA - previously filed (initial filing on July 11, 1984)
    (2) Proposed form of Custodianship Agreement - previously filed (initial filing on July 11, 1984)
    (3) Proposed form of Principal Underwriting Agreement - previously filed (initial filing on July 11, 1984)
    (4) Specimen Contract - previously filed (UC 2617 form initial filing on July 11, 1984; replacement UC 8134 and 8135 forms filing on April 30, 2003)
    (5) Specimen Application - previously filed (Post-Effective Amendment No. 14 - May 1, 1996)
    (6) (a) Certificate of Incorporation of The Union
            Central Life Insurance Company - previously filed (initial filing on July 11,1984)
        (b) Code of Regulations of The Union Central Life Insurance Company- previously filed (initial filing on July 11, 1984)
    (7) Not Applicable
    (8) None
    (9) Opinion of John F. Labmeier, Esq., The Union Central Life Insurance Company - previously filed (initial filing on July 11, 1984)
   (10) Consent of Ernst & Young LLP - filed herewith
   (11) None
   (12) Not applicable

Item 25. Directors and Officers of the Depositor

Set forth below is a list of the directors and executive officers of The Union Central Life Insurance Company and the position held with the Company by each person.

Name and                         Principal Positions and
Business Address                 Offices with Depositor
--------------------------------------------------------
James A. Anderson                Director
3333 Burnet Avenue
Cincinnati, Ohio 45229

Senator Richard H. Finan         Director
11137 Main Street
Cincinnati, Ohio  45241

William A. Friedlander           Director
36 East Fourth Street
Cincinnati, Ohio  45202

John H. Jacobs*                  Chairman of the Board,
                                 President and
                                 Chief Executive Officer

William G. Kagler                Director
18 Hampton Lane
Cincinnati, Ohio  45208

Lawrence A. Leser                Director
312 Walnut Street, 28th Floor
Cincinnati, Ohio  45202

Francis V. Mastrianna, Ph.D.     Director
5603 Flagstone Way
Milford, Ohio 45150

Mary D. Nelson, FSA              Director
7900 Brill Road
Cincinnati, Ohio 45243

Thomas E. Petry                  Director
1500 Chiquita Center
250 East Fifth Street
Cincinnati, Ohio  45202

Larry R. Pike*                   Director

Myrtis H. Powell, Ph.D.          Director
8315 Crestdale Court
Cincinnati, Ohio  45236

Dudley S. Taft                   Director
312 Walnut Street
Suite 3550
Cincinnati, Ohio  45202

John M. Tew, Jr., M.D.           Director
231 Albert Sabin Way
Cincinnati, Ohio  45267

Lisa A. Mullen*                  Senior Vice President,
                                 Controller, Treasurer

Gary T. Huffman*                 Executive Vice President,
                                 Products, Marketing & Service

Steven R. Sutermeister*          Senior Vice President and
                                 Chief Investment Officer

David F. Westerbeck*             Executive Vice President,
                                 General Counsel and Secretary

Dale D. Johnson*                 Senior Vice President

Elizabeth G. Monsell*            Senior Vice President
Steven J. Valerius*              Senior Vice President

___________
*  P.O. Box 40888
   Cincinnati, Ohio  45240

Item 26. Persons Controlled by or Under Common Control with the
Depositor or Registrant

Set forth below is a chart showing the entities controlled by The
Union Central Life Insurance Company, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


        THE UNION CENTRAL LIFE INSURANCE COMPANY, its Subsidiaries and Affiliates

I.   The Union Central Life Insurance Company (Ohio)

     A. Carillon Investments, Inc. (Ohio) - 100% owned
     B. Carillon Marketing Agency, Inc. (Delaware) - 100% owned

        a. Carillon Marketing Agency of Alabama, Inc. (Alabama)
           - 100% owned

        b. Carillon Marketing Agency of Idaho, Inc. (Idaho) -
           100% owned

        c. Carillon Marketing Agency of Kentucky, Inc. (Kentucky)
           - 100% owned

        d. Carillon Marketing Agency of Maine, Inc. (Maine) -
           100% owned

        e. Carillon Insurance Agency of Massachusetts, Inc.
           (Massachusetts) - 100% owned

        f. Carillon Marketing Agency of New Mexico, Inc. (New
           Mexico) - 100% owned

        g. Carillon Marketing Agency of Ohio, Inc. (Ohio) -
           100% owned

        h. Carillon Marketing Agency of Pennsylvania, Inc.
           (Pennsylvania) - 100% owned

        i. Carillon Marketing Agency of Texas, Inc. (Texas)
           - 100% owned

        j. Carillon Marketing Agency of Wyoming, Inc. (Wyoming)
           - 100% owned

        k. Carillon Marketing Agency of Nevada, Inc. (Nevada) -
           100% owned

     C. Summit Investment Partners, Inc. (Ohio) - 100% owned

     D. Family Enterprise Institute, Inc. (Delaware) - 100% owned

     E. PRBA, Inc. (California) - 100% owned

        a. Price, Raffel & Browne Administrators, Inc. (Delaware)
           - 100% owned


     F. Summit Investment Partners, LLC (Ohio) - 100% owned

     G. Payday of America, LLC (Ohio) - 100% owned

     H. Union Central Mortgage Funding, Inc. (Ohio) - 100% owned

II.  Mutual Funds of the Summit Group

     A. Summit Mutual Funds, Inc.* (Maryland)

*  At December 31, 2003, The Union Central Life Insurance
   Company owned 75.09% of the outstanding shares of Summit
   Mutual Funds, Inc. Pinnacle Series.

Item 27. Number of Contractowners

As of February 29, 2003, the total number of contractowners of qualified and non-qualified contracts offered by the Registrant was 14,435.

Item 28. Indemnification

Article 1701.13(E)(1) of the Ohio Revised Code provides in relevant part that a corporation may indemnify any person who is a party to a lawsuit or any other legal action other than one brought on behalf of the corporation, by reason of the fact that he is or was a director, officer, employee or agent of the corporation, or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation, against expenses and amounts paid in connection with a lawsuit or action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action had no reasonable cause to believe his conduct was unlawful.

Article VII of the Code of Regulations of The Union Central Life Insurance Company states that, "The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other person whom it may indemnify pursuant thereto."

Item 29. Principal Underwriters

(a) The principal underwriter of contracts for the Registrant is Carillon Investments, Inc. Carillon Investments, Inc.
    also acts as a principal underwriter for Summit Mutual
    Funds, Inc. Apex Series and Carillon Life Account.

(b) Set forth below is a list of each officer and director of Carillon Investments, Inc. and the position held with the company by each person.


Name and Principal       Positions and
Business Address*        Offices with Underwriter
-------------------------------------------------
Harry Rossi              Director

Gary T. Huffman          Director

Steven R. Sutermeister   Director

Elizabeth G. Monsell     Director and President

Kevin W. O'Toole         Vice President

Connie Grosser           Vice President, Operations, and Treasurer

Bernard A. Breton        Vice President and Compliance Officer

John F. Labmeier         Vice President and Secretary

Andrew J. Van Erp        Vice President

John M. Lucas            Assistant Secretary

John R. Feldman          Assistant Vice President

Joy R. Clements          Assistant Vice President

Melissa A. MacKendrick   Assistant Treasurer

* The principal business address of each person is 1876 Waycross Road, Cincinnati, Ohio 45240

(c)

                     Net Underwriting Compensation
                        Discounts and      on       Brokerage
Name of Underwriter       Commissions  Redemption  Commissions  Compensation
Carillon Investments, Inc. $2,822,156      N/A         N/A          N/A

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained by the Depositor at its principal office, 1876 Waycross Road, Cincinnati, Ohio 45240.

Item 31. Management Services

None.

Item 32. Undertakings and Representations

The Registrant is relying on a no-action letter issued to the American Council of Life Insurance published November 28, 1988. The no-action letter provides certain assurances relying on compliance with Internal Revenue Code Section 403(b)(11) and certain provisions of the Investment Company Act of 1940. The Registrant represents it will comply with paragraph 1 - 4 of the no-action letter.

The Union Central Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Union Central Life Insurance Company.

                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act, the Registrant, Carillon Account, and the Depositor, The Union Central Life Insurance Company, have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Cincinnati and the State of Ohio, on the 30th day of April, 2004.

                                                CARILLON ACCOUNT
                                                   (Registrant)

                        THE UNION CENTRAL LIFE INSURANCE COMPANY
(SEAL)                                (Depositor)


Attest: /s/ John F. Labmeier              By:  /s/ John H. Jacobs
                               President, Chief Executive Officer
                           and Chairman of the Board of Directors
                         The Union Central Life Insurance Company


     As required by the Securities Act of 1933, this Registration Statement has been signed below by the following Directors and Officers of The Union Central
Life Insurance Company in the capacities and on the dates indicated.



Signature               Title                          Date
---------               -----                          ----
/s/ John H. Jacobs      President, Chief Executive     4/30/2004
                        Officer and Chairman of the
                        Board of Directors
                        (Principal Executive Officer)

/s/ Lisa A. Mullen      Senior Vice President,         4/30/2004
                        Controller and Treasurer
                        (Principal Financial and
                        Accounting Officer)


Signature                           Title       Date
---------                           -----       ----
*/s/ William A. Friedlander         Director    4/30/2004

*/s/ William G. Kagler              Director    4/30/2004

*/s/ Lawrence A. Leser              Director    4/30/2004

*/s/Francis V. Mastrianna, Ph.D.    Director    4/30/2004

*/s/ Mary D. Nelson, FSA            Director    4/30/2004

*/s/ Thomas E. Petry                Director    4/30/2004

*/s/ Myrtis H. Powell, Ph.D.        Director    4/30/2004

*/s/ Dudley S. Taft                 Director    4/30/2004

*/s/ John M. Tew, Jr., M.D.         Director    4/30/2004



*/ By David F. Westerbeck, pursuant to Power of Attorney previously filed.

             TABLE OF EXHIBITS




Item 24  (b)(10)   Consent of Ernst & Young LLP